NUVEEN
Municipal
Bond Funds


April 30, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.





[PHOTO OF COUPLE APPEARS HERE]









National
National Insured

                                   Contents









                                   1  Dear Shareholder

                                   3  Answering Your Questions

                                   6  Nuveen Municipal
                                      Bond Fund Overview

                                   8  Nuveen Insured Municipal
                                      Bond Fund Overview

                                  11  Financial Section

                                  63  Shareholder Information

                                  64  Fund Information

Dear Shareholder

It is my pleasure to report to you on the performance of the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund, and to welcome new investors to our family of investments. This report represents portfolio performance for the period ended April 30, 1997. Your fund's fiscal year end changed from February 28 to April 30 as part of the Nuveen/Flagship reorganization approved by shareholders earlier this year.

Shareholders were rewarded during the fiscal year with the attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach --qualities that make these funds a good choice for those seeking a stable addition to their core investment portfolio.

The funds' sound performance came during a volatile year in the municipal bond market, including a mid-1996 decline and a post-election rally. Our focus on high quality bonds helped to control price swings, while the market's volatility created opportunities for the funds' portfolio managers to add value and enhance fund yields. By continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, Nuveen was able to generate very attractive current yields for shareholders while also preserving capital.

As of April 30, 1997, Class A shareholders in the Municipal Bond Fund were receiving tax-free yields on net asset value of 4.89%, while Class A shareholders in

[Photo of Timothy R. Schwertfeger appears here] the Insured Municipal Bond Fund were receiving 4.77%. To match these yields, investors in the 31% federal income tax bracket would have had to earn 7.09% and 6.91%, respectively, from taxable alternatives.

During the same period, both funds finished in the top quartile of their respective peer groups based on total return performance. The fund's Class A shares tracked the benchmark Lehman Municipal Bond Index, generating total returns of 6.87% for the Municipal Bond Fund and 6.11% for the Insured Municipal Bond Fund, compared with a total return of 6.63% for the Lehman Index.

Nuveen has recently made significant and exciting additions to the investment options available to our shareholders -- additions that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. We also introduced new fund pricing options to make purchasing our mutual funds even more convenient, and we revamped our prospectuses and annual shareholder reports to make them easier to read and provide expanded information about the funds.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

June 12, 1997




"Shareholders were rewarded during the fiscal year with attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach."

Answering Your Questions


What are the investment objectives of the funds?

The funds aim to provide investors with a high level of tax-free income while preserving the capital that investors have entrusted to us. Many investors rely on their portfolio as a principal source of ongoing financial security. To that end, we focus our portfolio strategy on preserving what Nuveen investors have accumulated while generating income to support a comfortable lifestyle.

What is your strategy for meeting those objectives?
Rigorous research analysis and a value investing approach are at the foundation of both funds' strategies. Each is a Nuveen hallmark, and they go hand in hand.

A value strategy means that we look for high-quality securities that are undervalued and attractively priced relative to the rest of the market. Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate.

One current example of a region we've identified as undervalued is the Sun Belt. The growth of the Southeast and Southwest has resulted in a huge volume of municipal bond issuance, most of which is to provide essential services: schools, correctional facilities, and water and sewer systems. The combination of volume and quality has created tremendous opportunities to find value.

[Photo of Tom Spalding Appears Here]

Tom Spalding, head of Nuveen's Chicago-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

That's not to say it's easy. There is more municipal market information out there than ever before, and the markets are more efficient. As a result, there are fewer opportunities to find value. But by focusing on quality issues with fundamental value, as opposed to trying to call the direction of interest rates, we've been able to produce the high level of income and consistent share price performance investors expect.

How did the funds perform during the year and what key economic and market factors affected the funds' performance?

The Nuveen Municipal Bond Fund was a solid performer in its Lipper category (57th of 231 national municipal bond funds), providing Class A shareholders with steady tax-free income and a total return of 6.87% for the 12 months ended April 30, 1997. The Nuveen Insured Municipal Bond Fund also turned in a strong performance versus its peers (16th in a group of 51 national insured municipal bond funds). Shareholders received a total return of 6.11% for the period. During this period, the Lehman Brothers Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a 6.63% total return.

During the last 12 months the Treasury market has shown significant volatility, while the municipal market has been more price-stable and has outperformed its taxable counterpart. For the same time period, the Bond Buyer Revenue Bond Index began the period yielding 6.32% and closed the period at 6.13%. When bond yields go down, prices go up, improving the net asset value of your fund. This improvement in municipal bond performance relative to Treasuries was primarily due to a

"Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate."

light and steady supply of new municipal issues combined with renewed investor demand from individual retail buyers and insurance companies. Additionally, the municipal market has not been subjected to tax-based political debates or high-profile credit issues such as the credit problems that occurred in Orange County, California, which affected the relative strength of our market over the past few years.


What is your market outlook for the coming year?

The economy in the second quarter has grown at a slower pace than during the first quarter; however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range may continue through the third quarter. Municipal bond yields have continued to move to a lower percentage of Treasuries due to a favorable supply/demand environment, and that may continue although with slightly greater volatility.

Of course, that's a short-term outlook. By following a disciplined value strategy, and depending on sound research, the long-term outlook for our municipal bond funds -- and for Nuveen shareholders -- is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

-----
5

CREDIT QUALITY

[PIE CHART APPEARS HERE]

AAA   36.5%
BBB    7.7%
BB/NR   .9%
A     18.4%
AA    36.5%

DIVERSIFICATION

[PIE CHART APPEARS HERE]

Electric Utilities      20%
Housing Facilities      16%
Water & Sewer            9%
Escrowed Bonds          13%
Other                   12%
General Obligations      7%
Transportation           6%
Health Care Facilities  17%

Morningstar Rating/3/



Municipal Bond Fund
Overview


Fund Highlights
--------------------------------------------------------------------------------
Share Class                                A            B        C            R
Inception Date                          6/95         2/97     6/95        11/76
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  $9.14       $ 9.15    $9.14        $9.15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Net Assets ($000)                                              $2,850,807
--------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         20.64
--------------------------------------------------------------------------------
Duration (years)                                                            7.9
--------------------------------------------------------------------------------

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                          A(NAV)   A(Offer)       B       C        R

1-Year                                6.87%     2.38%    6.36%   6.16%    7.25%
--------------------------------------------------------------------------------
5-Year                                6.26%     5.35%    5.57%   5.49%    6.55%
--------------------------------------------------------------------------------
10-Year                               7.53%     7.07%    6.80%   6.74%    7.81%
--------------------------------------------------------------------------------
Tax-Free Yields
--------------------------------------------------------------------------------
Share Class                          A(NAV)  A(Offer)        B       C        R

Dist Rate                             5.12%     4.91%    4.39%   4.60%    5.31%
--------------------------------------------------------------------------------
SEC 30-Day Yld                        4.89%     4.69%    4.14%   4.34%    5.09%
--------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  7.09%     6.80%    6.00%   6.29%    7.38%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257, 608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                                      Nuveen Municipal Bond Fund
                                                    April 30, 1997 Annual Report


Index Comparison*
[Line Chart Appears Here]

            Lehman
            Brothers
            Municipal        Nuveen Municpal    Nuveen Municipal
Date        Bond Index       Bond Fund (NAV)    Bond Fund (Offer)
----        -------------    ---------------    -----------------
May-87       $10,000.00        $10,000.00          $ 9,580.00
May-88       $10,843.61        $10,758.25          $10,306.41
May-89       $12,089.90        $12,198.02          $11,685.70
May-90       $12,974.48        $12,915.47          $12,373.02
May-91       $14,282.11        $14,124.82          $13,531.58
May-92       $15,685.25        $15,400.38          $14,753.56
May-93       $17,561.76        $16,843.84          $16,136.40
May-94       $17,995.40        $17,226.70          $16,503.18
May-95       $19,634.16        $18,723.19          $17,936.81
May-96       $20,531.57        $19,380.17          $18,566.21

  Lehman Brothers Municipal Bond Index  -$22,091
  Nuveen Municipal Bond Fund (NAV)      -$20,667
  Nuveen Municipal Bond Fund (Offer)    -$19,737
Past performance is not predictive of future performance.

* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.



Dividend History (A Shares)
[Bar Chart Appears Here]

                    Share
Ex Div Date         Dividend
 5/9/1996           0.0395
 6/7/1996           0.0395
 7/9/1996           0.0385
 8/9/1996           0.0385
 9/9/1996           0.0385
10/9/1996           0.0385
11/8/1996           0.0838
12/9/1996           0.0385
 1/9/1997           0.0385
2/13/1997            0.039
 3/9/1997            0.039
 4/9/1997            0.039

The fund paid shareholders a capital gains distribution of $0.0453 per share in December 1996.

Insured Municipal Bond Fund
Overview


Credit Quality

[PIE CHART APPEARS HERE]

AAA  98.7%
BBB   0.6%
AA    0.7%

------------------------------------------------------------------------------
Diversification

[PIE CHART APPEARS HERE]

Water & Sewer            7%
Escrowed Bonds          20%
Health Care Facilities  18%
Other                   10%
General Obligations     19%
Housing Facilities       5%
Educational Facilities   7%
Pollution Control        5%
Lease Rental             9%

------------------------------------------------------------------------------
Morningstar Rating /3/

------------------------------------------------------------------------------


Fund Highlights
---------------------------------------------------------------------------
Share Class                                  A         B        C         R
Inception Date                            9/94      2/97     9/94     12/86
 ...........................................................................
Net Asset Value (NAV)                   $10.66    $10.67   $10.56    $10.62
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Total Net Assets ($000)                                            $790,016
 ...........................................................................
Average Weighted Maturity (years)                                     22.08
 ...........................................................................
Duration (years)                                                       7.84
---------------------------------------------------------------------------

Annualized Total Return/1/
---------------------------------------------------------------------------
Share Class                     A(NAV)  A(Offer)       B        C         R
1-Year                           6.11%     1.66%    5.57%    5.49%     6.46%
 ...........................................................................
5-Year                           6.94%     6.02%    6.15%    6.04%     7.14%
 ...........................................................................
10-Year                          8.09%     7.62%    7.31%    7.23%     8.32%
 ...........................................................................

Tax-Free Yields
---------------------------------------------------------------------------
Share Class                     A(NAV)  A(Offer)       B        C         R
 ...........................................................................
Dist Rate                        5.18%     4.96%    4.44%    4.60%     5.37%
 ...........................................................................
SEC 30-Day Yld                   4.77%     4.57%    4.02%    4.23%     4.97%
 ...........................................................................
Taxable Equiv Yld/2/             6.91%     6.62%    5.83%    6.13%     7.20%
---------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257, 608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                              Nuveen Insured Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

----------------------------------------------------------------------------------------
Index Comparison*
----------------------------------------------------------------------------------------
[LINE CHART APPEARS HERE]

             Lehman
            Brothers        Nuveen Insured        Nuveen Insured
           Municipal       Municipal Bond      Municipal Bond Fund
Date       Bond Index        Fund (NAV)              (Offer)
----       ----------     --------------       -------------------
           $10,000.00        $10,000.00             $ 9,580.00
May-88     $10,843.61        $10,671.86             $10,223.64
May-89     $12,089.90        $12,297.40             $11,780.91
May-90     $12,974.48        $12,986.22             $12,440.80
May-91     $14,282.11        $14,345.63             $13,743.11
May-92     $15,685.25        $15,746.77             $15,085.41
May-93     $17,561.76        $17,774.05             $17,027.54
May-94     $17,995.40        $18,034.88             $17,277.42
May-95     $19,634.16        $19,908.23             $19,072.09

Mar-96     $20,597.46        $20,595.99             $19,730.95
Apr-97     $22,091.00        $21.762.00             $20,782.00

------------------------------------------------------------------------------
Dividend History (A Shares)
------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]

EX DIV DATE                       SHARES DIVIDEND
 5/9/96                              0.0445
 6/7/96                              0.0445
 7/9/96                              0.0445
 8/9/96                              0.0445
 9/9/96                              0.0445
 10/9/96                             0.0445
 11/8/96                             0.0831
 12/9/96                             0.0445
 1/9/97                              0.0445
 2/13/97                             0.046
 3/9/97                              0.046
 4/9/97                              0.046

The fund paid shareholders a capital gains distribution of $0.0376 per share in December 1996.

Financial Section



    Contents

12  Portfolio of Investments

46  Statement of Net Assets

47  Statement of Operations

48  Statement of Changes in Net Assets

50  Notes to Financial Statements

58  Financial Highlights

62  Report of Independent Public
    Accountants

                        Portfolio of Investments
                        Municipal Bond

      Principal                                                                        Optional Call                     Market
         Amount         Description                                                      Provisions*    Ratings**         Value
-------------------------------------------------------------------------------------------------------------------------------
                        Alaska -- 1.5%

    $ 3,885,000         Alaska Housing Finance Corporation, Insured Mortgage            6/97 at 100        Aa1      $ 3,901,550
                          Program Bonds, 1978 First Series, 6.375%, 12/01/07

     14,500,000         Alaska Housing Finance Corporation, Insured Mortgage           12/03 at 102        Aa1       14,547,850
                          Program Bonds, 1993 First Series, 5.800%, 12/01/18

                        Alaska Housing Finance Corporation, Insured Mortgage
                        Program Bonds, 1990 First Series:
      3,290,000           7.650%, 12/01/10                                             12/00 at 102        Aa1        3,310,957
      9,860,000           7.800%, 12/01/30                                             12/00 at 102        Aa1        9,925,175

     12,375,000         Alaska Housing Finance Corporation, Collateralized             12/03 at 102        Aaa       12,058,076
                          Home Mortgage Bonds, 1990 Series A,
                          5.850%, 6/01/25
-------------------------------------------------------------------------------------------------------------------------------
                        Arizona -- 2.7%

      7,750,000         Arizona Board of Regents, Arizona State University,             7/02 at 101         AA        7,835,405
                          System Revenue Refunding Bonds, Series 1992-A,
                          5.750%, 7/01/12

     20,350,000         Salt River Project Agricultural Improvement and Power           1/02 at 100         Aa       19,352,240
                          District, Arizona, Salt River Project Electric System
                          Revenue Bonds, 1992 Series C, 5.500%, 1/01/28

      9,145,000         Salt River Project Agricultural Improvement and Power           7/97 at 100         Aa        8,775,359
                          District, Arizona, Salt River Project Electric System
                          Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

                        Salt River Project Agricultural Improvement and Power
                        District, Electric System Revenue Refunding Bonds,
                        1993 Series C:
      5,000,000           4.900%, 1/01/08                                               1/04 at 102         Aa        4,850,500
     36,820,000           4.750%, 1/01/17                                               1/04 at 100         Aa       32,572,813

      4,570,000         The Industrial Development Authority of the City of             9/97 at 102        Aaa        4,731,230
                          Scottsdale, Arizona, Hospital Revenue Refunding
                          Bonds (Scottsdale Memorial Hospital),
                          Series 1987 A, 8.500%, 9/01/07
-------------------------------------------------------------------------------------------------------------------------------
                        Arkansas -- 0.4%

     11,210,000         Jefferson County, Arkansas, Hospital Refunding                  7/03 at 102          A       11,697,523
                          Revenue Bonds, Series 1993, 6.000%, 7/01/06
-------------------------------------------------------------------------------------------------------------------------------
                        California -- 13.8%

     19,220,000         California Health Facilities Financing Authority, Insured       7/04 at 102        Aaa       17,658,759
                          Health Facility Refunding Revenue Bonds (Catholic
                          Healthcare West) 1994 Series A, 5.000%, 7/01/14


                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                              Optional Call                    Market
     Amount    Description                                               Provisions*     Ratings**         Value
----------------------------------------------------------------------------------------------------------------
               California -- continued

$38,795,000    California Statewide Communities Development               7/03 at 102           AA    $36,661,663
                  Authority, Certificates of Participation, St. Joseph
                  Health System Obligated Group, 5.500%, 7/01/23

11,500,000     California Statewide Communities Development              10/03 at 102          Aaa     11,210,315
                  Authority, Insured Health Facilities Revenue,
                  Certificates of Participation (UniHealth America),
                  1993 Series A, 5.500%, 10/01/14

12,000,000     State Public Works Board of the State of California       11/04 at 102          Aaa     13,778,160
                  Lease Revenue Bonds (Department of Corrections),
                  1994 Series A (California State Prison--
                  Monterey County (Soledad II)), 7.000%, 11/01/19
                  (Pre-refunded to 11/01/04)

               State of California, Department of Water Resources,
               Central Valley Project, Water System Revenue Bonds,
               Series L:
15,515,000         5.700%, 12/01/16                                       6/03 at 101 1/2       Aa     15,378,623
 9,500,000         5.750%, 12/01/19                                      12/03 at 101 1/2       Aa      9,422,385
12,250,000         5.500%, 12/01/23                                      12/03 at 101 1/2       Aa     11,698,383

21,000,000     State of California, Department of Water Resources,       12/03 at 101           Aa     17,927,490
                  Central Valley Project, Water System Revenue
                  Bonds, Series M, 4.875%, 12/01/27

15,725,000     Central Joint Powers Health Financing Authority,           2/03 at 102         Baa1     14,397,496
                  Certificates of Participation, Series 1993 (Community
                  Hospitals of Central California), 5.250%, 2/01/13

 9,000,000     East Bay Municipal Utility District (Alameda and           6/03 at 102          Aaa      8,012,610
                  Contra Costa Counties, California), Water System
                  Subordinated Revenue Refunding Bonds,
                  Series 1993A, 5.000%, 6/01/21

               Foothill/Eastern Transportation Corridor Agency,
               Toll Road Revenue Bonds Series 1995A:
45,000,000        0.000%, 1/01/23                                        No Opt. Call          Baa      8,798,850
15,000,000        6.000%, 1/01/34                                         1/05 at 102          Baa     14,640,300

17,040,000     Los Angeles Convention and Exhibition Center               8/03 at 102          Aaa     16,069,742
                  Authority, Lease Revenue Bonds, 1993 Refunding
                  Series A, The City of Los Angeles (California),
                  5,125%,8/15/13


                           Portfolio of Investments

                           Municipal Bond -- continued
Principal                                                                              Optional Call                       Market
Amount                     Description                                                  Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                           California -- continued
$17,575,000                Department of Water and Power of the City of                 4/02 at 102           Aa         $18,460,253
                             Los Angeles, California, Water Works Revenue Bonds,
                             Issue of 1992, 6.500%, 4/15/32

 16,000,000                The City of Los Angeles (California), Wastewater             6/03 at 102          Aaa          15,669,440
                             System Revenue Bonds, Series 1993-B,
                             5.700%, 6/01/23

 15,615,000                The City of Los Angeles, California, Wastewater System      11/03 at 102          Aaa          14,292,878
                             Revenue Bonds, Series 1993-D, 5.200%, 11/01/21

 15,750,000                Los Angeles County, Metropolitan Transportation              7/03 at 102          AA-          15,394,365
                             Authority, Proposition A, Sales Tax Revenue
                             Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

                           Los Angeles County Metropolitan Transit Authority,
                           Proposition C Sales Tax Revenue Second Senior
                           Bonds, Series 1993-B:
 17,185,000                  4.750%, 7/01/18                                            7/03 at 102          Aaa          14,821,547
  8,000,000                  5.250%, 7/01/23                                            7/03 at 102          Aaa           7,355,280

                           Los Angeles County Sanitation Districts Financing
                           Authority, Capital Projects Revenue Bonds,
                           1993 Series A (Senior Ad Valorem Obligation Bonds):
 10,500,000                  5.375%, 10/01/13                                          10/03 at 102           Aa          10,100,790
 20,750,000                  5.000%, 10/01/23                                          10/03 at 100           Aa          18,404,005

 31,360,000                Los Angeles County Transportation Commission                 7/02 at 102          Aaa          34,717,402
                             (California) Proposition C Sales Tax Revenue
                             Bonds, Second Senior Bonds, Series 1992-A,
                             6.750%, 7/01/19 (Pre-refunded to 7/01/02)

  5,000,000                The Metropolitan Water District of Southern                  7/02 at 102           Aa           4,798,700
                             California, Water Revenue Bonds, Issue of 1992,
                             5.500%, 7/01/19

 22,405,000                Northern California Power Agency, Hydroelectric              7/98 at 102           A-          23,350,491
                             Project Number One Revenue Bonds, Refunding
                             Series E, 7.150%, 7/01/24

 15,600,000                Sacramento County Sanitation Districts Financing            12/03 at 102           Aa          13,234,260
                             Authority, 1993 Revenue Bonds, 4.750%, 12/01/23

  8,050,000                The Regents of the University of California, Refunding       9/02 at 102            A           8,950,473
                             Revenue Bonds (Multiple Purpose Projects),
                             Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.1%

$29,175,000     Colorado Housing and Finance Authority, Single-              11/01 at 102       Aa1  $30,616,245
                  Family Housing Revenue Refunding Bonds,
                  1991 Series A, 7.250%, 11/01/31
----------------------------------------------------------------------------------------------------------------
                Connecticut -- 0.1%

    830,000     Connecticut Housing Finance Authority, Housing               11/00 at 102        Aa      835,644
                  Mortgage Finance Program Bonds, 1990 Series B,
                  1990 Subseries B1, 7.550%, 11/15/08

  2,970,000     Connecticut Resources Recovery Authority,                 7/97 at 101 1/2         A    3,024,351
                  Bridgeport Resco Company, L.P. Project Bonds,
                  Series B, 8.625%, 1/01/04
----------------------------------------------------------------------------------------------------------------
                District of Columbia -- 0.3%

  7,470,000     Capitol Hill Towers, Inc., First Mortgage Revenue             7/97 at 102       N/R    7,645,097
                  Bonds (FHA Insured Mortgage--Section 8
                  Assisted Elderly Housing), 8.500%, 1/01/22
----------------------------------------------------------------------------------------------------------------
                Florida -- 2.9%

  4,500,000     Dade County Health Facilities Authority (Florida),           12/97 at 102       Aaa    4,705,155
                  Hospital Revenue Bonds, Series 1987 (Mount Sinai
                  Medical Center Project), 8.400%, 12/01/07
                  (Pre-refunded to 12/01/97)

 31,000,000     Hillsborough County Industrial Development                    5/02 at 103        AA   35,854,910
                  Authority, Pollution Control Revenue Refunding
                  Bonds (Tampa Electric Company Project)
                  Series 1992, 8.000%, 5/01/22

  9,300,000     Jacksonville Electric Authority (Jacksonville, Florida), 10/99 at 101 1/2       Aa1    9,850,002
                  St. Johns River Power Park System Special
                  Obligation Bonds, First Crossover Series,
                  6.500%, 10/01/14 (Pre-refunded to 10/01/99)

 25,000,000     Orlando Utilities Commission, Water and Electric             10/99 at 100        Aa   22,265,500
                  Subordinated Revenue Bonds, Series 1989D,
                  5.000%, 10/01/23

  8,005,000     City of Pensacola Health Facilities Authority, Health     1/98 at 101 1/2       Aaa    8,325,280
                  Facilities Revenue Refunding Bonds, Series 1988
                  (Daughters of Charity National Health System
                  Sacred Heart Hospital of Pensacola, Florida),
                  7.750%, 1/01/03 (Pre-refunded to 1/01/98)

  1,420,000     The Elderly Housing Corporation of Sarasota, Inc.             7/97 at 103       N/R    1,464,616
                  (Elderly Housing Project for the Sarasota Housing
                  Authority) First Mortgage Revenue Bonds,
                  Series 1978, 7.500%, 7/01/09

                Portfolio of Investments
                Municipal Bond - continued

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.3%

$ 8,000,000     Department of Budget and Finance of the State of              7/01 at 102       Aaa  $ 8,990,880
                  Hawaii, Special Purpose Revenue Bonds, Kapiolani
                  Health Care System Obligated Group, (Pali Momi
                  Medical Center Project), Series 1991, 7.650%,
                  7/01/19 (Pre-refunded to 7/01/01)
----------------------------------------------------------------------------------------------------------------
                Illinois -- 18.3%

  8,500,000     Illinois Development Finance Authority, Revenue and           2/00 at 102      Baa2    9,465,345
                  Refunding Bonds, Series 1990A (Columbus-Cuneo-
                  Cabrini Medical Center), 8.500%, 2/01/15
                  (Pre-refunded to 2/01/00)

 17,075,000     Illinois Educational Facilities Authority, Revenue            7/03 at 102       Aa1   16,262,230
                  Refunding Bonds, The University of Chicago,
                  Series 1993B, 5.600%, 7/01/24

 10,000,000     Illinois Health Facilities Authority, Revenue Bonds,         10/02 at 102       Aaa   10,168,600
                  Series 1992 (Highland Park Hospital),
                  6.200%, 10/01/22

  6,115,000     Illinois Health Facilities Authority Revenue Refunding       10/03 at 102        A-    5,701,320
                  Bonds, Series 1993 (Illinois Masonic Medical
                  Center), 5.500%, 10/01/19

 34,120,000     Illinois Health Facilities Authority, Revenue Bonds,         11/03 at 102       Aaa   31,911,754
                  Series 1993 (Rush-Presbyterian-St. Luke's Medical
                  Center Obligated Group), 5.500%, 11/15/25

  7,275,000     Illinois Health Facilities Authority, Revenue Bonds,          3/04 at 102       Aaa    7,283,294
                  Series 1994 (Southern Illinois Hospital Services),
                  5.850%, 3/01/14

 54,900,000     Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102        AA   55,341,396
                  Series 1994A (Northwestern Memorial Hospital),
                  6.000%, 8/15/24

 15,000,000     Illinois Health Facilities Authority, FHA Insured             2/06 at 102       Aaa   15,063,450
                  Mortgage Revenue Bonds, Series 1996 (Sinai
                  Health System), 6.000%, 2/15/24

 21,670,000     State of Illinois, Build Illinois Bonds (Sales Tax            6/01 at 100       AAA   21,887,567
                  Revenue Bonds),Series O, 6.000%, 6/15/18

 14,200,000     State of Illinois, Build Illinois Bonds (Sales Tax            6/03 at 102       AAA   13,197,764
                  Revenue Bonds),Series S, 5.250%, 6/15/18

 15,100,000     State of Illinois, General Obligation Bonds, Series          10/02 at 102       AA-   16,107,019
                  of March 1992 (Full Faith and Credit),
                  6.200%, 10/01/04

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                Optional Call                      Market
      Amount     Description                                                  Provisions*    Ratings**          Value
---------------------------------------------------------------------------------------------------------------------
                 Illinois -- continued

                 State of Illinois, General Obligation Bonds, Series of
                   August 1992 (Full Faith and Credit):
$ 14,750,000       5.875%, 6/01/10                                            6/02 at 102          AA-    $15,057,095
   5,000,000       5.875%, 6/01/11                                            6/02 at 102          AA-      5,080,700

  10,000,000     State of Illinois, General Obligation Bonds, Series of       4/03 at 102          AA-      9,825,700
                   April 1993 (Full Faith and Credit), 5.700%, 4/01/18

                 The Illinois State Toll Highway Authority, Toll
                   Highway Priority Revenue Bonds, 1992 Series A:
  20,000,000       6.450%, 1/01/13                                            1/03 at 102           A1     20,951,000
   8,655,000       6.200%, 1/01/16                                            1/03 at 102          Aaa      8,852,594

  16,270,000     City of Chicago, General Obligation Bonds (Emergency         1/03 at 102          Aaa     15,587,474
                   Telephone System) Series 1993, 5.625%, 1/01/23

   7,880,000     City of Chicago, General Obligation Bonds, Project           1/04 at 102          Aaa      7,303,184
                   Series 1993, 5.250%, 1/01/18

  22,175,000     Chicago Metropolitan Housing Development Corporation,        7/02 at 102           AA     23,072,866
                   Housing Development Revenue Refunding Bonds --
                   (FHA-Insured Mortgage Loans -- Section 8 Assisted
                   Projects) Series 1992B, 6.900%, 7/01/22

   7,965,000     City of Chicago, Motor Fuel Tax Revenue Bonds,               1/03 at 101          Aaa      7,147,233
                   Refunding Series 1993, 5.000%, 1/01/16

  57,400,000     City of Chicago (Illinois), Chicago-O'Hare                   1/04 at 102           A1     52,109,442
                   International Airport, General Airport Revenue
                   Refunding Bonds, 1993 Series A, 5.000%, 1/01/16

  18,710,000     City of Chicago (Illinois), Chicago-O'Hare                   1/04 at 102          Aaa     16,846,484
                   International Airport, General Airport Second Lien,
                   Revenue Refunding Bonds, 1993 Series C,
                   5.000%, 1/01/18

   1,500,000     City of Chicago Sales Tax Revenue Bonds, Series 1997,        1/08 at 102          Aaa      1,405,080
                   5.375%, 1/01/27

  22,335,000     City of Chicago, Water Revenue Bonds, Series 1995,          11/06 at 102          Aaa     20,347,408
                   5.000%, 11/01/15

  25,380,000     The County of Cook, Illinois, General Obligation            11/03 at 100          Aaa     22,381,353
                   Bonds, Series 1993A, 5.000%, 11/15/23

  17,300,000     DuPage Water Commission (DuPage, Cook and Will               3/02 at 100          Aaa     17,316,435
                   Counties, Illinois) General Obligation Water
                   Refunding Bonds, Series 1992, 5.750%, 3/01/11

CAPTION>

                          Portfolio of Investments
                          Municipal Bond--continued

  Principal                                                                              Optional Call                        Market
     Amount               Description                                                      Provisions*    Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                          Illinois -- continued
$ 9,500,000               DuPage Water Commission (DuPage, Cook                            5/03 at 102          Aa1      $ 9,143,465
                            and Will Counties, Illinois) Water Refunding
                            Revenue Bonds, Series 1993, 5.250%, 5/01/14

  2,000,000               Village of Hazel Crest, Illinois, Hospital Facilities Revenue    7/97 at 102          AAA        2,057,400
                            Refunding and Improvement Bonds (South Suburban
                            Hospital Foundation Project), Series 1987, 9.125%,
                            7/01/17 (Pre-refunded to 7/01/97)

                          Metropolitan Pier and Exposition Authority (Illinois),
                          McCormick Place Expansion Project Bonds, Series 1992A:
  5,000,000                 0.000%, 6/15/17                                                No Opt. Call         Aaa        1,524,450
 56,180,000                 6.500%, 6/15/27 (Pre-refunded to 6/15/03)                      6/03 at 102          Aaa       61,702,494

  5,000,000               Regional Transportation Authority, Cook, DuPage, Kane,           6/03 at 102          Aaa        5,041,750
                            Lake, McHenry and Will Counties, Illinois, General
                            Obligation Refunding Bonds, Series 1993C,
                            5.800%, 6/01/13

                          The Elderly Housing Corporation of Zion, Illinois, Housing
                          Development Revenue Bonds, (Dell-Zion Associates
                          Section 8 Assisted Project) Series 1978:
     85,000                 7.250%, 3/01/98                                                9/97 at 102            A           85,844
  1,705,000                 7.750%, 3/01/10                                                9/97 at 102            A        1,746,380
------------------------------------------------------------------------------------------------------------------------------------
                          Indiana -- 3.6%

 49,600,000               Indiana Health Facilities Financing Authority, Hospital         11/03 at 102           AA       47,894,256
                            Revenue Bonds (Daughters of Charity) Series 1993,
                            5.750%, 11/15/22

 11,590,000               Indiana Health Facility Financing Authority, Hospital            9/02 at 102          Aaa       12,176,106
                            Revenue Refunding Bonds, Series 1992A (Methodist
                            Hospital of Indiana, Inc.), 5.750%, 9/01/11

 12,550,000               Indiana State Office Building Commission, Capital                7/97 at 102          Aaa       12,903,157
                            Complex Revenue Bonds, Series 1987 (State Office
                            Building II Facility), 8.750%, 7/01/12
                            (Pre-refunded to 7/01/97)

 10,100,000               Indiana State Office Building Commission Correctional           12/01 at 102           A1       10,550,965
                            Facilities Program, Revenue Bonds, Series 1991,
                            6.375%, 7/01/16

  2,500,000               The Indianapolis Local Public Improvement Bond Bank,             2/03 at 102           A+        2,688,000
                            Series 1992D Bonds, 6.750%, 2/01/20

 12,500,000               The Indianapolis Local Public Improvement                        1/03 at 102          Aaa       12,640,500
                            Bond Bank, Series 1993 A Bonds, 6.000%, 1/10/18

  2,430,000               Southwind Housing, Inc., 7.125%, 11/15/21                        No Opt. Call         N/R        2,829,103


                                                                                         Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


  Principal                                                             Optional Call                         Market
     Amount       Description                                             Provisions*      Ratings**           Value
--------------------------------------------------------------------------------------------------------------------
                  Iowa -- 0.3%

$ 3,720,000       Iowa Housing Finance Authority, Single Family        8/97 at 100 1/2           Aaa     $ 3,738,749
                    Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

  3,815,000       City of Davenport, Iowa, Hospital Facility Revenue       7/02 at 102           Aaa       4,096,127
                    Bonds (Mercy Hospital Project), Series 1992,
                    6.625%, 7/01/14
--------------------------------------------------------------------------------------------------------------------
                  Kentucky -- 3.2%

  3,330,000       Kentucky Housing Corporation, Housing Revenue Bonds,     7/01 at 102           Aaa       3,511,751
                    (FHA Insured/VA Guaranteed) 1991 Series A,
                    7.250%, 1/01/17

                  Kentucky Housing Corporation, Housing Revenue
                  Bonds, 1993 Series B (Federally Insured or
                  Guaranteed Mortgage Loans):
 17,600,000         5.300%, 7/01/10                                        1/04 at 102           Aaa      17,111,248
 14,400,000         5.400%, 7/01/14                                        1/04 at 102           Aaa      13,853,376

                  The Turnpike Authority of Kentucky, Resource
                  Recovery Road Revenue Refunding Bonds,
                  1987 Series A:
  9,860,000         8.000%, 7/01/03                                        7/97 at 102            A+      10,123,854
  8,980,000         5.000%, 7/01/08                                        7/97 at 102            A+       8,713,923

 34,500,000       County of Carroll, Kentucky, Collateralized Pollution    9/02 at 102           Aa2      38,530,635
                    Control Revenue Bonds (Kentucky Utilities
                    Company Project) 1992 Series A, 7.450%, 9/15/16
--------------------------------------------------------------------------------------------------------------------
                  Maine -- 0.8%
                  Maine State Housing Authority, Mortgage Purchase
                  Bonds, 1994 Series A:
 13,650,000         5.650%, 11/15/20                                       2/04 at 102           AA       13,218,387
 10,000,000         5.700%, 11/15/26                                       2/04 at 102           AA        9,653,800
--------------------------------------------------------------------------------------------------------------------
                  Maryland -- 0.1%
  2,500,000       Community Development Administration Maryland            1/07 at 102           Aa        2,500,800
                    Department of Housing and Community
                    Development, Housing Revenue Bonds,
                    Series 1996A, 5.875%, 7/01/16
--------------------------------------------------------------------------------------------------------------------
 15,000,000       Massachusetts -- 3.0%
                  Massachuseetts Bay Transportation Authority,             8/00 at 102          Aaa       16,603,050
                    Certificates of Participation, 1990 Series A,
                    7.650%, 8/01/15 (Pre-refunded to 8/01/00)

Portfolio of Investments
Municipal Bond -- continued

   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*   Ratings**          Value
--------------------------------------------------------------------------------------------------------------------
                Massachusetts -- continued

                Massachusetts Water Resources Authority, General
                Revenue Bonds, 1990 Series A:
$  6,500,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                   4/00 at 102         Aaa   $  7,125,755
   9,605,000      6.000%, 4/01/20                                             4/00 at 100           A      9,613,356

                Massachusetts Water Resources Authority, General
                Revenue Refunding Bonds, 1993 Series B:
  14,765,000      5.250%, 3/01/13                                             3/03 at 102           A     14,032,508
  10,795,000      5.000%, 3/01/22                                             3/03 at 100           A      9,478,658

  24,650,000    Massachusetts Water Resources Authority, General             12/04 at 102           A     22,548,834
                  Revenue Bonds, 1993 Series C, 5.250%, 12/01/20

   5,170,000    The Commonwealth of Massachusetts, General                   No Opt. Call          A1      5,113,544
                  Obligation Refunding Bonds, 1993 Series C,
                  4.700%, 8/01/02
--------------------------------------------------------------------------------------------------------------------
                Michigan -- 4.9%

                Michigan State Hospital Finance Authority, Hospital
                Revenue and Refunding Bonds (The Detroit Medical
                Center Obligated Group), Series 1993B:
  19,585,000      5.750%, 8/15/13                                             8/04 at 102           A     19,048,763
  59,250,000      5.500%, 8/15/23                                             8/04 at 102           A     55,386,900

   3,000,000    Michigan State Hospital Finance Authority, Hospital          10/05 at 100         BBB      3,266,130
                  Revenue Refunding Bonds (Genesys Health System
                  Obligated Group), Series 1995A, 7.500%, 10/01/27

  10,000,000    Michigan State Housing Development Authority,                10/02 at 102          A+     10,426,100
                  Rental Housing Revenue Bonds, 1992 Series A,
                  6.600%, 4/01/12

  12,080,000    Michigan State Housing Development Authority,                 4/04 at 102         Aaa     12,079,396
                  Rental Housing Revenue Bonds, 1994 Series B,
                  5.700%, 4/01/12

  15,000,000    School District of the City of Detroit, Wayne County,         5/06 at 102         Aaa     14,783,250
                  Michigan, School Building and Site Improvement
                  Bonds (Unlimited Tax General Obligation),
                  Series 1996A, 5.700%, 5/01/25

   5,000,000    City of Detroit, Michigan, Sewage Disposal System             7/97 at 102         AAA      5,136,600
                  Revenue Refunding Bonds, Series 1987,
                  8.250%, 7/01/05 (Pre-refunded to 7/01/97)

  16,805,000    Hospital Finance Authority of the City of St. Joseph,         1/04 at 102         Aaa     15,712,675
                  Revenue Refunding Bonds (Mercy Memorial
                  Medical Center Obligated Group) Series 1993,
                  5.250%, 1/01/16

                20


                                                                                         Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*   Ratings**          Value
--------------------------------------------------------------------------------------------------------------------
                Michigan -- continued

 $ 5,000,000    Regents of the University of Michigan, Hospital               6/97 at 100          AA    $ 5,008,700
                  Revenue Refunding Bonds, Series 1986A,
                  6.625%, 12/01/10
--------------------------------------------------------------------------------------------------------------------
                Minnesota -- 0.4%

   2,430,000    Minnesota Housing Finance Agency, Housing                     8/97 at 101          AA      2,455,758
                  Development Bonds, 1977 Series A,
                  6.250%, 2/01/20

   9,760,000    Minnesota Housing Finance Agency, Rental Housing              2/05 at 102         Aaa      9,845,790
                  Bonds, 1995 Series D, 5.800%, 8/01/11
--------------------------------------------------------------------------------------------------------------------
                Missouri -- 0.8%

  15,750,000    Health and Educational Facilities Authority of the       10/99 at 102 1/2        BBB+     17,279,168
                  State of Missouri, Health Facilities Refunding and
                  Improvement Revenue Bonds (Heartland Health
                  System's Project) Series 1989, 8.125%, 10/01/10

   6,195,000    Missouri Housing Development Commission, Housing          9/97 at 101 1/4         AA+      6,292,509
                  Development Bonds, Series B 1979, (Federally
                  Insured Mortgage Bonds), 7.000%, 9/15/22
--------------------------------------------------------------------------------------------------------------------
                Montana -- 0.2%

   5,825,000    Montana Health Facility Authority, Health Care                6/06 at 102        BBB-      5,832,864
                  Revenue Bonds, Series 1996 (Community Medical
                  Center, Inc.), 6.375%, 6/01/18
--------------------------------------------------------------------------------------------------------------------
                Nebraska -- 1.3%

  33,860,000    Consumers Public Power District, Nebraska, Nuclear            7/97 at 100          A1     33,896,907
                  Facility Revenue Bonds, 1968 Series,
                  5.100%, 1/01/03

   2,340,000    Hospital Authority No. 1 of Hall County, Nebraska,            6/97 at 103          AA      2,414,365
                  Hospital Facility Revenue Bonds (Lutheran
                  Hospitals and Homes Society Grand Island Project)
                  Series 1977, 6.750%, 12/01/07
--------------------------------------------------------------------------------------------------------------------
                Nevada -- 0.3%

   8,630,000    City of Reno, Nevada, Insured Hospital Revenue                5/03 at 102         Aaa      8,670,388
                  Bonds (St. Mary's Regional Medical Center),
                  Series 1993A, 5.800%, 5/15/13

                21

                          Portfolio of Investments
                          Municipal Bond -- continued

             Principal                                                             Optional Call                         Market
                Amount    Description                                                Provisions*   Ratings**              Value
-------------------------------------------------------------------------------------------------------------------------------
                          New Hampshire -- 0.3%

           $ 8,500,000    The Industrial Development Authority of the State of      12/01 at 103          BB        $ 8,991,810
                             New Hampshire, Pollution Control Revenue Bonds
                             (Central Maine Power Company Project, 1984
                             Series B), 7.375%, 5/01/14
-------------------------------------------------------------------------------------------------------------------------------
                          New Jersey -- 0.4%

            10,750,000    New Jersey Housing and Mortgage Finance Agency,            5/02 at 102          A+        11,485,193
                             Housing Revenue Bonds, 1992 Series A,
                             6.950%, 11/01/13
-------------------------------------------------------------------------------------------------------------------------------
                          New York -- 7.5%

             8,400,000    Dormitory Authority of the State of New York, Beth        11/05 at 102         Aaa          8,597,064
                             Israel Medical Center Revenue Bonds, Series 1996,
                             6.000%, 11/01/15
             8,000,000    Dormitory Authority of the State of New York, Mental       2/07 at 102        Baa1          7,502,240
                             Health Services Facilities Improvement, Revenue
                             Bonds, Series 1997B, 5.500%, 8/15/17
             8,000,000    New York Local Government Assistance Corporation           4/02 at 102         Aaa          8,891,200
                             (A Public Benefit Corporation of the State
                             of New York), Series 1991D Bonds,
                             7.000%, 4/01/18 (Pre-refunded to 4/01/02)
                          New York State Housing Finance Agency, Health
                          Facilities Revenue Bonds (New York City),
                          1990 Series A Refunding:
            16,160,000       8.000%, 11/01/08 (Pre-refunded to 11/01/00)            11/00 at 102         Aaa         18,169,334
             3,330,000       8.000%, 11/01/08                                       11/00 at 102        BBB+          3,696,000
             7,525,000    Power Authority of the State of New York, General          1/03 at 102          Aa          7,033,994
                             Purpose Bonds, Series CC, 5.250%, 1/01/18
            11,490,000    State of New York Mortgage Agency, Mortgage               10/98 at 102          Aa         11,738,873
                             Revenue Bonds, Eighth Series A, 6.875%, 4/01/17
            10,725,000    Battery Park City Authority, Senior Revenue Refunding     11/03 at 102          AA          9,880,299
                             Bonds, Series 1993A, 5.000%, 11/01/13
            16,270,000    Municipal Assistance Corporation for the City of New       7/97 at 102          AA         16,700,992
                             York, New York, Series 59 Bonds, 7.750%, 7/01/06
                             (Pre-refunded to 7/01/97)
            14,250,000    Municipal Assistance Corporation for the City of New       7/97 at 100          AA         14,303,865
                             York, New York, Series 60 Bonds, 6.000%, 7/01/08
                             (Pre-refunded to 7/01/97)

                                                                                              Nuveen Municipal Bond Funds
                                                                                             April 30, 1997 Annual Report

     Principal                                                               Optional Call                         Market
       Amount      Description                                                Provisions*       Ratings**           Value
-------------------------------------------------------------------------------------------------------------------------
                   New York -- continued
$  18,565,000      Municipal Assistance Corporation for the City of New        7/97 at 102             AA    $ 19,027,269
                     York, New York, Series 62 Bonds, 6.750%, 7/01/06
                     (Pre-refunded to 7/01/97)

    2,350,000      The City of New York, General Obligation Bonds,            No Opt. Call           Baa1       2,413,897
                     Fiscal 1996 Series C, 6.000%, 8/15/04

    5,000,000      The City of New York, General Obligation Bonds,        11/97 at 101 1/2            Aaa       5,180,600
                     Fiscal 1988 Series A, 8.125%, 11/01/06
                     (Pre-refunded to 11/01/97)

    8,000,000      The City of New York, General Obligation Bonds,             8/03 at 102           Baa1       7,786,640
                     Fiscal 1994 Series D, 5.750%, 8/15/11

    8,525,000      The City of New York, General Obligation Bonds,         8/02 at 101 1/2            Aaa       9,340,757
                     Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                     C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

   14,000,000      The City of New York, General Obligation Bonds,             2/05 at 101           Baa1      14,497,700
                     Fiscal 1995 Series F, 6.625%, 2/15/25

                   The City of New York, General Obligation Bonds,
                   Fiscal 1996 Series G:
    7,500,000        5.900%, 2/01/05                                          No Opt. Call           Baa1       7,639,200
   12,655,000        5.750%, 2/01/17                                       2/06 at 101 1/2           Baa1      12,100,205

   15,620,000      The City of New York General Obligation Bonds,          8/06 at 101 1/2           Baa1      15,381,951
                     Fiscal 1997 Series E, 6.000%, 8/01/16

    8,600,000      New York City Municipal Water Finance Authority,        6/02 at 101 1/2             A2       8,631,390
                     Water and Sewer Revenue Bonds, Fiscal 1993
                     Series A, 6.000%, 6/15/17

    5,000,000      Triborough Bridge and Tunnel Authority (New York),          1/04 at 100             Aa       4,320,700
                     General Purpose Revenue Bonds, Series 1994A,
                     4.750%, 1/01/19
-------------------------------------------------------------------------------------------------------------------------
                   North Carolina -- 3.3%

   17,290,000      North Carolina Eastern Municipal Power Agency,              1/98 at 102            Aaa      18,098,999
                     Power System Revenue Bonds, Refunding Series
                     1988A, 8.000%, 1/01/21 (Pre-refunded to 1/01/98)

   68,150,000      North Carolina Eastern Municipal Power Agency,              1/03 at 102           Baa1      68,368,762
                     Power System Revenue Bonds, Refunding Series
                     1993B, 6.250%, 1/01/12

    5,545,000      North Carolina Municipal Power Agency Number 1,             1/98 at 102            Aaa       5,769,462
                     Catawba Electric Revenue Refunding Bonds,
                     Series 1988, 7.625%, 1/01/14


                Portfolio of Investments
                Municipal Bond -- continued
   Principal                                                               Optional Call                  Market
      Amount    Description                                                  Provisions*  Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                North Carolina -- continued

                Housing Authority of the City of Wilmington,
                North Carolina, First Mortgage Revenue Bonds,
                Series 1979:
$   115,000       7.750%, 6/01/98                                           6/97 at 100   N/R        $   117,760
  1,195,000       7.750%, 6/01/10                                           6/97 at 100   N/R          1,220,908
----------------------------------------------------------------------------------------------------------------
                Oklahoma -- 0.3%

  5,375,000     The Comanche County Hospital Authority (Lawton,             7/99 at 102   AAA          5,861,599
                  Oklahoma), Hospital Revenue Bonds, Series 1989,
                  8.050%, 7/01/16 (Pre-refunded to 7/01/99)

  2,970,000     Midwest City Memorial Hospital Authority (Midwest           4/02 at 102   BBB+         3,325,539
                  City, Oklahoma) Hospital Revenue Bonds Series
                  1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)
----------------------------------------------------------------------------------------------------------------
                Oregon -- 0.4%

 11,500,000     State of Oregon, Department of Administrative Services,     5/07 at 101   Aaa         11,461,130
                  Certificates of Participation, 1997 Series A,
                  5.800%, 5/01/24 (WI)
----------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.1%

                Pennsylvania Housing Finance Agency, Multi-Family
                Housing Refunding Bonds (Federal Housing
                Administration Insured Mortgage Loans)
                Issue FHA -- 1992:
  4,025,000       8.100%, 7/01/13                                           7/02 at 102   AAA          4,377,872
 16,830,000       8.200%, 7/01/24                                           7/02 at 102   AAA         18,339,651

 22,500,000     Pennsylvania Housing Finance Agency, Rental Housing         7/03 at 102   Aaa         22,328,325
                  Refunding Bonds, Issue 1993, 5.750%, 7/01/14

 16,600,000     Pennsylvania Intergovernmental Cooperation Authority,       6/03 at 100   Aaa         14,763,376
                  Special Tax Revenue Refunding Bonds (City of
                  Philadelphia Funding Program), Series of 1993A,
                  5.000%, 6/15/22

 10,000,000     Lehigh County Industrial Development Authority,             9/04 at 102   Aaa         10,496,700
                  Pollution Control Revenue Refunding Bonds, 1994
                  Series B (Pennsylvania Power & Light Company
                  Project), 6.400%, 9/01/29

  9,300,000     City of Philadelphia, Pennsylvania, Airport Revenue         6/97 at 100    A-          9,323,250
                  Bonds, Series 1978, Philadelphia International
                  Airport, 6.200%, 6/15/06

  7,000,000     City of Philadelphia, Pennsylvania, Water and Sewer         8/01 at 100   AAA          7,600,740
                  Revenue Bonds, Sixteenth Series:
                  7.000%, 8/01/18 (Pre-refunded to 8/01/01)

                                                                                                      Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report

   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Rhode Island -- 0.2%

 $ 7,595,000       Rhode Island Convention Center Authority,                     5/03 at 100          Aaa             $ 6,700,537
                     Refunding Revenue Bonds, 1993 Series B,
                     5.000%, 5/15/20
---------------------------------------------------------------------------------------------------------------------------------
                   South Carolina -- 0.8%

  20,750,000       Piedmont Municipal Power Agency, Electric Revenue             1/98 at 102          Aaa              21,559,665
                     Bonds, 1988 Refunding Series A, 7.400%, 1/01/18
---------------------------------------------------------------------------------------------------------------------------------
                   Texas -- 3.8%

                   City of Austin, Texas, Water, Sewer and Electric
                   Refunding Revenue Bonds, Series 1982:
     300,000         14.000%, 11/15/01 (Pre-refunded to 5/15/99)                 5/99 at 100            A                 345,600
  18,415,000         14.000%, 11/15/01                                          No Opt. Call            A              23,330,775

  29,500,000       Brazos River Authority (Texas) Collateralized Revenue         8/00 at 102          Aaa              29,564,310
                     Refunding Bonds (Houston Lighting & Power
                     Company Project) Series 1995, 5.800%, 8/01/15

  24,800,000       Harris County, Texas, Toll Road Senior Lien Revenue           8/04 at 102          Aaa              24,203,560
                     Refunding Bonds, Series 1994, 5.300%, 8/15/13

   7,000,000       Harris County Health Facilities Development                   2/01 at 102           Aa               7,482,300
                     Corporation (Texas) Hospital Revenue Bonds
                     (St. Luke's Episcopal Hospital Project), Series
                     1991A, 6.750%, 2/15/21

                   City of San Antonio, Texas, Electric and Gas Systems
                   Revenue Improvement Bonds, New Series 1988:

   5,000,000         8.000%, 2/01/09 (Pre-refunded to 2/01/98)                   2/98 at 102          Aaa               5,249,350
   3,500,000         8.000%, 2/01/16 (Pre-refunded to 2/01/98)                   2/98 at 102          Aaa               3,674,545

  16,000,000       City of San Antonio, Texas, Electric and Gas Systems          2/02 at 101          Aa1              14,496,320
                     Revenue Refunding Bonds, New Series 1992,
                     5.000%, 2/01/17
---------------------------------------------------------------------------------------------------------------------------------
                   Utah -- 3.1%

                   Intermountain Power Agency (Utah), Power Supply
                   Revenue Refunding Bonds, 1993 Series A:

   6,300,000         5.500%, 7/01/13                                             7/03 at 103           A1               6,074,082
   9,750,000         5.500%, 7/01/20                                             7/03 at 102           A1               9,102,698
  44,990,000         5.000%, 7/01/23                                             7/03 at 100           A1              39,164,245

  16,260,000       Intermountain Power Agency (Utah), Power Supply               7/97 at 102           A1              16,664,061
                     Revenue Bonds, Series 1987B, 7.200%, 7/01/19

  15,000,000       Intermountain Power Agency Power Supply Revenue               7/07 at 102           Aaa             14,859,600
                     Refunding Bonds, 1997 Series B,
                     5.750%, 7/01/19

                   25



   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Utah -- continued

 $ 1,615,000       Layton, Utah, Industrial Development Revenue Bonds            6/97 at 100          Ba3             $ 1,616,583
                     (C.D.I. Ltd. Project -- K Mart Guaranteed),
                     8.750%, 6/01/05
---------------------------------------------------------------------------------------------------------------------------------
                   Vermont -- 0.1%

     235,000       University of Vermont and State Agricultural College,         7/97 at 101           A1                 238,067
                     Housing, Dining and Student Services Facilities
                     System Bonds, Lot 1, Series 1969-A,
                     6.300%, 7/01/06
---------------------------------------------------------------------------------------------------------------------------------
                   Virginia -- 3.9%
  50,000,000       Virginia Housing Development Authority,                       1/02 at 102          Aa1              51,877,500
                     Commonwealth Mortgage Bonds, 1992 Series A,
                     7.150%, 1/01/33

   3,275,000       Virginia Housing Development Authority, Multi-Family         11/97 at 101          Aa1               3,312,040
                     Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21

                   Virginia Housing Development Authority, Multi-Family
                   Housing Bonds, 1993 Series C:
  19,080,000         5.550%, 5/01/08                                             5/03 at 102          Aa1              19,165,478
  28,075,000         5.900%, 5/01/14                                             5/03 at 102          Aa1              28,341,993

   6,240,000       Chesapeake Hospital Authority, Virginia, Hospital             7/98 at 102          Aaa               6,614,400
                     Facility Revenue Bonds (Chesapeake General
                     Hospital), Series 1988, 7.625%, 7/01/18
                     (Pre-refunded to 7/01/98)

     870,000       Industrial Development Authority of the City of              No Opt. Call          N/R                 872,245
                     Chesapeake, Medical Facility Insured-Mortgage
                     Revenue Bonds (Medical Facilities of America XIV
                     Project), Series 1979, 7.500%, 9/01/01
---------------------------------------------------------------------------------------------------------------------------------
                   Washington -- 6.9%

                   Washington Public Power Supply System, Nuclear
                   Project No. 1 Refunding Revenue Bonds, Series 1993A:

  14,260,000         7.000%, 7/01/07                                            No Opt. Call          Aa1              15,907,743
  18,500,000         5.750%, 7/01/13                                             7/03 at 102          Aa1              18,164,410
  10,000,000         5.700%, 7/01/17                                             7/03 at 102          Aaa               9,759,200

   7,805,000       Washington Public Power Supply System, Nuclear               No Opt. Call          Aa1               8,751,668
                     Project No. 1 Refunding Revenue Bonds,
                     Series 1993B, 7.000%, 7/01/09

   5,000,000       Washington Public Power Supply System, Nuclear               No Opt. Call          Aa1               5,737,800
                     Project No. 1 Refunding Revenue Bonds,
                     Series 1989B, 7.125%, 7/01/16

                   26

                                                                                                      Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report

   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Washington -- continued

 $10,000,000       Washington Public Power Supply System, Nuclear                7/03 at 102          Aa1             $ 9,371,000
                     Project No. 1 Refunding Revenue Bonds,
                     1993C, 5.375%, 7/01/15

   8,835,000       Washington Public Power Supply System, Nuclear                7/03 at 102          Aa1               8,483,014
                     Project No. 3, Refunding Revenue Bonds, Series
                     1993B, 5.700%, 7/01/18

                   Washington Public Power Supply System, Nuclear
                   Project No. 3 Refunding Revenue Bonds, Series 1993C:
   9,180,000         5.300%, 7/01/10                                             7/03 at 102          Aa1               8,804,630
  51,070,000         5.375%, 7/01/15                                             7/03 at 102          Aa1              47,857,697
  11,545,000         5.500%, 7/01/18                                             7/03 at 102          Aa1              10,798,154

   6,450,000       Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100          Aa3               6,219,993
                     Reach Hydro-Electric System Revenue Bonds,
                     Series of 1968, 5.125%, 7/01/23

  24,745,000       Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100          Aa3              24,743,268
                     Reach Hydro-Electric System Revenue Bonds,
                     Series of 1957, 5.000%, 7/01/13

   1,495,000       Columbia Storage Power Exchange, Columbia                    10/97 at 100           Aa               1,495,314
                     Storage Power Exchange Revenue Bonds,
                     3.875%, 4/01/03

  16,250,000       Public Utility District No. 1 of Douglas County,              9/97 at 101           A+              14,421,713
                     Washington, Wells Hydroelectric Revenue Bonds,
                     Series of 1963, 4.000%, 9/01/18

   7,250,000       Municipality of Metropolitan Seattle, Sewer                   1/03 at 102          Aaa               7,283,785
                     Refunding Revenue Bonds, Series Y,
                     5.700%, 1/01/12

-----------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin -- 4.3%

  13,700,000       Wisconsin Health and Educational Facilities Authority,       11/01 at 102          Aaa              14,005,098
                      Revenue Bonds, Series 1991 (Columbia Hospital, Inc.),
                      6.250%, 11/15/21

   9,830,000       Wisconsin Health and Educational Facilities Authority,        6/02 at 102          Aaa              10,063,363
                     Health Facilities Refunding Revenue Bonds
                     (SSM Health Care), Series 1992AA, 6.250%, 6/01/20

   6,000,000       Wisconsin Health and Educational Facilities Authority        12/02 at 102          Aaa               6,023,160
                     Revenue Bonds, Series 1992A (Meriter Hospital, Inc.),
                     6.000%, 12/01/22

  18,500,000       Wisconsin Health and Educational Facilities Authority        12/02 at 102          Aaa              16,753,600
                     Revenue Bonds, Series 1993 (Aurora Health Care
                     Obligated Group), 5.250%,
                     8/15/23


Portfolio of Investments
Municipal Bond -- continued


   Principal                                                                Optional Call                               Market
      Amount    Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                Wisconsin -- continued
$   3,750,00    Wisconsin Health and Educational Facilities Authority,       10/04 at 102         Aaa              $ 3,779,437
                  Revenue Bonds, Series 1994A (Froedtert Memorial
                  Lutheran Hospital, Inc.), 5.875%, 10/01/13

  32,000,000    Wisconsin Health and Educational Facilities                   5/06 at 102         Aaa               31,318,720
                  Revenue Bonds, Series 1996 (Aurora Medical Group,
                  Inc. Project), 5.750%, 11/15/25

   4,500,000    Wisconsin Housing and Economic Development                   No Opt. Call           A                4,487,040
                   Authority, Insured Mortgage Revenue Refunding
                   Bonds, 1977 Series A, 5.800%, 6/01/17

   8,500,000    Wisconsin Housing and Economic Development                    4/02 at 102          A1                8,979,144
                  Authority, Multi-Family Housing Revenue Bonds,
                  1992 Series B, 7.050%, 11/01/22

  28,200,000    Wisconsin Housing and Economic Development                   12/03 at 102          A1               27,993,011
                  Authority, Housing Revenue Bonds, 1993 Series C,
                  5.800%, 11/01/13
------------------------------------------------------------------------------------------------------------------------------
$2,880,650,000  Total Investments -- (cost $2,692,147,640) -- 98.9%                                              2,818,580,455
==============----------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.1%                                                               32,226,505
                --------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                              $2,850,806,960
                ==============================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

             N/R - Investment is not rated.

             (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                Portfolio of Investments                                             Nuveen Municipal Bond Funds
                Insured Municipal Bond                                              April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- 7.6%

$ 5,600,000     The Alabama Public Health Care Authority, Mortgage          10/06 at 102        Aaa  $ 5,651,016
                  Revenue Bonds, Series 1996, 6.000%, 10/01/25

  2,120,000     The Water Supply Board of the City of Albertville            3/02 at 102        Aaa    2,289,685
                  (Alabama) Water Revenue Bonds, Series 1992,
                  6.700%, 3/01/11

  3,500,000     City of Athens, Alabama, Electric Revenue Warrants,          6/05 at 102        Aaa    3,562,020
                  Series 1995, 6.000%, 6/01/25

  4,615,000     The Governmental Utility Services Corporation of the        12/99 at 102        Aaa    4,997,260
                  City of Auburn, Floating/Fixed Rate Wastewater
                  Treatment Revenue Bonds, Series 1984 (Merscot-
                  Auburn Limited Partnership Project),
                  7.300%, 1/01/12

  1,875,000     The Special Care Facilities Financing Authority of the       1/01 at 102        Aaa    2,016,338
                  City of Birmingham -- Baptist Medical Centers
                  (Alabama), Revenue Bonds, Series 1991-A
                  (The Baptist Medical Centers), 7.000%, 1/01/21

  1,225,000     The Utilities Board of the City of Daphne (Alabama),         6/00 at 102        Aaa    1,331,943
                  Water, Gas and Sewer Revenue Refunding Bonds,
                  Series 1990B, 7.350%, 6/01/20

  6,750,000     The Public Building Authority of the City of Huntsville     10/05 at 102        Aaa    6,846,188
                  (Alabama), Municipal Justice and Public Safety
                  Center Lease Revenue Bonds, Series 1996A,
                  6.000%, 10/01/25

  3,000,000     City of Madison (Alabama), General Obligation School         2/04 at 102        Aaa    3,119,490
                  Warrants, Series 1994, 6.250%, 2/01/19

  5,500,000     City of Madison (Alabama), General Obligation                4/05 at 102        Aaa    5,600,485
                  Warrants, Series 1995, 6.000%, 4/01/23

  3,000,000     Mobile County, Alabama, General Obligation Tax               2/00 at 102        Aaa    3,215,040
                  Pledge Warrants, Series 1991, 6.700%, 2/01/11
                  (Pre-refunded to 2/01/00)

 12,000,000     The Medical Clinic Board of the City of Montgomery,          3/06 at 102        Aaa   12,108,240
                  Alabama, Health Care Facility Revenue Bonds,
                  Jackson Hospital & Clinic, Series 1996,
                  6.000%, 3/01/26

  3,000,000     The Utilities Board of the City of Oneonta (Alabama),       11/04 at 102        Aaa    3,319,740
                  Utility Revenue Bonds, Series 1994,
                  6.900%, 11/01/24

                Portfolio of Investments
                Insured Municipal Bond - continued

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- continued

                West Morgan -- East Lawrence Water Authority, Water
                Revenue Bonds, Series 1994:
$ 2,200,000       6.800%, 8/15/19 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa  $ 2,476,452
  3,000,000       6.850%, 8/15/25 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa    3,386,070
----------------------------------------------------------------------------------------------------------------
                Alaska -- 2.3%

  8,565,000     Alaska Housing Finance Corporation, Mortgage                  6/06 at 102       Aaa    8,591,980
                  Revenue Bonds, 1996 Series A, 6.000%, 12/01/15

                Alaska Industrial Development and Export Authority,
                Revolving Fund Bonds, Series 1997A:
  4,500,000       5.900%, 4/01/17 (Alternative Minimum Tax)                   4/07 at 102       Aaa    4,440,105
  5,000,000       6.125%, 4/01/27 (Alternative Minimum Tax)                   4/07 at 102       Aaa    5,029,100
----------------------------------------------------------------------------------------------------------------
                Arizona -- 2.1%

  5,000,000     Navajo County, Arizona, Pollution Control Corporation,        8/03 at 102      Baa1    4,919,300
                  Pollution Control Revenue Refunding Bonds
                  (Arizona Public Service Company), 1993 Series A,
                  5.875%, 8/15/28

  6,000,000     Tempe Union High School District No. 213 of Maricopa          7/04 at 101       Aaa    6,268,440
                  County, Arizona, School Improvement and Refunding
                  Bonds, Series 1994, 6.000%, 7/01/10

  5,000,000     City of Tucson, Arizona, Water System Revenue Bonds,          7/06 at 101       Aaa    5,116,000
                  Series 1994-A (1996), 6.000%, 7/01/21
----------------------------------------------------------------------------------------------------------------
                California -- 9.0%

  5,000,000     California Health Facilities Financing Authority,             7/06 at 102       Aaa    5,050,200
                  Insured Health Facility Refunding Revenue Bonds,
                  (Mark Twain St. Joseph's HealthCare Corporation),
                  1996 Series A, 6.000%, 7/01/25

  3,525,000     Brea Public Financing Authority (Orange County,               8/01 at 102       Aaa    3,901,118
                  California), 1991 Tax Allocation Revenue Bonds,
                  Series A (Redevelopment Project AB),
                  7.000%, 8/01/15 (Pre-refunded to 8/01/01)

 14,740,000     Los Angeles Convention and Exhibition Center Authority,       8/03 at 102       Aaa   13,900,999
                  Lease Revenue Bonds, 1993 Refunding Series A,
                  The City of Los Angeles (California),
                  5.375%, 8/15/18

 11,630,000     Los Angeles County Sanitation Districts Financing            10/03 at 102       Aaa   10,757,169
                  Authority, Capital Projects Revenue Bonds, 1993
                  Series A (Senior Ad Valorem Obligation Bonds),
                  5.250%, 10/01/19



                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                California -- continued

$13,750,000     Ontario Redevelopment Financing Authority                     8/03 at 102       Aaa  $14,134,038
                  (San Bernardino County, California) 1993 Revenue
                  Bonds (Ontario Redevelopment Project No. 1),
                  5.800%, 8/01/23

  5,295,000     County of Riverside, California (1994 Desert Justice         12/04 at 101       Aaa    5,453,850
                  Facility Project) Certificates of Participation,
                  6.000%, 12/01/12

  2,250,000     Sacramento Municipal Utility District, Electric               9/01 at 102       Aaa    2,449,845
                  Revenue Bonds, 1991 Series Y, 6.500%, 9/01/21
                  (Pre-refunded to 9/01/01)

  6,050,000     The Regents of the University of California Refunding         9/03 at 102       Aaa    5,366,713
                  Revenue Bonds (1989 Multiple Purpose Projects),
                  Series C, 5.000%, 9/01/23

 10,000,000     The Regents of the University of California, Revenue          9/02 at 102       Aaa   10,481,500
                  Bonds (Multiple Purpose Projects), Series D,
                  6.375%, 9/01/24
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.1%

  4,500,000     Board of Water Commissioners, City and County of             11/01 at 101       Aaa    4,821,165
                  Denver, Colorado, Certificates of Participation,
                  Series 1991, 6.625%, 11/15/11

  3,500,000     Jefferson County, Colorado, Refunding Certificates of        12/02 at 102       Aaa    3,817,940
                  Participation, 6.650%, 12/01/08
----------------------------------------------------------------------------------------------------------------
                Delaware -- 0.5%

  3,600,000     Delaware Economic Development Authority, Pollution            5/02 at 102       Aaa    3,869,856
                  Control Refunding Revenue Bonds (Delmarva
                  Power & Light Company Project) Series 1992B,
                  6.750%, 5/01/19
----------------------------------------------------------------------------------------------------------------
                District of Columbia --  1.1%

  2,500,000     District of Columbia (Washington, D.C.) General               6/00 at 102       Aaa    2,740,950
                  Obligation Bonds (Series 1990B), 7.500%, 6/01/10
                  (Pre-refunded to 6/01/00)

  6,000,000     District of Columbia (Washington, D.C.) General               6/04 at 102       Aaa    6,146,640
                  Obligation Bonds, Series 1994B, 6.100%, 6/01/11

               Portfolio of Investments
               Insured Municipal Bond -- continued


 Principal                                                                    Optional Call                       Market
    Amount     Description                                                      Provisions*  Ratings**             Value
------------------------------------------------------------------------------------------------------------------------
               Florida -- 0.7%

               Florida Keys Aqueduct Authority, Water Revenue
               Refunding Bonds, Series 1991:
$  920,000       6.750%, 9/01/21 (Pre-refunded to 9/01/01)                     9/01 at 101        Aaa        $   999,709
    80,000       6.750%, 9/01/21                                               9/01 at 101        Aaa             85,794

               Brevard County, Florida, Utility Revenue Bonds,
               Series 1985B:
 1,520,000       7.375%, 3/01/14 (Pre-refunded to 3/01/98)                     3/98 at 102        Aaa          1,592,960
   205,000       7.375%, 3/01/14                                               3/98 at 102        Aaa            213,862

 2,405,000     South Broward Hospital District (Florida) Hospital              5/03 at 102        Aaa          2,739,151
                 Revenue and Refunding Revenue Bonds,
                 Series 1993, 7.500%, 5/01/08
------------------------------------------------------------------------------------------------------------------------
               Georgia -- 2.8%

 5,000,000     City of Albany (Georgia), Sewerage System Revenue               7/02 at 102        Aaa          5,480,350
                 Bonds, Series 1992, 6.625%, 7/01/17
                 (Pre-refunded to 7/01/02)

 5,000,000     Development Authority of Appling County (Georgia),              1/04 at 101        Aaa          5,514,700
                 Pollution Control Revenue Bonds (Oglethorpe
                 Power Corporation Hatch Project), Series 1994,
                 7.150%, 1/01/21

 2,250,000     Chatham County Hospital Authority, Hospital Revenue             1/01 at 102        Aaa          2,457,518
                 Bonds (Memorial Medical Center, Inc.) (Savannah,
                 Georgia), Series 1990A, 7.000%, 1/01/21
                 (Pre-refunded to 1/01/01)

 4,590,000     Marietta Development Authority, First Mortgage                  9/05 at 102        Aaa          4,761,115
                 Revenue Bonds (Life College, Inc.) Series 1995-B,
                 6.250%, 9/01/25

 3,020,000     Development Authority of the City of Marietta, First            9/05 at 102        Aaa          3,067,474
                 Mortgage Revenue Bonds (Life College, Inc.)
                 Series 1995A and Series 1995B, 5.950%, 9/01/19

 1,000,000     Municipal Electric Authority of Georgia, Project One            1/04 at 102        Aaa          1,060,700
                 Subordinated Bonds, Series 1994A,
                 6.500%, 1/01/26
------------------------------------------------------------------------------------------------------------------------
               Illinois -- 14.6%

 6,685,000     Illinois Health Facilities Authority, Revolving Fund            2/99 at 103        Aaa          7,216,591
                 Pooled Financing Program, Methodist Health
                 Services Corporation, Peoria, 8.000%, 8/01/15

 3,000,000     Illinois Health Facilities Authority, Revenue Bonds,            8/04 at 102        Aaa          3,031,410
                 Series 1994A (The University of Chicago Hospitals
                 Project), 6.125%, 8/15/24

               ----------
               32

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                                 Optional Call                     Market
               Amount     Description                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------
                          Illinois -- continued
          $ 4,500,000     Illinois Health Facilities Authority, Revenue Bonds,          5/04 at 102          Aaa   $ 4,610,565
                             Series 1994 (Ingalls Health System Project),
                             6.250%, 5/15/24
            4,000,000     Illinois Health Facilities Authority, Health Care            11/04 at 102          Aaa     4,246,480
                             Facilities Revenue Bonds, Series 1995
                             (Northwestern Medical Faculty Foundation, Inc.),
                             6.500%, 11/15/15
            7,000,000     Illinois Health Facilities Authority, Revenue Bonds,          1/06 at 102          Aaa     7,029,400
                             (Carle Foundation), Series 1996, 6.000%, 1/01/27
            2,100,000     Illinois Health Facilities Authority, Ingalls Health          1/00 at 102          Aaa     2,261,448
                             System Revenue Bonds, Series 1989 (The Ingalls
                             Memorial Hospital Project), 7.000%, 1/01/19
                             (Pre-refunded to 1/01/00)
                          Illinois Health Facilities Authority, Revenue Bonds
                          Series 1988-B, (Community Provider Pooled
                          Loan Program):
              169,000        7.900%, 8/15/03                                           No Opt. Call          Aaa       190,259
            1,181,000        7.900%, 8/15/03                                            5/97 at 102          Aaa     1,208,364
            5,000,000     State of Illinois General Obligation Bonds, Series of         8/04 at 102          AA-     4,993,300
                             August 1994, 5.875%, 8/01/19
                          State of Illinois, General Obligation Bonds, Series of
                          February 1995:
            3,065,000        6.100%, 2/01/19                                            2/05 at 102          Aaa     3,103,956
            5,545,000        6.100%, 2/01/20                                            2/05 at 102          Aaa     5,615,477
            5,000,000     The State of Illinois acting by the Department of             7/06 at 102          Aaa     4,850,400
                             Central Management Services for the benefit of
                             the Department of Public Aid, 5.650%, 7/01/17
            2,500,000     City of Chicago (Illinois), General Obligation Adjustable     7/02 at 101 1/2      Aaa     2,755,850
                             Rate Bonds, Central Public Library Project, Series C
                             of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)
            5,000,000     City of Chicago, General Obligation Bonds, Project            1/02 at 102          Aaa     5,213,600
                             Series A of 1992, 6.250%, 1/01/12
                          Chicago School Reform Board of Trustees of the Board
                          of Education of the City of Chicago, Illinois, Unlimited
                          Tax General Obligation Bonds, (Dedicated Tax
                          Revenues), Series 1997:
            9,590,000        5.800%, 12/01/17 (WI)                                     12/07 at 102          Aaa     9,512,129
           10,000,000        5.750%, 12/01/27 (WI)                                     12/07 at 102          Aaa     9,781,200

                   Portfolio of Investments
                   Insured Municipal Bond--continued

  Principal                                                                             Optional Call                        Market
     Amount        Description                                                           Provisions*         Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Illinois -- continued
$ 1,500,000        Public Building Commission of Chicago, Cook County,                    1/98 at 102          Aaa      $ 1,567,170
                     Illinois, Building Revenue Bonds, Series A of 1988
                     (Community College District No. 508),
                     7.700%, 1/01/08 (Pre-refunded to 1/01/98)

 21,300,000        Public Building Commission of Chicago (Illinois)                      12/03 at 102          Aaa       20,949,828
                     Building Revenue Bonds, Series A of 1993
                     (Board of Education of the City of Chicago),
                     5.750%, 12/01/18

  6,540,000        Town of Cicero, Cook County, Illinois, General                        12/04 at 102          Aaa        6,886,489
                     Obligation Corporate Purpose Bonds, Series 1994A,
                     6.400%, 12/01/14

  2,500,000        Community College District No. 508, Cook County,                      No Opt. Call          Aaa        3,128,425
                     Illinois, Certificates of Participation,
                     8.750%, 1/01/07

  2,370,000        Board of Governors of State Colleges and Universities                  4/04 at 102          Aaa        2,476,295
                     (Illinois), Eastern Illinois University, Auxiliary
                     Facilities System Revenue Bonds, Series 1994A,
                     6.375%, 4/01/16

  4,000,000        Regional Transportation Authority, Cook, DuPage,                       6/03 at 102          Aaa        3,965,400
                     Kane, Lake, McHenry and Will Counties, Illinois,
                     General Obligation Refunding Bonds,
                     Series 1993C, 5.850%, 6/01/23
--------------------------------------------------------------------------------       ----------------------- ----    -------------
                   Indiana -- 4.7%
  3,750,000        City of Indianapolis, Indiana, Gas Utility System                      6/02 at 102          Aaa        3,834,825
                     Revenue Bonds, Series 1992 A, 6.200%, 6/01/23

  5,000,000        Indiana Health Facility Financing Authority, Hospital                  5/02 at 102          Aaa        5,223,200
                     Revenue Refunding and Improvement Bonds,
                     Series 1992 (Community Hospitals Projects),
                     6.400%, 5/01/12

  1,000,000        Indiana Municipal Power Agency, Power Supply                           1/00 at 102          Aaa        1,080,150
                     System Revenue Bonds, 1990 Series A,
                     7.100%, 1/01/15 (Pre-refunded to 1/01/00)

  5,000,000        Indiana Municipal Power Agency, Power Supply System                    1/03 at 102          Aaa        5,048,150
                     Revenue Bonds, 1993 Series A, 6.125%, 1/01/19

  5,350,000        Jasper County, Indiana, Collateralized Pollution                       7/01 at 102          Aaa        5,796,779
                     Control Refunding Revenue Bonds (Northern
                     Indiana Public Service Company Project), Series 1991,
                     7.100%, 7/01/17


                                                                                     Nuveen Municipal Bond Funds
                                                                                     April 30, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Indiana -- continued

$ 2,000,000     Lawrence Central High School Building Corporation,          7/00 at 102   Aaa        $ 2,186,320
                  Marion County, Indiana, First Mortgage Bonds,
                  Series 1990, 7.250%, 7/01/08
                  (Pre-refunded to 7/01/00)

  3,300,000     Marion County Convention and Recreational Facilities        6/01 at 102   Aaa          3,627,789
                  Authority (Indiana), Excise Taxes Lease Rental
                  Revenue Bonds, Series 1991B, 7,000%, 6/01/21
                  (Pre-refunded to 6/01/01)

  2,250,000     Hospital Authority of Monroe County, Hospital Revenue       5/99 at 101   Aaa          2,366,370
                  Refunding Bonds, Series 1989 (Bloomington
                  Hospital Project), 7.125%, 5/01/11

  1,000,000     City of Princeton, Indiana, Pollution Control Refunding     3/00 at 102   Aaa          1,078,320
                  Revenue Bonds, 1990 Series (Public Service
                  Company of Indiana, Inc. Project C),
                  7.375%, 3/15/12

  2,000,000     Hospital Authority of St. Joseph County (Indiana),          8/01 at 102   Aaa          2,167,560
                  Fixed Rate Hospital Revenue Refunding Bonds,
                  Series 1991A (Memorial Hospital of South Bend
                  Project), 7.000%, 8/15/20

  2,190,000     Shelby County Jail Building Corporation, First Mortgage     7/02 at 102   Aaa          2,389,005
                  Bonds (Shelby County, Indiana), 6.500%, 7/15/09
                  (Pre-refunded to 7/15/02)

  2,265,000     Southwest Allen Multi School Bldg. Corp., First             1/02 at 101   Aaa          2,387,129
                  Mortgage Refunding Bonds, Series 1992 B,
                  Fort Wayne, Indiana, 6.375%, 1/15/09
----------------------------------------------------------------------------------------------------------------
                Kentucky -- 0.8%

  5,000,000     Kentucky Economic Development Finance Authority,            2/07 at 102   AAA          4,841,150
                  Hospital Revenue and Refunding Revenue Bonds,
                  Series 1997 (Pikeville United Methodist Hospital
                  of Kentucky, Inc. Project), 5.700%, 2/01/28

  1,000,000     Louisville and Jefferson County Metropolitan Sewer          5/00 at 102   Aaa          1,093,020
                  District (Commonwealth of Kentucky) Drainage
                  Revenue Bonds, Series 1989, 7.350%, 5/01/19
                  (Pre-refunded to 5/01/00)
----------------------------------------------------------------------------------------------------------------
             Louisiana -- 3.4%

  7,000,000     Louisiana Public Facilities Authority, Hospital Revenue     5/02 at 102   Aaa          7,705,530
                  Refunding Bonds (Southern Baptist Hospital
                  Project), Series 1992, 6.800%, 5/15/12
                  (Pre-refunded to 5/15/02)

                -------


                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Louisiana -- continued

$ 1,615,000     Louisiana Public Facilities Authority, Fixed Rate Health    12/98 at 102  Aaa        $ 1,729,310
                  and Education Capital Facilities Revenue Bonds
                  (West Jefferson Medical Center), Series 1985D,
                  7.900%, 12/01/15

                State of Louisiana General Obligation Bonds,
                Series 1992-A:
  5,000,000       6.500%, 5/01/09                                           5/02 at 102   Aaa          5,375,350
  2,000,000       6.500%, 5/01/12                                           5/02 at 102   Aaa          2,142,800

  5,640,000     Orleans Parish Parishwide School District, General          3/06 at 100   Aaa          5,096,530
                  Obligation Bonds, Series 1996, 5.000%, 9/01/20

  4,750,000     Hospital Service District No. 1 of the Parish of            2/04 at 102   Aaa          4,899,530
                  Tangipahoa, State of Louisiana, Hospital Revenue
                  Bonds (Series 1994), 6.250%, 2/01/24
----------------------------------------------------------------------------------------------------------------
                Maine -- 3.7%

  3,175,000     Maine Health and Higher Educational Facilities              7/04 at 102   Aaa          3,521,710
                  Authority, Revenue Bonds, Series 1994B,
                  7.000%, 7/01/24

 11,500,000     Maine Health and Higher Educational Facilities              7/05 at 102   Aaa         11,533,810
                  Authority, Revenue Bonds, Series 1995A,
                  5.875%, 7/01/25

 12,750,000     Maine State Housing Authority, Mortgage Purchase            5/06 at 102   Aaa         13,073,340
                Bonds, 1996 Series B-2 (AMT), 6.450%, 11/15/26
                (Alternative Minimum Tax)

                Town of Old Orchard Beach, Maine, 1992 General
                Obligation Bonds:

    750,000       6.650%, 9/01/09                                           9/02 at 103   Aaa            818,813
    500,000       6.650%, 9/01/10                                           9/02 at 103   Aaa            545,380
----------------------------------------------------------------------------------------------------------------
                Maryland -- 0.1%

  1,000,000     Morgan State University, Maryland, Academic Fees            7/00 at 102   Aaa          1,087,110
                  and Auxiliary Facilities Fees Revenue Bonds,
                  1990 Series A, 7.000%, 7/01/20
                  (Pre-refunded to 7/01/00)
----------------------------------------------------------------------------------------------------------------
                Massachusetts -- 3.9%

  1,250,000     Massachusetts Bay Transportation Authority,                 8/00 at 102   Aaa          1,383,588
                  Certificates of Participation, 1990 Series A,
                  7.650%, 8/01/15 (Pre-refunded to 8/01/00)

                 ------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          Massachusetts -- continued

          $ 2,000,000     Massachusetts Health and Educational Facilities             4/00 at 102        Aaa   $ 2,180,020
                            Authority, Revenue Bonds, Capital Asset Program
                            Issue, Series F, 7.300%, 10/01/18
                            (Pre-refunded to 4/01/00)

            3,400,000     Massachusetts Health and Educational Facilities             7/02 at 102        Aaa     3,620,320
                            Authority, Revenue Bonds, New England Medical
                            Center Hospitals Issue, Series F, 6.625%, 7/01/25

            4,000,000     Massachusetts Health and Educational Facilities             7/02 at 102        Aaa     4,255,600
                            Authority, Revenue Bonds, South Shore Hospital
                            Issue, Series D, 6.500%, 7/01/22

           11,050,000     Massachusetts Health and Educational Facilities            11/03 at 102        AAA    10,011,853
                            Authority, Revenue Bonds, Cape Cod Health
                            Systems, Inc. Issue, Series A, 5.250%, 11/15/21

            4,000,000     Massachusetts Health and Educational Facilities            10/05 at 102        Aaa     4,019,760
                            Authority, Revenue Bonds, Berkshire Health
                            Systems Issue, Series D, 6.000%, 10/01/19

            3,500,000     City of Boston, Massachusetts, Revenue Bonds, Boston        8/00 at 102        Aaa     3,871,385
                            City Hospital (FHA Insured Mortgage), Series A,
                            7.625%, 2/15/21 (Pre-refunded to 8/15/00)

            1,150,000     City of Haverhill, Massachusetts, General Obligation        6/02 at 102        Aaa     1,261,033
                            Municipal Purpose Loan of 1992, Series A,
                            7.000%, 6/15/12
------------------------------------------------------------------------------------------------------------------------------------
                          Michigan -- 6.1%

            5,000,000     Michigan State Hospital Finance Authority, Hospital        11/06 at 102        Aaa     5,010,200
                            Revenue Bonds, (Sparrow Obligated Group), Series
                            1996, 5.900%, 11/15/26

            8,280,000     Michigan State Housing Development Authority, Rental        4/07 at 102        Aaa     8,255,408
                            Housing Revenue Bonds, 1997 Series A (AMT),
                            6.100%, 10/01/33 (Alternative Minimum Tax)

            2,000,000     Michigan Strategic Fund Limited Obligation Refunding       12/01 at 102        Aaa     2,160,240
                            Revenue Bonds (The Detroit Edison Company Pollution
                            Control Bonds Project), Collateralized Series 1991DD,
                            6.875%, 12/01/21

           12,130,000     City of Bay City, County of Bay, State of Michigan, 1991   No Opt. Call        Aaa     2,939,706
                            General Obligation Unlimited Tax Street Improvement
                            Bonds, 0.000%, 6/01/21

Portfolio of Investments
Insured Municipal Bond - continued

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          Michigan -- continued

          $ 5,000,000     Caledonia Community Schools, Counties of Kent, Allegan      5/02 at 102        Aaa   $ 5,486,400
                            and Barry, State of Michigan, 1992 School Building and
                            Site and Refunding Bonds (General Obligation -- Unlimited
                            Tax), 6.700%, 5/01/22 (Pre-refunded to 5/01/02)

            2,500,000     Chelsea School District, Counties of Washtenaw and          5/05 at 101        Aaa     2,530,300
                            Jackson, State of Michigan, 1995 School Building and
                            Site Bonds (General Obligation -- Unlimited Tax),
                            6.000%, 5/01/19

            2,000,000     City of Detroit, Michigan, Sewage Disposal System           7/01 at 102        Aaa     2,173,460
                            Revenue Bonds, Series 1991, 6.625%, 7/01/21
                            (Pre-refunded to 7/01/01)

           14,690,000     Detroit/Wayne County Stadium Authority,                     2/07 at 102        Aaa    13,637,902
                            (State of Michigan), Building Authority (Stadium)
                            Bonds, Series 1997, (Wayne County Limited Tax
                            General Obligation), 5.250%, 2/01/27

            6,085,000     School District of the City of River Rouge, County of   5/03 at 101 1/2        Aaa     5,910,178
                            Wayne, State of Michigan, 1993 School Building and
                            Site Bonds (General Obligation -- Unlimited Tax),
                            5.625%, 5/01/22
--------------------------------------------------------------------------------------------------------------------------
                          Mississippi -- 0.8%

            6,400,000     Medical Center Educational Building Corporation            12/04 at 102        Aaa     6,411,200
                            (Mississippi), Revenue Bonds, Series 1993 (University
                            of Mississippi Medical Center Project),
                            5.900%, 12/01/23
--------------------------------------------------------------------------------------------------------------------------
                          Missouri -- 1.0%

            7,950,000     St. Louis Municipal Finance Corporation, City Justice       2/06 at 102        Aaa     8,136,746
                            Center, Leasehold Revenue Improvement Bonds, Series
                            1996A, (City of St. Louis, Missouri, Lessee),
                            5.950%, 2/15/16
--------------------------------------------------------------------------------------------------------------------------
                          Nevada -- 0.6%

            2,500,000     County of Churchill, Nevada, Health Care Facilities         1/04 at 102        Aaa     2,510,650
                            Revenue Bonds (Western Health Care Network, Inc.),
                            Series 1994A, 6.000%, 1/01/24

            2,000,000     Clark County, Nevada, Industrial Development Refunding     10/02 at 102        Aaa     2,205,500
                            Revenue Bonds (Nevada Power Company Project)
                            Series 1992C, 7.200%, 10/01/22
--------------------------------------------------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          New Hampshire -- 0.4%

           $2,850,000     New Hampshire Higher Educational and Health Facilities      7/02 at 102        Aaa    $2,923,245
                            Authority, Revenue Refunding Bonds, University System
                            of New Hampshire Issue, Series 1992, 6.250%, 7/01/20
--------------------------------------------------------------------------------------------------------------------------
                          New Jersey -- 0.4%

            1,480,000     New Jersey Housing and Mortgage Finance Agency,             4/98 at 103        Aaa     1,547,162
                            Home Mortgage Purchase Revenue Bonds, 1987 Series
                            B (Remarketing), 8.100%, 10/01/17

            1,820,000     Housing Finance Corporation of the Township of              6/97 at 104        Aaa     1,898,606
                            Pennsauken (Pennsauken, New Jersey), Section
                            8 Assisted Housing Revenue Bonds (Pennsauken
                            Housing Associates -- 1979 Elderly Project),
                            8.000%, 4/01/11
--------------------------------------------------------------------------------------------------------------------------
                          New Mexico -- 1.0%

            3,000,000     City of Albuquerque, New Mexico, Hospital System            8/97 at 102        Aaa     3,079,650
                            Revenue Bonds, 1992 Series B (Presbyterian Healthcare
                            Services), 6.600%, 8/01/07

            4,445,000     City of Farmington, New Mexico, Pollution Control Revenue  12/02 at 102        Aaa     4,649,070
                            Refunding Bonds, 1992 Series A (Public Service
                            Company of New Mexico, San Juan and Four Corners
                            Projects), 6.375%, 12/15/22
--------------------------------------------------------------------------------------------------------------------------
                          New York -- 9.7%

            8,375,000     Dormitory Authority of the State of New York, Mount Sinai   7/04 at 102        Aaa     7,464,386
                            School of Medicine, Insured Revenue Bonds, Series
                            1994A, 5.000%, 7/01/21

                          Metropolitan Transportation Authority, Commuter
                          Facilities Revenue Bonds, Series 1992B:
            4,955,000       6.250%, 7/01/17                                           7/02 at 102        Aaa     5,138,137
            6,925,000       6.250%, 7/01/22                                           7/02 at 102        Aaa     7,156,226

            5,000,000     Metropolitan Transportation Authority, Commuter Facilities  7/04 at 101 1/2    Aaa     5,258,000
                            Revenue Bonds, Series 1994A, 6.375%, 7/01/18

            5,000,000     Metropolitan Transportation Authority, Commuter Facilities  7/07 at 101 1/2    Aaa     4,865,150
                            Revenue Bonds, Series 1997A, 5.625%, 7/01/27

              285,000     The City of New York, General Obligation Bonds, Fiscal      8/02 at 101 1/2    Aaa       306,899
                            1992 Series C, 6.625%, 8/01/12

            5,715,000     The City of New York, General Obligation Bonds, Fiscal      8/02 at 101 1/2    Aaa     6,261,868
                            1992 Series C, Fixed Rate Bonds, Subseries C-1,
                            6.625%, 8/01/12 (Pre-refunded to 8/01/02)

                                  Portfolio of Investments
                                  Insured Municipal Bond - continued

             Principal                                                                           Optional Call                Market
                Amount            Description                                                      Provisions* Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                                  New York -- continued
       $    3,010,000             The City of New York, General Obligation Bonds, Fiscal       5/03 at 101 1/2       Aaa  $3,060,719
                                    1993 Series E, 6.000%, 5/15/16

            3,750,000             The City of New York, General Obligation Bonds, Fiscal       2/02 at 101 1/2       Aaa   4,078,800
                                    1992 Series B, 7.000%, 2/01/18

            6,330,000             New York City Municipal Water Finance Authority, Water       6/01 at 101           Aaa   6,771,138
                                    and Sewer System Revenue Bonds, Fiscal 1992 Series A,
                                    6.750%, 6/15/16

            2,025,000             New York City Municipal Water Finance Authority, Water       6/99 at 101 1/2       Aaa   2,150,003
                                    and Sewer System Revenue Bonds, Fiscal 1990
                                    Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

            4,470,000             New York City Municipal Water Finance Authority,             6/02 at 101 1/2       Aaa   4,439,962
                                    Water and Sewer System Revenue Bonds,
                                    Fiscal 1993  Series A, 5.750%, 6/15/18

            3,900,000             New York City Transit Authority, Transit Facilities          No Opt. Call          Aaa   3,783,975
                                    Refunding Revenue Bonds, Series 1993 (Livingston
                                    Plaza Project), 5.400%, 1/01/18

                                  New York City Industrial Development Agency, Civic
                                  Facility Revenue Bonds, (USTA National Tennis Center
                                  Incorporated Project):
            3,500,000               6.500%, 11/15/10                                           11/04 at 102          Aaa   3,797,430
            3,000,000               6.600%, 11/15/11                                           11/04 at 102          Aaa   3,273,360

            5,240,000             Triborough Bridge and Tunnel Authority, Special              1/01 at 102           Aaa   5,638,869
                                    Obligation Refunding Bonds, Series 1991B,
                                    6.875%, 1/01/15
            3,015,000             Triborough Bridge and Tunnel Authority, Special Obligation   1/02 at 100           Aaa   2,907,726
                                    Bonds, Series 1992, 5.500%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------
                                  North Carolina -- 1.3%

           10,000,000             North Carolina Eastern Municipal Power Agency, Power         1/07 at 102           Aaa   9,952,900
                                    System Revenue Bonds, Refunding Series 1996A,
                                    5.700%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
                                  Ohio -- 0.5%

            1,000,000             Board of Education, City School District of Columbus,        12/00 at 102          Aaa   1,094,580
                                    Franklin County, Ohio, General Obligation Bonds,
                                    Series 1990-A (Unlimited Tax) For School Building
                                    Renovation and Improvement, 7.000%, 12/01/11
                                    (Pre-refunded to 12/01/00)


                                  40

                                                                                            Nuveen Municipal Bond Funds
                                                                                           April 30, 1997 Annual Report

     Principal                                                                 Optional Call                     Market
        Amount     Description                                                   Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
                   Ohio-- continued

    $2,500,000     Dublin City School District, Franklin, Delaware and          12/02 at 102       Aaa      $ 2,593,875
                     Union Counties, Ohio, Various Purpose School Building
                     Construction and Improvement Bonds (General
                     Obligation -- Unlimited Tax), 6.200%, 12/01/19
-----------------------------------------------------------------------------------------------------------------------
                   Oklahoma -- 2.0%

     5,000,000     Oklahoma Industries Authority, Health System Revenue          8/05 at 102       Aaa        5,285,200
                     Bonds (Obligated Group consisting of Baptist Medical
                     Center of Oklahoma, Inc., South Oklahoma City
                     Hospital Corporation and Baptist Rural Health System,
                     Inc.), Series 1995C, Fixed Rate Bonds, 6.250%, 8/15/12

       265,000     Muskogee County Home Finance Authority (Oklahoma)             6/00 at 102       Aaa          278,499
                     Single Family Mortgage Revenue Refunding Bonds,
                     Series 1990A, 7.600%, 12/01/10

    10,525,000     Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma),       9/05 at 102       Aaa       10,465,113
                     Utility Revenue Bonds, Series 1995, 5.750%, 9/01/19
-----------------------------------------------------------------------------------------------------------------------
                   Pennsylvania -- 1.1%

     3,000,000     North Penn Water Authority (Montgomery County,               11/04 at 101       Aaa        3,401,310
                     Pennsylvania), Water Revenue Bonds, Series of 1994,
                     7.000%, 11/01/24 (Pre-refunded to 11/01/04)

     3,900,000     The Philadelphia Municipal Authority, Philadelphia,          11/01 at 102       Aaa        4,338,165
                     Pennsylvania, Justice Lease Revenue Bonds, 1991
                     Series B, 7.125%, 11/15/18 (Pre-refunded to 11/15/01)

     1,000,000     Washington County Hospital Authority (Pennsylvania),          7/00 at 102       Aaa        1,075,790
                     Hospital Revenue Refunding Bonds, Series A of 1990
                     (The Washington Hospital Project), 7.150%, 7/01/17
-----------------------------------------------------------------------------------------------------------------------
                   Rhode Island -- 1.4%

     2,250,000     Rhode Island Depositors Economic Corporation,                 8/02 at 102       Aaa        2,468,565
                     Special Obligation Bonds, 1992 Series A, 6.625%,
                     8/01/19 (Pre-refunded to 8/01/02)

     4,000,000     City of Cranston, Rhode Island, General Obligation        7/01 at 101 1/2       Aaa        4,419,480
                     Bonds, 7.200%, 7/15/11 (Pre-refunded to 7/15/01)

     3,130,000     Kent County Water Authority (Rhode Island), General           7/04 at 102       Aaa        3,300,241
                     Revenue Bonds, 1994 Series A, 6.350%, 7/15/14

     1,000,000     Providence Housing Development Corporation,                  7/04 at 102        Aaa        1,044,510
                     Mortgage Revenue Refunding Bonds, Series 1994A
                     (FHA Insured Mortgage Loan -- Barbara Jordan
                     Apartments Project) (Providence, Rhode Island),
                     6.650%, 7/01/15

                   41

                  Portfolio of Investments
                  Insured Municipal Bond -- continued

     Principal                                                                  Optional Call                      Market
        Amount    Description                                                     Provisions*    Ratings*           Value
-------------------------------------------------------------------------------------------------------------------------
                  South Carolina -- 2.6%

    $1,000,000    City of Aiken, South Carolina, Water and Sewer                  1/00 at 102         Aaa     $ 1,076,270
                    System Revenue Refunding and Capital Improvement
                    Bonds, Series 1990, 7.250%, 1/01/14

                  Charleston County, South Carolina, Charleston Public
                  Facilities Corporation, Certificates of Participation,
                  Series 1994B:
     1,430,000      6.875%, 6/01/14 (Pre-refunded to 6/01/04)                     6/04 at 102         Aaa      1,612,525
        70,000      6.875%, 6/01/14                                               6/04 at 102         Aaa         77,077
     2,385,000      7.000%, 6/01/19 (Pre-refunded to 6/01/04)                     6/04 at 102         Aaa      2,707,070
       115,000      7.000%, 6/01/19                                               6/04 at 102         Aaa        127,464

     5,600,000    Charleston County, South Carolina, Charleston Public            6/05 at 101         Aaa      5,381,768
                    Facilities Corporation, Certificates of Participation,
                    Series 1995, 5.500%, 12/01/20

     5,435,000    Greenville Memorial Auditorium District, Public Facilities      3/06 at 102         Aaa      5,360,268
                    Corporation, Greenville Memorial Auditorium District,
                    Taxable Certificates of Participation (Bi-Lo Center
                    Project), Series 1996C, 5.750%, 3/01/22

     2,000,000    City of Rock Hill, South Carolina, Combined Utility System      1/00 at 102         Aaa      2,155,340
                    Revenue Bonds, Series 1990, 7.000%, 1/01/20
                    (Pre-refunded to 1/01/00)

     2,000,000    City of Rock Hill, South Carolina, Combined Utility             1/01 at 102         Aaa      2,074,700
                    System Revenue Bonds, Series 1991,
                    6.375%, 1/01/15
-------------------------------------------------------------------------------------------------------------------------
                  South  Dakota -- 0.1%

     1,000,000    South Dakota Health and Educational Facilities Authority,       7/00 at 102         Aaa      1,092,230
                    Revenue Bonds, Series 1990 (McKennan Hospital Issue),
                    7.250%, 7/01/15 (Pre-refunded to 7/01/00)
-------------------------------------------------------------------------------------------------------------------------
                  Texas -- 5.6%

     6,080,000    Texas Health Facilities Development Corporation,                8/03 at 102         Aaa      6,295,840
                    Hospital Revenue Bonds (All Saints Episcopal
                    Hospitals of Fort Worth Project), Series 1993B,
                    6.250%, 8/15/22

     3,000,000    Bexar County (Texas), Health Facilities Development             8/04 at 102         Aaa      3,260,010
                    Corporation, Hospital Revenue Bonds (Baptist
                    Memorial Hospital System Project), Series 1994,
                    6.750%, 8/15/19

     4,575,000    Harris County, Texas, Toll Road Senior Lien Revenue             8/02 at 102         Aaa      4,997,546
                    Refunding Bonds, Series 1992A, 6.500%, 8/15/17
                    (Pre-refunded to 8/15/02)

                  ====
                  42

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report


  Principal                                                               Optional Call                         Market
     Amount   Description                                                   Provisions*       Ratings**          Value
----------------------------------------------------------------------------------------------------------------------
              Texas -- continued
 $1,000,000   Harris County Hospital District Refunding Revenue           No Opt. Call              Aaa    $ 1,180,670
                Bonds, Texas, Series 1990, 7.400%, 2/15/10
    500,000   City of Houston, Texas, Senior Lien Hotel Occupancy Tax      7/01 at 100              Aaa        542,350
                and Parking Facilities, Weekly Adjustable/Fixed Rate
                Revenue Bonds, Series 1985, Custodial Receipts,
                Series A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)
    825,000   Lower Colorado River Authority, Priority Refunding           1/01 at 102              Aaa        891,214
                Revenue Bonds, Series 1991, Series B, 7.000%, 1/01/11
              Ratama Development Corporation, Special Facilities
              Revenue Bonds, (Ratama Park Racetrack Project)Series 1993
  9,715,000     8.750%, 12/15/18                                          No Opt. Call              Aaa     13,302,457
  5,405,000     10.000%, 12/15/20                                         No Opt. Call              Aaa      8,328,347
  5,000,000   Tarrant County Health Facilities Development Corporation,   No Opt. Call              Aaa      5,191,500
                Hospital Revenue Refunding and Improvement Bonds
                (Fort Worth Osteopathic Hospital, Inc. Project)
                Series 1993, 6.000%, 5/15/21
----------------------------------------------------------------------------------------------------------------------
              Utah -- 1.5%

  8,055,000   State of Utah, State Building Ownership Authority, Lease    11/05 at 100              Aaa      7,924,508
                Revenue Bonds (State Facilities Master Lease Program),
                Series 1995A, 5.750%, 5/15/18
    220,000   Utah Housing Finance Agency, Single Family Mortgage         No Opt. Call               AA        227,970
                Senior Bonds, 1988 Issue C (Federally Insured or
                Guaranteed Mortgage Loans), 8.375%, 7/01/19
  3,500,000   White City Water Improvement District, Salt Lake             2/05 at 100              Aaa      3,722,950
                County, Utah, General Obligation Water Bonds,
                Series 1995, 6.600%, 2/01/25
----------------------------------------------------------------------------------------------------------------------
              Washington -- 1.5%

  5,000,000   Washington Public Power Supply System, Nuclear              No Opt. Call              Aaa      5,065,500
                Project No. 2 Refunding Revenue Bonds,
                Series 1993B, 5.400%, 7/01/05
  2,500,000   Washington Public Power Supply System, Nuclear               7/99 at 102              Aaa      2,688,200
                Project No. 3 Refunding Revenue Bonds, Series
                1989A, 7.250%, 7/01/16 (Pre-refunded to 7/01/99)
  1,500,000   City of Marysville, Washington, Water and Sewer             12/03 at 100              Aaa      1,674,960
                Revenue Bonds, Series 1991, 7.000%, 12/01/11
                (Pre-refunded to 12/01/03)

              Portfolio of Investments
              Insured Municipal Bond - continued

   Principal                                                              Optional Call                         Market
      Amount  Description                                                  Provisions*        Ratings**          Value
----------------------------------------------------------------------------------------------------------------------
              Washington -- continued
  $2,000,000  Bellingham School District No. 501, Whatcom                  12/04 at 100             Aaa    $ 2,067,180
                County, Washington, Unlimited Tax General
                Obligation Bonds, Series 1994, 6.125%, 12/01/13
----------------------------------------------------------------------------------------------------------------------
              West Virginia -- 0.1%

   1,000,000  School Building Authority of West Virginia, Capital           7/00 at 102             Aaa      1,093,160
                Improvement Revenue Bonds, Series 1990A, 7.250%,
                7/01/15 (Pre-refunded to 7/01/00)
----------------------------------------------------------------------------------------------------------------------
              Wisconsin -- 1.8%

  10,410,000  Wisconsin Health and Educational Facilities Authority,        2/07 at 102             Aaa     10,085,103
                Revenue Bonds, (Sisters of the Sorrowful Mother --
                Ministry Corporation), Series 1997A,
                5.700%, 8/15/26
   1,000,000  Wisconsin Municipal Insurance Commission, Revenue            10/97 at 102             Aaa      1,039,480
                Bonds, Series 1987, 8.700%, 4/01/07
   2,000,000  City of Superior, Wisconsin, Limited Obligation              No Opt. Call             Aaa      2,314,520
                Refunding Revenue Bonds (Midwest Energy Resources
                Company Project) Series E-1991,
                6.900%, 8/01/21
   1,000,000  School District of Three Lakes, Forest and Oneida             4/03 at 100             Aaa      1,100,210
                Counties, Wisconsin, General Obligation Refunding
                Bonds, 6.750%, 4/01/12 (Pre-refunded to 4/01/03)
----------------------------------------------------------------------------------------------------------------------
              Wyoming -- 0.3%

   2,000,000  The Trustees of the University of Wyoming, Facilities         6/00 at 101             Aaa      2,131,960
                Revenue Bonds, Series 1991, 7.100%, 6/01/10
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico -- 0.5%

   3,750,000  Commonwealth of Puerto Rico, Public Improvement           7/02 at 101 1/2             Aaa      4,114,837
                Bonds of 1992 (General Obligation Bonds),
                6.600%, 7/01/13 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------
$762,725,000  Total Investments -- (cost $741,510,518) -- 98.7%                                            779,438,466
----------------------------------------------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report


  Principal                                                      Optional Call                  Market
     Amount   Description                                          Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities -- 2.6%

 $8,000,000   The Medical Clinic Board of the City of                     A-1+             $ 8,000,000
                Birmingham-UAHSF, Medical Clinic Revenue Bonds,
                UAHSF Series 1001, Variable Rate Demand Bonds,
                3.850%, 12/01/26+

  9,500,000   City of Chicago,Chicago-O'Hare International Airport,        P-1               9,500,000
                Special Facility Revenue Bonds, (American Airlines, Inc.
                Project), Series 1983B, Variable Rate Demand Bonds,
                3.850%, 12/01/17+

  3,000,000   The Economic Development Corporation of the County           P-1               3,000,000
                of Delta, Michigan, Environmental Improvement Revenue
                Refunding Bonds, 1985 Series F, (Mead-Escanaba Paper
                Company Project), Variable Rate Demand Bonds, 3.850%, 12/01/13+
------------------------------------------------------------------------------------------------------
$20,500,000   Total Temporary Investments -- 2.6%                                           20,500,000
===========-------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- (1.3)%                                       (9,922,134)
              ----------------------------------------------------------------------------------------
              Net Assets -- 100%                                                          $790,016,332
              ========================================================================================

          All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

          * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

          ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

          (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

          + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Statement of Net Assets
April 30, 1997

                                                                                               Insured
                                                                      Municipal Bond    Municipal Bond
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)         $2,818,580,455      $779,438,466
Temporary investments in short-term municipal securities,
  at amortized cost, which approximates market value (note 1)                      -        20,500,000
Receivables:
  Interest                                                                55,776,789        14,092,877
  Shares sold                                                                299,253           322,049
  Investments sold                                                         9,699,225            30,000
Other assets                                                                 639,304           188,678
------------------------------------------------------------------------------------------------------
    Total assets                                                       2,884,995,026       814,572,070
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             9,964,895         2,497,884
Payables:
  Investments purchased                                                   11,310,186        19,041,120
  Shares redeemed                                                          1,564,028           179,380
Accrued expenses:
  Management fees (note 6)                                                 1,049,863           308,078
  12b-1 distribution and service fees (notes 1 and 6)                         15,177            15,214
  Other                                                                      561,046           211,260
Dividends payable                                                          9,722,871         2,302,802
------------------------------------------------------------------------------------------------------
    Total liabilities                                                     34,188,066        24,555,738
------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                   $2,850,806,960      $790,016,332
======================================================================================================
Class A Shares (note 1)
Net assets                                                            $   70,330,660      $ 69,291,034
Shares outstanding                                                         7,691,375         6,497,792
Net asset value and redemption price per share                        $         9.14      $      10.66
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                    $         9.54      $      11.13
======================================================================================================
Class B Shares (note 1)
Net assets                                                            $      468,403      $    488,115
Shares outstanding                                                            51,212            45,766
Net asset value, offering and redemption price per share              $         9.15      $      10.67
======================================================================================================
Class C Shares (note 1)
Net assets                                                            $    5,359,886      $  5,615,083
Shares outstanding                                                           586,562           531,552
Net asset value, offering and redemption price per share              $         9.14      $      10.56
======================================================================================================
Class R Shares (note 1)
Net assets                                                            $2,774,648,011      $714,622,100
Shares outstanding                                                       303,309,714        67,284,174
Net asset value, offering and redemption price per share              $         9.15      $      10.62
======================================================================================================
                                               See accompanying notes to financial statements.



Statement of Operations                                                                               Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report


                                                                                                              Insured
                                                                      Municipal Bond                       Municipal Bond
                                                           ----------------------------------   ----------------------------------
                                                           Two months ended        Year ended   Two months ended        Year ended
                                                                    4/30/97           2/28/97            4/30/97           2/28/97
---------------------------------------------------------------------------------------------   ----------------------------------
Investment Income

Tax-exempt interest income (note 1)                          $   28,125,731     $  170,495,195      $  7,896,365    $   47,345,542
----------------------------------------------------------------------------------------------  ----------------------------------
Expenses
 Management fees (note 6)                                         2,148,330         12,969,912           631,735         3,795,515
 12b-1 service fees -- Class A (notes 1 and 6)                       23,211            133,192            22,905           140,125
 12b-1 distribution and service fees -- Class B (notes 1
  and 6)                                                                374                 16               594               141
 12b-1 distribution and service fees -- Class C (notes 1
  and 6)                                                              6,377             32,590             6,861            51,506
 Shareholders' servicing agent fees and expenses                    405,201          2,262,180           116,297           710,003
 Custodian's fees and expenses                                       46,057            346,413            16,679           135,049
 Trustees' fees and expenses (note 6)                                10,919             39,906             3,007            11,034
 Professional fees                                                   16,549            118,365            26,721            32,377
 Shareholders' reports -- printing and mailing expenses              71,466            367,875            36,513           160,896
 Federal and state registration fees                                 11,582             78,234             5,353            97,491
 Portfolio insurance expense                                              -                  -             3,383            16,767
 Other expenses                                                      26,833            164,015             7,592            51,618
----------------------------------------------------------------------------------------------  ----------------------------------
Total expenses                                                    2,766,899         16,512,698           877,640         5,202,522
----------------------------------------------------------------------------------------------  ----------------------------------
Net investment income                                            25,358,832        153,982,497         7,018,725        42,143,020
----------------------------------------------------------------------------------------------  ----------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
 (notes 1 and 4)                                                    124,391         13,454,600          (986,589)       (1,089,131)
Net change in unrealized appreciation or depreciation
 of investments                                                 (29,401,558)       (11,748,742)      (10,703,435)       (7,672,084)
----------------------------------------------------------------------------------------------  ----------------------------------
 Net gain (loss) from investments                               (29,277,167)         1,705,858       (11,690,024)       (8,761,215)
----------------------------------------------------------------------------------------------  ----------------------------------
Net increase (decrease) in net assets from operations        $   (3,918,335)    $  155,688,355      $ (4,671,299)    $  33,381,805
----------------------------------------------------------------------------------------------  ----------------------------------

                                                                         See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                                                    Municipal Bond
                                                                 --------------------------------------------------
                                                                 Two months ended       Year ended       Year ended
                                                                          4/30/97          2/28/97          2/29/96
-------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                              $   25,358,832   $  153,982,497   $  156,911,846
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                        124,391       13,454,600       10,618,706
Net change in unrealized appreciation or depreciation
   of investments                                                     (29,401,558)     (11,748,742)      84,862,109
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                  (3,918,335)     155,688,355      252,392,661
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                               (605,734)      (2,735,302)        (707,943)
   Class B                                                                 (1,502)             (45)             N/A
   Class C                                                                (38,827)        (146,481)         (30,677)
   Class R                                                            (24,664,380)    (151,041,117)    (157,137,272)
From accumulated net realized gains from
   investment transactions:
   Class A                                                                      -         (304,876)         (63,661)
   Class B                                                                      -                -              N/A
   Class C                                                                      -          (19,401)          (3,523)
   Class R                                                                      -      (13,873,562)      (8,354,729)
-------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders             (25,310,443)    (168,120,784)    (166,297,805)
-------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                       32,164,961      288,845,641      492,450,182
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                                19,772,961      133,505,722      124,215,111
-------------------------------------------------------------------------------------------------------------------
                                                                       51,937,922      422,351,363      616,665,293
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (63,401,060)    (436,065,365)    (526,292,941)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from Fund share transactions                                       (11,463,138)     (13,714,002)      90,372,352
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (40,691,916)     (26,146,431)     176,467,208
Net assets at the beginning of period                               2,891,498,876    2,917,645,307    2,741,178,099
-------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $2,850,806,960   $2,891,498,876   $2,917,645,307
===================================================================================================================
Balance of undistributed net investment income at end of period    $    1,277,538   $    1,229,149   $    1,169,597
===================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                                                                    See accompanying notes to financial statements.


                                                                                        Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


                                                                                  Insured Municipal Bond
                                                                     ------------------------------------------------
                                                                     Two months ended      Year ended      Year ended
                                                                              4/30/97         2/28/97         2/29/96
---------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                    $  7,018,725   $  42,143,020   $  41,913,841
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                            (986,589)     (1,089,131)      4,402,500
Net change in unrealized appreciation or depreciation
  of investments                                                          (10,703,435)     (7,672,084)     36,885,934
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                      (4,671,299)     33,381,805      83,202,275
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                                                    (590,571)     (2,881,559)     (1,614,782)
  Class B                                                                      (2,670)           (832)            N/A
  Class C                                                                     (41,445)       (224,876)       (192,149)
  Class R                                                                  (6,443,374)    (38,675,228)    (40,071,660)
From accumulated net realized gains from
  investment transactions:
  Class A                                                                          --        (211,577)             --
  Class B                                                                          --              --             N/A
  Class C                                                                          --         (17,777)             --
  Class R                                                                          --      (2,484,412)             --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  (7,078,060)    (44,496,261)    (41,878,591)
---------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                            7,673,973      84,624,586     258,736,089
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                      4,668,785      29,865,624      27,690,501
---------------------------------------------------------------------------------------------------------------------
                                                                           12,342,758     114,490,210     286,426,590
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                   (17,108,094)   (110,894,714)   (268,478,494)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions                                             (4,765,336)      3,595,496      17,948,096
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     (16,514,695)     (7,518,960)     59,271,780
Net assets at the beginning of period                                     806,531,027     814,049,987     754,778,207
---------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                          $790,016,332   $ 806,531,027   $ 814,049,987
=====================================================================================================================
Balance of undistributed net investment income at end of period          $    526,230   $     585,565   $     225,040
=====================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                           49                                          See accompanying notes to financial statements.


Notes to Financial Statements


1. General Information and Significant Accounting Policies
The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Municipal Bond Fund ("Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Municipal Bond and Insured Municipal Bond were reorganized into the Trust. Prior to the reorganization, Municipal Bond was a Massachusetts Business Trust and Insured Municipal Bond (formerly Nuveen Insured Municipal Bond Fund) was a series of the Nuveen Insured Tax-Free Bond Fund, Inc., each an open-end diversified management investment company. As part of this reorganization, the Funds changed their fiscal year ends from February 28 to April 30.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1997, Municipal Bond and Insured Municipal Bond had such outstanding purchase commitments of $11,310,186 and $19,041,120, respectively.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the two months ended April 30, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Insurance
Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the price used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, Class B, Class C and Class R Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class B Shares, which were first offered for sale on February 1, 1997, are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge on purchases, but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the two months ended April 30, 1997.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                                                                                                         Nuveen Municipal Bond Funds
                                                                                                        April 30, 1997 Annual Report

                                     2. Fund Shares
                                     Transactions in Fund shares were as follows:

                                                                                Municipal Bond
                                     -----------------------------------------------------------------------------------------------
                                                    Two months ended              Year ended                    Year ended
                                                        4/30/97                     2/28/97                       2/29/96
                                               -------------------------------------------------------------------------------------
                                                  Shares       Amount         Shares        Amount          Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                       1,026,576   $  9,412,803     7,913,532   $  72,392,333    10,085,967   $  93,033,904
 Class B                                          46,550        424,404         4,630          43,000           N/A             N/A
 Class C                                          52,166        473,637       379,075       3,482,943       208,938       1,925,249
 Class R                                       2,404,891     21,854,117    23,272,855     212,927,365    43,438,989     397,491,029

Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                          43,927        402,112       222,308       2,045,959        48,593         453,018
 Class B                                              32            293             -               -           N/A             N/A
 Class C                                           3,585         32,777        13,729         126,401         2,138          19,887
 Class R                                       2,112,348     19,337,779    14,285,524     131,333,362    13,470,516     123,742,206
------------------------------------------------------------------------------------------------------------------------------------
                                               5,690,075     51,937,922    46,091,653     422,351,363    67,255,141     616,665,293
------------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                        (762,269)    (6,963,040)   (4,751,496)    (43,639,384)   (6,135,763)    (56,994,434)
 Class B                                               -              -             -               -           N/A             N/A
 Class C                                         (14,973)      (135,974)      (53,764)       (496,539)       (4,332)        (40,390)
 Class R                                      (6,174,392)   (56,302,046)  (42,855,041)   (391,929,442)  (51,218,535)   (469,258,117)
------------------------------------------------------------------------------------------------------------------------------------
                                              (6,951,634)   (63,401,060)  (47,660,301)   (436,065,365)  (57,358,630)   (526,292,941)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (1,261,559)  $(11,463,138)   (1,568,648)  $ (13,714,002)    9,896,511   $  90,372,352
------------------------------------------------------------------------------------------------------------------------------------
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.












                                      53


                                                                              Insured Municipal Bond
                        -----------------------------------------------------------------------------------------------------------
                                                   Two months ended                 Year ended                     Year ended
                                                       4/30/97                        2/28/97                        2/29/96
                                ---------------------------------------------------------------------------------------------------
                                                  Shares         Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                        290,416   $  3,095,852     2,993,504   $  32,144,825    10,080,588   $ 108,423,277
  Class B                                         24,672        264,169        21,053         227,426           N/A             N/A
  Class C                                         58,684        618,793       169,708       1,808,841       661,711       7,075,313
  Class R                                        348,752      3,695,159     4,720,426      50,443,494    13,451,112     143,237,499
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                         34,181        365,671       182,510       1,968,382        88,109         951,544
  Class B                                             41            439             -               -           N/A             N/A
  Class C                                          3,214         34,077        19,086         203,691        15,241         161,275
  Class R                                        400,458      4,268,598     2,579,133      27,693,551     2,491,979      26,577,682
-----------------------------------------------------------------------------------------------------------------------------------
                                               1,160,418     12,342,758    10,685,420     114,490,210    26,788,740     286,426,590
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                       (135,522)    (1,441,615)   (1,146,982)    (12,317,662)   (7,244,524)    (78,678,465)
  Class B                                              -              -             -               -           N/A             N/A
  Class C                                        (38,598)      (406,595)     (155,088)     (1,641,544)     (588,441)     (6,281,962)
  Class R                                     (1,438,979)   (15,259,884)   (9,079,255)    (96,935,508)  (17,181,722)   (183,518,067)
-----------------------------------------------------------------------------------------------------------------------------------
                                              (1,613,099)   (17,108,094)  (10,381,325)   (110,894,714)  (25,014,687)   (268,478,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (452,681)  $ (4,765,336)      304,095   $   3,595,496     1,774,053   $  17,948,096
===================================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

3.   Distributions to Shareholders

     On May 9, 1997, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 1997, to shareholders of record on May 9, 1997, as follows:

                                                                         Insured
                                              Municipal Bond      Municipal Bond
--------------------------------------------------------------------------------
Dividend per share:
  Class A                                             $.0390              $.0460
  Class B                                              .0335               .0395
  Class C                                              .0350               .0405
  Class R                                              .0405               .0475
--------------------------------------------------------------------------------

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the two months ended April 30, 1997, were as follows:

                                                                         Insured
                                           Municipal Bond         Municipal Bond
--------------------------------------------------------------------------------
Purchases
Investments in municipal securities           $50,459,978           $ 95,945,129
Temporary municipal investments                29,500,000             75,100,000
Sales
Investments in municipal securities            87,114,019            116,296,850
Temporary municipal investments                35,300,000             62,050,000
--------------------------------------------------------------------------------

At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1997, Insured Municipal Bond had an unused capital loss carryover of $2,094,993 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $1,108,404 of the carryover will expire in the year 2004 and $986,589 of the carryover will expire in the year 2005.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                                                         Insured
                                              Municipal Bond      Municipal Bond
--------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                $134,266,556          $38,753,445
  depreciation                                  (7,833,741)            (825,497)
--------------------------------------------------------------------------------
Net unrealized appreciation                   $126,432,815          $37,927,948
================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

Average daily net asset value                                     Management fee
--------------------------------------------------------------------------------
For the first $125 million                                           .5000 of 1%
For the next $125 million                                            .4875 of 1
For the next $250 million                                            .4750 of 1
For the next $500 million                                            .4625 of 1
For the next $1 billion                                              .4500 of 1
For net assets over $2 billion                                       .4250 of 1
--------------------------------------------------------------------------------

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of Municipal Bond and .975 of 1% of the average daily net assets of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, Class B and Class C Shares. The adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Distributor collected sales charges of approximately $83,300 and $78,000 for Municipal Bond and Insured Municipal Bond, respectively, on Class A share purchases, of which approximately $74,100 and $71,900, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the two months ended April 30, 1997, the Distributor compensated authorized dealers directly with approximately $19,400 for Municipal Bond and $13,100 for Insured Municipal Bond in commission advances on Class B and Class C share sales. Class B and Class C shares purchased are subject to a CDSC if the shares are redeemed within a specified period of purchase. Any such CDSC is to be retained by the Distributor to compensate for commissions advanced to authorized dealers. During the two months ended April 30, 1997, CDSC of approximately $600 for Municipal Bond and $1,300 for Insured Municipal Bond was collected and retained by the Distributor. Also, all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B shares, and all 12b-1 service and distribution fees collected on Class C shares during the first year following a purchase are retained by the Distributor to compensate for commissions advanced to authorized dealers.

                                                                              Nuveen Municipal Bond Funds
                                                                             April 30, 1997 Annual Report

7.   Composition of Net Assets

     At April 30, 1997, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                                                  Insured
                                                                           Municipal Bond  Municipal Bond
     ----------------------------------------------------------------------------------------------------
     Capital paid-in                                                       $2,719,799,686    $753,732,568
     Balance of undistributed net investment income                             1,277,538         526,230
     Accumulated net realized gain (loss) from investment transactions          3,296,921      (2,170,414)
     Net unrealized appreciation of investments                               126,432,815      37,927,948
     ----------------------------------------------------------------------------------------------------
     Net assets                                                            $2,850,806,960    $790,016,332
     ====================================================================================================

8.   Investment Composition

     Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At April 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                  Municipal Bond   Insured Municipal Bond
     ---------------------------------------------------------------------
     Revenue Bonds:
       Electric Utilities                     20%                       4%
       Health Care Facilities                 17                       18
       Housing Facilities                     16                        5
       Water/Sewer Facilities                  9                        7
       Lease Rental Facilities                 2                        9
       Educational Facilities                  1                        7
       Transportation                          6                        3
       Pollution Control                       5                        5
          Other                                4                        3
     General Obligation Bonds                  7                       19
     Escrowed Bonds                           13                       20
     ---------------------------------------------------------------------
                                             100%                     100%
     =====================================================================

     Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (34% for Municipal Bond and 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares (see note 1). All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

     For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows:

                                    Operating Performance           Less Distributions
                                   -----------------------     ----------------------------

                                                       Net
                          Net                 realized and      Dividends                              Net         Total
MUNICIPAL               asset                   unrealized      from tax-                            asset        return
                        value            Net   gain (loss)     exempt net     Distributions          value        on net
Year ending         beginning     investment          from     investment      from capital         end of         asset
April 30,           of period      income(b)   investments         income             gains         period      value(a)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 1997(g)                $9.24         $.08          $(.10)         $(.08)             $   -          $9.14         (.23)%
 1997(f)                 9.28          .48              -           (.47)              (.05)          9.24         5.26
 1996(c)                 9.15          .34            .14           (.32)              (.03)          9.28         5.33

Class B (2/97)
 1997(g)                 9.24          .09           (.11)          (.07)                 -           9.15         (.25)
 1997(c)                 9.23          .03            .01           (.03)                 -           9.24          .47

Class C (6/95)
 1997(g)                 9.23          .07           (.09)          (.07)                 -           9.14         (.21)
 1997(f)                 9.26          .42              -           (.40)              (.05)          9.23         4.64
 1996(c)                 9.15          .29            .13           (.28)              (.03)          9.26         4.59

Class R (11/76)
 1997(g)                 9.24          .08           (.09)          (.08)                 -           9.15         (.09)
 1997(f)                 9.28          .49            .01           (.49)              (.05)          9.24         5.53
 1996(f)                 9.00          .51            .31           (.51)              (.03)          9.28         9.31
 1995(f)                 9.28          .52           (.21)          (.51)              (.08)          9.00         3.60
 1994(f)                 9.45          .52           (.07)          (.52)              (.10)          9.28         4.79
 1993(f)                 9.08          .56            .41           (.54)              (.06)          9.45        11.04
 1992(d)                 9.04          .24            .08           (.24)              (.04)          9.08         3.56
 1991(e)                 8.65          .58            .44           (.59)              (.04)          9.04        12.15
 1990(e)                 8.73          .60           (.08)          (.60)                 -           8.65         6.04
 1989(e)                 8.52          .60            .24           (.60)              (.03)          8.73        10.07
 1988(e)                 8.02          .60            .54           (.60)              (.04)          8.52        14.50
--------------------------------------------------------------------------------------------------------------------------

          + Annualized.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
          (c) From commencement of class operations as noted through February 28/29.
          (d) For the five months ending February 29.
          (e) For the year ending September 30.
          (f) For the year ending February 28/29.
          (g) For the two months ending April 30.

          ====
          58

                                                                        Nuveen Municipal Bond Funds
                                                                       April 30, 1997 Annual Report


                                      Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
                                               Ratio                             Ratio
                                              of net                            of net
                          Ratio of        investment         Ratio of       investment
                           expense         income to         expenses        income to
                        to average           average       to average          average
                        net assets        net assets       net assets       net assets
    Net assets              before            before            after            after     Portfolio
 end of period          reimburse-        reimburse-       reimburse-       reimburse-      turnover
(in thousands)                ment              ment          ment(b)          ment(b)          rate
----------------------------------------------------------------------------------------------------
    $   70,331                 .77%+           5.13%+             .77%+           5.13%+          2%
        68,204                 .81             5.11               .81             5.11           12
        37,089                 .86+            5.11+              .83+            5.14+          17

           468                1.53+            4.39+             1.53+            4.39+           2
            43                1.51+            5.23+             1.51+            5.23+          12

         5,360                1.32+            4.58+             1.32+            4.58+           2
         5,039                1.54             4.37              1.54             4.37           12
         1,915                1.64+            4.33+             1.58+            4.39+          17

     2,774,648                 .57+            5.33+              .57+            5.33+           2
     2,818,214                 .57             5.35               .57             5.35           12
     2,878,641                 .59             5.53               .59             5.53           17
     2,741,178                 .59             5.79               .59             5.79           17
     2,700,007                 .62             5.49               .62             5.49           15
     2,371,669                 .61             5.95               .61             5.95           14
     1,835,708                 .62+            6.24+              .62+            6.24+           6
     1,661,420                 .60             6.48               .60             6.48           10
     1,323,623                 .62             6.78               .62             6.78            8
     1,119,833                 .64             6.85               .64             6.85           12
       945,361                 .65             7.11               .65             7.11            8
----------------------------------------------------------------------------------------------------


                                               Operating Performance          Less Distributions
                                               ---------------------          ------------------

                                                                   Net
                                   Net                    realized and        Dividends                           Net        Total
INSURED MUNICIPAL BOND           asset                      unrealized        from tax-                         asset       return
                                 value           Net       gain (loss)       exempt net     Distributions       value       on net
Year ending                  beginning    investment              from       investment     from capital       end of        asset
April 30,                    of period     income(b)       investments           income           gains        period     value(a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  1997(e)                       $10.82          $.09             $(.16)           $(.09)           $   -        $10.66        (.63)
  1997(d)                        10.97           .56              (.13)            (.54)            (.04)        10.82        4.04
  1996(d)                        10.40           .54               .57             (.54)               -         10.97       10.90
  1995(c)                        10.31           .26               .12             (.27)            (.02)        10.40        3.84

Class B (2/97)
 1997(e)                         10.82           .09              (.16)            (.08)               -         10.67        (.65)
 1997(c)                         10.80           .04               .02             (.04)               -         10.82         .55

Class C (9/94)
 1997(e)                         10.72           .08              (.16)            (.08)               -         10.56        (.73)
 1997(d)                         10.85           .46              (.09)            (.46)            (.04)        10.72        3.48
 1996(d)                         10.31           .46               .54             (.46)               -         10.85        9.88
 1995(c)                         10.29           .23               .08             (.27)            (.02)        10.31        3.09

Class R (12/86)
 1997(e)                         10.78           .09              (.15)            (.10)               -         10.62        (.60)
 1997(d)                         10.92           .57              (.11)            (.56)            (.04)        10.78        4.38
 1996(d)                         10.38           .57               .54             (.57)               -         10.92       10.94
 1995(d)                         10.81           .57              (.40)            (.58)            (.02)        10.38        1.85
 1994(d)                         10.85           .57               .02             (.57)            (.06)        10.81        5.47
 1993(d)                         10.03           .59               .88             (.59)            (.06)        10.85       15.24
 1992(d)                          9.69           .61               .43             (.62)            (.08)        10.03       11.03
 1991(d)                          9.52           .62               .19             (.61)            (.03)         9.69        8.94
 1990(d)                          9.35           .63               .26             (.63)            (.09)         9.52        9.73
 1989(d)                          9.30           .63               .05             (.63)               -          9.35        7.63
 1988(d)                          9.79           .64              (.49)            (.64)               -          9.30        2.00
-----------------------------------------------------------------------------------------------------------------------------------

          +   Annualized.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
          (c) From commencement of class operations as noted through February
              28.
          (d) For the year ending February 28/29.
          (e) For the two months ending April 30.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

                              Ratios/Supplemental Data
-------------------------------------------------------------------------------------
                                      Ratio                       Ratio
                                     of net                      of net
                     Ratio of    investment      Ratio of    investment
                     expenses     income to      expenses     income to
                   to average       average    to average       average
                   net assets    net assets    net assets    net assets
     Net assets        before        before         after         after    Portfolio
  end of period    reimburse-    reimburse-    reimburse-    reimburse-     turnover
 (in thousands)          ment          ment          ment          ment         rate
-------------------------------------------------------------------------------------
       $ 69,291          .84%+        5.12%+         .84%+        5.12%+         12%
         68,268          .87          5.07           .87          5.07           35
         46,943          .92          5.00           .91          5.01           27
         14,097         1.27+         5.28+         1.00+         5.55+          25

            488         1.59+         4.36+         1.59+         4.36+          12
            228         1.58+         4.84+         1.58+         4.84+          35

          5,615         1.39+         4.57+         1.39+         4.57+          12
          5,448         1.61          4.33          1.61          4.33           35
          5,151         1.63          4.34          1.63          4.34           27
          3,979         1.75+         4.83+         1.75+         4.83+          25

        714,622          .64+         5.31+          .64+         5.31+          12
        732,587          .63          5.31           .63          5.31           35
        761,936          .63          5.33           .63          5.33           27
        736,702          .64          5.67           .64          5.67           25
        745,914          .65          5.21           .65          5.21           11
        567,232          .72          5.68           .72          5.68           20
        306,853          .73          6.12           .73          6.12           45
        178,931          .80          6.45           .80          6.45           53
        111,806          .83          6.49           .83          6.49           78
         66,049          .87          6.83           .87          6.83          106
         41,330          .88          6.65           .60          6.93           88
-------------------------------------------------------------------------------------

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets of Nuveen Flagship Municipal Trust (comprising the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund) (a Massachusetts business trust), including the portfolios of investments, as of April 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Flagship Municipal Trust as of April 30, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Chicago, Illinois
June 11, 1997

                            Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama        Michigan
Arizona        Missouri
California     New Jersey
Colorado       New Mexico
Connecticut    New York
Florida        North Carolina
Georgia        Ohio
Kansas         Pennsylvania
Kentucky       South Carolina
Louisiana      Tennessee
Maryland       Virginia
Massachusetts  Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information


Board of Trustees
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227

Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.

Public Accountants
Arthur Andersen LLP
Chicago, Illinois

Serving Investors
for Generations



[Painting of John Nuveen, Sr. Appears Here]

John Nuveen, Sr.



Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



[Nuveen Logo Appears Here]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227

www.nuveen.com

NUVEEN
Municipal
Bond Funds


April 30, 1997

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO OF COUPLE APPEARS HERE]

All-American
Intermediate
Limited Term

Contents


 1  Dear Shareholder

 3  Answering Your Questions

 6  All-American Municipal
    Bond Fund Overview

 8  Intermediate Municipal
    Bond Fund Overview

10  Limited Term Municipal
    Bond Fund Overview

13  Financial Section

71  Shareholder Meeting Results

83  Shareholder Information

84  Fund Information


Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]


It is my pleasure to report to you on the performance of the Nuveen Flagship All-American, Intermediate, and Limited Term Municipal Bond Funds, and to welcome new investors to our family of investments. Shareholders were rewarded during the fiscal year with the attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach - qualities that make these funds a good choice for those seeking a stable addition to their core investment portfolio.

The funds' outstanding performance came during a volatile year in the municipal bond market, including a mid-1996 decline and a post-election rally. Our focus on high-quality bonds helped to control price swings, while the market's volatility created opportunities for portfolio managers to add value and enhance fund yields. By continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, Nuveen was able to generate very attractive current yields for shareholders while also preserving capital.

As of April 30, 1997, Class A shareholders in the All-American Municipal Bond Fund were receiving tax-free yields on net asset value of 5.38%, while Class A shareholders in the Intermediate and Limited Term Municipal Bond Funds were receiving 5.03% and 4.43%, respectively. To match these yields, All-American investors in the 31% federal income tax bracket would have had to earn 7.80% from taxable, long-term alternatives, while investors in the Intermediate and Limited Term funds would have had to earn 7.29% and 6.42%, respectively, from taxable counterparts.

"Shareholders were rewarded during the fiscal year with attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach."

During the same period, these funds turned in impressive total return performance when compared with their peers. The All-American fund's Class A Shares outperformed the benchmark Lehman Municipal Bond Index, generating a total return of 8.23% compared with a total return of 6.63% for the Lehman Index. The Intermediate fund had a 6.68% total return, outperforming the 10-year Lehman Municipal Bond Index. The Limited Term fund, which invests in short-term municipal bonds and is less volatile than longer-term bond funds, posted a 4.80% total return.

Nuveen has recently made significant and exciting additions to the investment options available to our shareholders - additions that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. We also introduced new fund pricing options to make purchasing our mutual funds even more convenient, and we revamped our prospectuses and annual shareholder reports to make them easier to read and provide expanded information about the funds.

Further, Nuveen's array of municipal bond funds is now one of the largest in the industry since our merger with Flagship Resources Inc. This merger offers you even greater access to the municipal market plus additional expertise, resources and increased efficiencies for our shareholders.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 12, 1997

[PHOTO OF TED NEILD APPEARS HERE]

Ted Neild, head of Nuveen's Dayton-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


Answering Your Questions


What are the investment objectives of the funds?
The funds aim to provide investors with a high level of tax-free income while preserving the capital that investors have entrusted to us. Many investors rely on their portfolio as a principal source of their ongoing financial security. To that end, we focus our portfolio strategy on preserving what Nuveen investors have accumulated while generating income to support a comfortable lifestyle.

What is your strategy for meeting those objectives?
Rigorous research analysis and a value investing approach are at the foundation of these funds' strategies. Each is a Nuveen hallmark, and they go hand in hand.

A value strategy means that we look for high-quality securities that are undervalued and attractively priced relative to the rest of the market. Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate.

One current example of a region we've identified as undervalued is the Sun Belt. The growth of the Southeast and Southwest has resulted in a huge volume of municipal bond issuance, most of which is to provide essential services: schools, correctional facilities, and water and sewer systems. The combination of volume and quality has created tremendous opportunities to find value.

That's not to say it's easy. There is more municipal market information out there than ever before, and the markets are more efficient. As a result, there are fewer opportunities to find value. But by focusing on quality

"Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate."


issues with fundamental value, as opposed to trying to call the direction of interest rates, we're able to produce the high level of income consistent share price performance investors expect.

How did the funds perform during the year and what key economic and market factors affected the funds' performance?
The All-American fund was one of the top performing funds in its Lipper category (4th of 231 national municipal bond funds), providing Class A shareholders with a total return of 8.23%. During this period, the Lehman Brothers Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a 6.63% total return. Additionally, in keeping with Nuveen's policy of providing stable monthly dividends, the All-American fund began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

With over 70% of the fund invested in investment-grade quality bonds rated "A", "Baa" or non-rated, the All-American fund's performance was greatly enhanced by the continuing compression of yield spreads and improving underlying credit fundamentals. To ensure ongoing total return performance, portfolio structure was improved by maintaining and improving call protection when appropriate. This, combined with selected opportunities to enhance the fund's income returns, contributed to an impressive total return performance.

The Intermediate fund was one of the top performing funds in its Lipper category also (6th of 136 national intermediate municipal bond funds), providing shareholders with a total return of 6.68%, compared with the 10-year Lehman Index of 6.36%.

The fund continued to focus on improving call protection and found opportunities to buy higher yielding securities, which enhanced the fund's income level. Attractive bonds were found in selective healthcare, transportation and tax-backed bonds. The fund also began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

The Limited Term fund was the top performing fund in its Lipper category for the period ended April 30, finishing 1st out of 28 funds, posting a total return of 4.80%. During this period, the Lehman Brothers 5-Year Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a total return of 4.65%. By focusing on maximizing the yield paid to investors, we were able to generate impressive dividend yields and total returns. With over half of the fund invested in investment-grade quality securities rated "A", "Baa" or non-rated, the fund's performance was greatly enhanced by the continuing compression of yield spreads and improving underlying credit fundamentals. The fund also began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

What is your market outlook for the coming year?
We continue to see an economic expansion characterized by low unemployment and little wage and price inflation pressures. The Federal Reserve has demonstrated its continued vigilance against inflation by making a pre-emptive rate hike at the end of March. We anticipate continued municipal market demand as individual investors focus on strategically rebalancing their portfolios and reducing their exposure to the volatility recently demonstrated by the equity market.

By following a disciplined value strategy, and depending on sound research, the long-term outlook for our municipal bond funds - and for Nuveen shareholders - is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt, and to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

All-American
Municipal Bond Fund
Overview

Credit Quality

[Pie Chart Appears Here]

AAA     15.3%
AA       4.7%
A       23.1%
BBB/NR  56.9%
------------------------

Diversification

[Pie Chart Appears Here]

Housing Facilities       7%
Electric Utilities       5%
Lease Rental            11%
Pollution Control       23%
Water and Sewer          5%
Escrowed Bonds           4%
Health Care Facilities  23%
Other                    6%
Transportation           4%
General Obligations      4%
------------------------

Morningstar Rating/3/
      * * * *

Fund Highlights
--------------------------------------------------------------------------------
Share Class                                       A        B        C          R
Inception Date                                10/88     2/97     6/93       2/97
 ................................................................................
Net Asset Value (NAV)                        $10.90   $10.91   $10.89     $10.91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Net Assets ($000)                                                 $272,319
 ................................................................................
Average Weighted Maturity (years)                                          22.64
 ................................................................................
Duration (years)                                                            8.18
--------------------------------------------------------------------------------

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                        A(NAV)  A(Offer)         B        C         R
1-Year                              8.23%     3.68%     7.68%    7.64%     8.38%
 ................................................................................
5-Year                              7.88%     6.96%     7.30%    7.28%     7.91%
 ................................................................................
Life of Fund                        8.59%     8.05%     8.01%    7.99%     8.61%
--------------------------------------------------------------------------------

Tax-Free Yields
--------------------------------------------------------------------------------
Share Class                        A(NAV)  A(Offer)         B       C          R
Dist Rate                           5.49%     5.26%     4.73%    4.95%     5.69%
 ................................................................................
SEC 30-Day Yld                      5.38%     5.15%     4.63%    4.83%     5.58%
 ................................................................................
Taxable Equiv Yld/2/                7.80%     7.46%     6.71%    7.00%     8.09%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating of Class A Shares among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship All-American Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

[LINE CHART APPEARS HERE]

           Lehman        Nuveen Flagship      Nuveen Flagship
          Brothers      All American Tax-    All American Tax-
          Municipal      Free Value Fund      Free Value Fund
 Date     Bond Index         (NAV)                (Offer)
------    ----------    -----------------    -----------------
          $10,000.00        $10,000.00           $ 9,580.00
Oct-89    $10,999.81        $11,001.55           $10,539.48
Oct-90    $11,816.17        $11,680.42           $11,189.85
Oct-91    $13,254.29        $13,325.67           $12,765.99
Oct-92    $14,367.10        $14,551.35           $13,940.20
Oct-93    $16,388.89        $17,160.54           $16,439.79
Oct-94    $15,674.81        $16,212.86           $15,531.92
Oct-95    $18,001.99        $18,494.80           $17,718.02
Oct-96    $19,029.70        $19,729.20           $18,900.58
Apr-97    $19.577.07        $20,274.00           $19,422.00

--- Nuveen Flagship All-American Municipal Bond Fund (NAV) -$20,274 --- Nuveen Flagship All-American Municipal Bond Fund (Offer) -$19,422
--- Lehman Brothers Municipal Bond Index                     -$19,577
Past performance is not predictive of future performance.

[BAR CHART APPEARS HERE]

Ex Div Date        Share Dividend
 5/30/1996             0.05073
 6/29/1996              0.0491
 7/30/1996             0.05073
 8/30/1996             0.05073
 9/29/1996              0.0491
10/30/1996             0.05073
11/29/1996              0.0491
12/30/1996             0.05073
 1/30/1997             0.05087
 2/27/1997              0.0499
 3/30/1997              0.0499
 4/29/1997              0.0499

The fund paid shareholders a capital gains distribution of $0.0591 per share in December 1996.

Intermediate
Municipal Bond Fund
Overview

Credit Quality

[PIE CHART APPEARS HERE]

AAA 39.5%
AA 9.8%
A 13.5%
BBB/NR 37.2%
--------------------------

Diversification

[PIE CHART APPEARS HERE]

Lease Rental 11%
Educational Facilities 6%
Transportation 17%
Pollution Control 17%
General Obligations 12%
Housing Facilities 3%
Water and Sewer 9%
Health Care Facilities 23%
Electric Utilities 3%
Other 9%
--------------------------

Morningstar Rating/3/

        * * *

Fund Highlights

=============================================================================
Share Class                                     A      B         C          R
Inception Date                               9/92    N/A     12/95       2/97
Net Asset Value (NAV)                      $10.47    N/A    $10.47    $ 10.45
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Net Assets ($000)                                               $43,915
Average Weighted Maturity (years)                                        9.09
Duration (years)                                                         7.16
------------------------------------------------------------------------------

Annualized Total Return/1/
==============================================================================
Share Class                     A(NAV)    A(Offer)     B          C          R
1-Year                           6.68%       3.48%   N/A      5.99%      6.53%
Life of Fund                     6.88%       6.17%   N/A      6.29%      6.85%
------------------------------------------------------------------------------

Tax-Free Yields
==============================================================================
Share Class                     A(NAV)    A(Offer)     B          C          R
Dist Rate                        4.91%       4.76%   N/A      4.36%      5.12%
SEC 30-Day Yld                   5.03%       4.88%   N/A      4.48%      5.24%
Taxable Equiv Yld/2/             7.29%       7.07%   N/A      6.49%      7.59%
------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.
2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.
3 Overall rating of Class A Shares among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Intermediate Municipal Bond Index. The Lehman Intermediate Municipal Bond Index is comprised of a broad range of investment-grade, intermediate-term municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (3.0%) and all ongoing fund expenses.

Index Comparison*

[LINE CHART APPEARS HERE]

                      Lehman
                     Brothers            Nuveen Flagship              Nuveen Flagship
                     Municipal         Int. Municipal Bond          Int. Municipal Bond
Date                Bond Index             Fund (NAV)                  (Fund Offer)
----                ----------         -------------------          -------------------
Oct-92              $ 10,000.00            $ 10,000.00                  $  9,700.00
Sep-93              $ 11,347.41            $ 11,550.57                  $ 11,204.05
Sep-94              $ 11,070.67            $ 11,372.95                  $ 11,031.77
Sep-95              $ 12,309.49            $ 12,498.16                  $ 12,123.22
Sep-96              $ 13,053.40            $ 13,140.35                  $ 12,746.14
Apr-96              $ 13,620.00            $ 13,598.52                  $ 13,190.56

Sep-93
--- Lehman Brothers Intermediate Municipal Bond Index        -$13,620
--- Nuveen Flagship Intermediate Bond Fund (NAV)             -$13,599
--- Nuveen Flagship Intermediate Municipal Bond Fund (Offer) -$13,191 Past performance is not predictive of future performance.

Dividend History (A Shares)

[BAR CHART APPEARS HERE]

   Ex Div Date                 Share Dividend
   -----------                 --------------
   1/30/1997 N                     0.04365
   2/27/1997 N                      0.0428
   3/30/1997 N                      0.0428
   4/29/1997 N                      0.0428

Limited Term
Municipal Bond Fund
Overview


Credit Quality

[PIE CHART APPEARS HERE]

AAA     38.5%
AA       5.2%
A       17.5%
BBB/NR  38.8%

Diversification

[PIE CHART APPEARS HERE]

Lease Rental            14%
Housing Facilities       7%
Water & Sewer            4%
Escrowed Bonds           5%
Health Care Facilities  19%
Other                    6%
General Obligations     13%
Transportation           8%
Educational Facilities  10%
Pollution Control        6%
Electric Utilities       8%

Morningstar Rating/3/
 * * * * *


Fund Highlights
==============================================================================
Share Class                                        A      B         C        R
Inception Date                                 10/87    N/A     12/95     2/97
------------------------------------------------------------------------------
Net Asset Value (NAV)                         $10.61    N/A    $10.60   $10.59
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Total Net Assets ($000)                                               $448,992
------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         5.46
------------------------------------------------------------------------------
Duration (years)                                                          4.68
------------------------------------------------------------------------------

Annualized Total Return/1/
==============================================================================
Share Class                          A(NAV)  A(Offer)     B         C        R
1-Year                                4.80%     2.18%   N/A     4.49%    4.66%
------------------------------------------------------------------------------
5-Year                                5.68%     5.14%   N/A     5.34%    5.65%
------------------------------------------------------------------------------
Life of Fund                          6.61%     6.33%   N/A     6.29%    6.60%
------------------------------------------------------------------------------

Tax-Free Yields
==============================================================================
Share Class                          A(NAV)  A(Offer)     B          C       R
Dist Rate                             4.69%     4.58%   N/A      4.39%   4.91%
------------------------------------------------------------------------------
SEC 30-Day Yld                        4.43%     4.31%   N/A      4.08%   4.63%
------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  6.42%     6.25%   N/A      5.91%   6.71%
------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship Limited Term Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Intermediate Municipal Bond Index. The Index is comprised of a broad range of intermediate-term, investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.5%) and all ongoing fund expenses.

Index Comparison*
[LINE CHART APPEARS HERE]

                   Lehman
                   Brothers       Nuveen Flagship        Nuveen Flagship
                  Municipal      LT Municipal Bond     LT Municipal Bond
         Date     Bond Index         Fund (NAV)           Fund (Offer)
        ------   ------------   -------------------   -------------------
         10/87    $10,000.00        $10,000.00             $ 9,750.00
         10/88    $11,456.17        $10,781.00             $10,511.48
         10/89    $12,383.62        $11,484.56             $11,197.45
         10/90    $13,302.68        $12,218.27             $11,912.82
         10/91    $14,921.72        $13,444.20             $13,108.10
         10/92    $16,174.53        $14,593.53             $14,228.70
         10/93    $18,450.66        $16,094.84             $15,692.47
         10/94    $17,646.75        $16,024.24             $15,623.63
         10/95    $20,266.70        $17,341.34             $16,907.81
         10/96    $21,423.70        $18,122.44             $17,669.38
          4/97    $21,340.00        $18,411.32             $17,951.03


--- Lehman Brothers Intermediate Municipal Bond Index           -$21,340
--- Nuveen Flagship Limited Term Municipal Bond Fund (NAV)      -$18,411
--- Nuveen Flagship Limited Term Municipal Bond Fund (Offer)    -$17,951
Past performance is not predictive of future performance

Dividend History (A Shares)
[BAR CHART APPEARS HERE]

                   Ex Div Date                Share Dividend
                  -------------              ----------------
                    5/30/1996                         0.0426
                    6/29/1996                        0.04082
                    7/30/1996                        0.04218
                    8/30/1996                        0.04218
                    9/29/1996                        0.04082
                   10/30/1996                        0.04218
                   11/29/1996                        0.04082
                   12/30/1996                        0.04218
                    1/30/1997                         0.0423
                    2/27/1997                         0.0415
                    3/30/1997                         0.0415
                    4/29/1997                         0.0415

Financial Section

    Contents

14  Portfolio of Investments

49  Statement of Net Assets

50  Statement of Operations

51  Statement of Changes in Net Assets

53  Notes to Financial Statements

63  Financial Highlights

70  Report of Independent Auditors

               Portfolio of Investments
               Nuveen Flagship All-American

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.1%

$    280,000   Alaska State Housing Finance Corporation, Refunding               7/97 at 100        Aa1       $    281,851
                 Insured Mortgage Program, 1st Series, 7.800%,
                 12/01/30 (Pre-refunded to 7/01/97)
--------------------------------------------------------------------------------------------------------------------------
               California - 9.2%
   5,000,000   California Health Facilities Financing Authority, Revenue         7/07 at 102        AAA          4,894,200
                 Refunding Insured Pomona Valley Hospital
                 Series A, 5.625%, 7/01/19 (WI)

   2,000,000   California Pollution Control Financing Authority, Pollution      No Opt. Call          A          2,038,800
                 Control Revenue Refunding, San Diego Gas and
                 Electric, Series A, 5.900%, 6/01/14

   8,000,000   Contra Costa, California Home Mortgage Finance Authority,        No Opt. Call        AAA          2,486,320
                 Home Mortgage Revenue, 0.000%, 9/01/17

   2,000,000   Foothill/Eastern Transportation Corridor Agency, California      No Opt. Call        Baa          1,305,480
                 Tollroad Revenue Senior Lien, Series A,
                 0.000%, 1/01/05

   7,000,000   Long Beach, California, Aquarium of the Pacific Project,          7/05 at 102        BBB          6,821,290
                 Series A, 6.125%, 7/01/23

   4,000,000   Los Angeles, California Regional Apartments Improvement           5/06 at 102       Baa3          4,082,520
                 Corporation, Lease Revenue Refunding Facilities,
                 Sublease International Airport, 6.350%, 11/01/25

               Sacramento, California Cogeneration Authority,
               Procter and Gamble Project:
     500,000     6.200%, 7/01/06                                                 7/05 at 102       BBB-            518,700
   1,000,000     6.500%, 7/01/21                                                 7/05 at 102       BBB-          1,029,490

   2,000,000   Taft California Public Financing Authority, Lease Revenue         1/07 at 101       BBB+          1,985,040
                 Community Correctional Facility Project, Series A,
                 6.050%, 1/01/17
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 3.1%
   6,000,000   Arapahoe County, Colorado Capital Improvement Tollroad           No Opt. Call        Baa          3,686,880
                 Fund, Highway Revenue E - 470, Series C,
                 0.000%, 8/31/05

   2,000,000   Arapahoe County, Colorado Capital Improvement Tollroad            8/05 at 103        Baa          2,136,560
                 Fund, Highway Revenue Senior E - 470,
                 Series B, 6.950%, 8/31/20

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Colorado - continued

$  2,500,000   Hyland Hills Metropolitan Park and Recreation District,          12/06 at 101           N/R      $2,602,175
                 Colorado, Special Revenue Refunding and Improvement,
                 Series A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 1.8%

   1,000,000   Connecticut State Health and Educational Facilities               7/03 at 102          BBB-         949,300
                 Authority, Sacred Heart University, Series B,
                 5.500%, 7/01/09

   2,000,000   Connecticut State Health and Educational Facilities              11/04 at 102           AAA       2,218,340
                 Authority, Nursing Home Program,
                 7.125%, 11/01/14

   2,000,000   Eastern Connecticut Resource Recovery Authority, Solid            1/03 at 102          BBB+       1,823,340
                 Waste Revenue, Wheelabrator Lisbon Project, Series A,
                 5.500%, 1/01/20
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.6%

   1,480,000   District of Columbia Revenue, Georgetown University,              4/99 at 102            A+       1,559,506
                 Series B, 7.150%, 4/01/21
--------------------------------------------------------------------------------------------------------------------------
               Florida - 2.8%

   1,000,000   Lady Lake, Florida Industrial Development, Sunbelt               No Opt. Call           N/R       1,157,490
                 Utilities Inc. Project, 9.625%, 7/01/15

   1,965,000   Nassau County, Florida, InterCare Facilities,                     1/03 at 103           N/R       2,187,693
                 Gf/Amelia Island Properties Project,
                 Series A, 9.750%, 1/01/23

   1,750,000   Polk County, Florida, Industrial Development Authority,          12/06 at 102          A-1+       1,708,438
                 Solid Waste Disposal Facility, Tampa
                 Electric Company Project, 5.850%, 12/01/30

   1,965,000   Sanford Florida Airport Authority, Industrial Development,        5/06 at 102           N/R       1,983,137
                 Central Florida Terminals Inc. Project,
                 Series A, 7.500%, 5/01/10

     645,000   Sanford Florida Airport Authority, Industrial Development,        5/07 at 102           N/R         625,844
                 Central Florida Terminals Inc. Project,
                 Series C, 7.500%, 5/01/21
--------------------------------------------------------------------------------------------------------------------------
               Georgia - 1.1%

   2,000,000   Georgia Municipal Electric Authority, Power Revenue              No Opt. Call             A       1,974,100
                 Refunding, Series C, 5.700%, 1/01/19

   1,000,000   Municipal Electric Authority, Georgia, Special Obligation,       No Opt. Call            A+       1,093,160
                 Fifth Crossover Series, Project One, 6.500%, 1/01/17

               Portfolio of Investments
               Nuveen Flagship All-American -- continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 8.1%

$  1,750,000   Chicago, Illinois Gas Supply, Peoples Gas Light                   5/00 at 102           AA-      $1,921,990
                 and Coke Company, Series A, 8.100%, 5/01/20

   1,000,000   Chicago, Illinois Gas Supply, Revenue Refunding (The              6/05 at 102           AA-       1,022,610
                 Peoples Gas Light), Series A, 6.100%, 6/01/25

   2,000,000   Illinois Development Finance Authority, Presbyterian              9/06 at 102           AA-       2,061,080
                 Home Lake, Series B, 6.300%, 9/01/22

   4,000,000   Illinois Educational Facilities Authority,                       12/04 at 100           BBB       4,150,120
                 Columbia College, 6.875%, 12/01/17

   3,750,000   Illinois Educational Facilities Authority, Revenues               7/01 at 102            A+       4,053,413
                 Refunding, Loyola University Chicago, Series A,
                 7.125%, 7/01/21

   1,000,000   Illinois Health Facilities Authority, Revenue Refunding,          5/02 at 102            AA       1,019,840
                 Galesburg Cottage Hospital, 6.250%, 5/01/11

   2,000,000   Illinois Health Facilities Authority, Revenue Refunding,          8/06 at 102           N/R       1,998,200
                 Fairview Obligation Group, Series A, 7.125%, 8/15/17

   6,000,000   Illinois Health Facilities Authority, Revenue Refunding,          2/07 at 102            A-       5,677,860
                 Sarah Bush Lincoln Health Center, Series B,
                 5.750%, 2/15/22

     145,000   Illinois Health Facilities Authority, Revenue Refunding,          1/99 at 102          BBB+         152,047
                 Westlake Community Hospital, 7.875%, 1/01/13
-----------------------------------------------------------------------------------------------------------------------------
               Indiana - 7.2%

   1,000,000   Fishers Indiana Economic Development, First                       9/98 at 102           N/R       1,046,640
                 Mortgage United Student FDS Inc., 8.375%, 9/01/14

   1,750,000   Indiana Health Facility Financing Authority, Hancock              8/00 at 102           N/R       1,962,993
                 Memorial Hospital Project, 8.300%, 8/15/20
                 (Pre-refunded to 8/15/00)

   1,250,000   Indiana Transportation Finance Authority, Airport Facilities     11/02 at 102           Aaa       1,378,563
                 Lease Revenue, Series A, United Air,
                 6.750%, 11/01/11 (Pre-refunded to 11/01/02)

   4,000,000   Indiana University Student Fee, Series K,                        No Opt. Call           AAA       1,785,520
                 Refunding, 0.000%, 8/01/11

   2,000,000   Indianapolis, Indiana Airport Authority, Special                  7/04 at 102           BBB       2,153,220
                 Facilities, Federal Express Corporation Project,
                 7.100%, 1/15/17

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Indiana - continued

$  4,000,000   Indianapolis, Indiana Airport Authority, Special                 11/05 at 102          Baa2    $  4,066,320
                 Facility, United Airlines Project, Series A,
                 6.500%, 11/15/31

   5,450,000   Indianapolis, Indiana Economic Development,                       7/06 at 102             A       5,527,118
                 Willowbrook Apartments Project, Series A,
                 6.500%, 7/01/26

     500,000   Monroe County, Indiana Hospital Authority,                         5/02 at 101          AAA         534,600
                 Bloomington Hospital Project,
                 6.700%, 5/01/12

   1,000,000   Rockport, Indiana Pollution Control Revenue Refunding,            3/01 at 102          Baa2       1,074,200
                 Indiana/Michigan Power, Series B, 7.600%, 3/01/16
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 7.9%

   5,000,000   Ashland, Kentucky Sewer and Solid Waste,                          2/05 at 102          Baa1       5,352,200
                 Ashland Inc. Project, 7.125%, 2/01/22

   5,000,000   Henderson County, Kentucky, Solid Waste Disposal,                 3/05 at 102          Baa2       5,275,650
                 Macmillan Bloedel Project, 7.000%, 3/01/25

   4,500,000   Jefferson County, Kentucky, Capital Projects Corporation,        No Opt. Call            A+       1,894,005
                 Municipal Refunding Lease, Series A,
                 0.000%, 8/15/12

   5,000,000   Louisville andJefferson County, Kentucky, Metropolitan           11/04 at 102           AAA       5,475,500
                 Sewer District, Sewer and Drain System Revenue
                 Refunding, Series A, 6.750%, 5/15/25

   3,500,000   Pendleton County, Kentucky, Multi-County Lease Revenue,           3/03 at 102             A       3,639,895
                 Series A, 6.500%, 3/01/19
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.8%

   2,000,000   New Orleans, Louisiana, Audubon Park Commission,                  4/02 at 102           N/R       2,182,340
                 Aquarium Revenue, Series A, 8.000%, 4/01/12
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 0.8%

   2,000,000   Maryland State Energy Financing Administration,                  12/06 at 102            A-       2,079,840
                 Solid Waste Disposal Limited Obligation,
                 Wheelabrator Water Projects, 6.450%, 12/01/16
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 3.9%

   3,000,000   Massachusetts State Housing Finance Agency, Housing               4/03 at 102            A+       3,074,880
                 Projects Refunding, Series A, 6.300%, 10/01/13

               Portfolio of Investments
               Nuveen Flagship All-American - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - continued

$  4,900,000   Massachusetts State Health and Educational Facilities            12/05 at 102            A1      $5,027,449
                 Authority, Dana Farber Cancer Project,
                 Series G1, 6.250%, 12/01/22

   2,750,000   Massachusetts State Industrial Finance Agency, Revenue            3/06 at 102           AAA       2,651,110
                 Refunding, College of The Holy Cross, 5.500%, 3/01/20
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 0.9%

   2,000,000   Pontiac, Michigan Hospital Finance Authority, Hospital            8/03 at 102          BBB-       1,929,040
                 Revenue Refunding, Nomc Obligation Group,
                 6.000%, 8/01/13

     420,000   Western Townships Michigan Utilities Authority, Sewer             1/99 at 102          BBB+         450,295
                 Disposal System, 8.200%, 1/01/18
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.4%

   2,000,000   Claiborne County, Mississippi Pollution Control, Revenue          5/00 at 102          BBB-       2,096,160
                 Refunding, System Energy Resources, Inc.,
                 7.300%, 5/01/25

   1,725,000   Gautier, Mississippi Utility District, Revenue Refunding,         3/02 at 102           AAA       1,779,665
                 6.375%, 3/01/19
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.5%

     700,000   New Hampshire Higher Educational and Health Facilities            7/99 at 100          BBB+         680,645
                 Authority, Revenue Refunding, Catholic Medical Center,
                 6.000%, 7/01/17

     600,000   New Hampshire Higher Educational and Health Facilities            1/01 at 102          BBB+         634,218
                 Authority, St. Joseph Hospital, 7.500%, 1/01/16
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.6%

     425,000   Essex County, New Jersey, Improvement Authority Lease,            4/04 at 102          BBB+         438,689
                 6.600%, 4/01/14

   2,400,000   New Jersey Economic Development Authority, Electric               6/02 at 102           N/R       2,578,152
                 Energy Facility, Vineland Cogeneration,
                 7.875%, 6/01/19

   1,375,000   New Jersey Economic Development Authority,                        5/05 at 102           AAA       1,428,226
                 Educational Testing Service, Series B,
                 6.125%, 5/15/15
--------------------------------------------------------------------------------------------------------------------------

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                        Optional          Call          Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 15.6%

$  1,900,000   New York City, Series B, Fiscal 1992, 7.500%, 2/01/09         2/02 at 101 1/2          BBB+    $  2,103,623

   3,810,000   New York, New York Series E, 6.000%, 8/01/26                  8/06 at 101 1/2          BBB+       3,709,759

               New York, New York Series D:
     140,000     7.500%, 2/01/17 (Pre-refunded to 2/01/02)                   2/02 at 101 1/2           Aaa         157,587
     545,000     7.500%, 2/01/17                                             2/02 at 101 1/2          BBB+         600,988
     145,000     7.500%, 2/01/18 (Pre-refunded to 2/01/02)                   2/02 at 101 1/2           Aaa         163,215
     605,000     7.500%, 2/01/18                                             2/02 at 101 1/2          BBB+         667,152

   1,000,000   New York, New York Refunding, Series H,                           8/07 at 101          BBB+         990,600
                 6.125%, 8/01/25

   3,000,000   New York, New York, Series I, 6.250%, 4/15/27                     4/07 at 101          BBB+       2,997,870

   1,750,000   New York City Housing Development Corporation,                    6/01 at 102           AAA       1,852,060
                 Multi-Unit Mortgage Refunding Loan, Series A,
                 7.350%, 6/01/19

   1,720,000   New York State Dormitory Authority, Revenues Department           7/04 at 102          Baa1       1,726,364
                 of Education, Series A, 6.250%, 7/01/24

   1,480,000   New York State Dormitory Authority, City                         No Opt. Call          Baa1       1,452,339
                 University System, 2nd General, Series A,
                 5.750%, 7/01/18

   2,500,000   New York State Dormitory Authority, Revenues Department           7/05 at 102          Baa1       2,663,450
                 of Health, Roswell Park Cancer, 6.625%, 7/01/24

   2,000,000   New York State Housing Finance Agency, Multifamily                8/07 at 102           AAA       1,971,100
                 Mortgage Housing, Series A, 6.050%, 8/15/32

   3,000,000   New York State Housing Finance Agency, Service Contract           9/05 at 102          Baa1       3,070,560
                 Obligation, Series A, 6.375%, 9/15/15

   1,590,000   New York State Mortgage Agency, Homeowner                         4/01 at 102           Aa2       1,675,081
                 Mortgage, Series Uu, 7.750%, 10/01/23

   5,500,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       5,352,325
                 Refunding, State Facilities, 5.700%, 4/01/20

   1,500,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       1,444,245
                 Refunding, Center for Industrial Innovation,
                 5.500%, 1/01/13

   2,125,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       2,020,365
                 Refunding, University Facility Grant, 5.500%, 1/01/19

   7,500,000   Port Authority of New York and New Jersey, Special               10/06 at 102           N/R       7,757,175
                 Obligation Revenue, 5th Installment, Special Project,
                 Kiac-4, 6.750%, 10/01/19

               Portfolio of Investments
               Nuveen Flagship All-American - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               North Carolina - 0.5%

$  1,299,276   Woodfin Treatment Facility Inc., North Carolina,                 12/03 at 102           N/R    $  1,320,636
                 Certificates of Participation, 6.750%, 12/01/13
--------------------------------------------------------------------------------------------------------------------------
               North Dakota - 0.2%

     555,000   North Dakota State Housing Finance Agency, Single-Family          7/99 at 103           Aa2         577,017
                 Mortgage, Series B, 8.000%, 7/01/13
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 9.8%

   1,400,000   Cleveland, Ohio, Public Power System                             11/01 at 102           AAA       1,530,354
                 Improvement, 1st Mortgage, Series A,
                 7.000%, 11/15/17

   1,350,000   Columbiana County, Ohio County Jail Facility,                    12/04 at 102            AA       1,456,259
                 6.700%, 12/01/24

   1,000,000   Cuyahoga County, Ohio Health Care Facilities,                     6/00 at 100           N/R       1,085,390
                 Altenheim Project, 9.280%, 6/01/15

   3,000,000   Cuyahoga County, Ohio Hospital, Meridia Health System,            8/05 at 102            A1       3,060,090
                 6.250%, 8/15/24

   1,000,000   Cuyahoga County, Ohio Hospital, Fairview                          2/03 at 102            A1       1,036,270
                 General Hospital and Lutheran Medical Center,
                 6.300%, 8/15/15

   2,350,000   Garfield Heights, Ohio Hospital, Revenue Refunding and           11/02 at 102             A      2,493,092
                 Improvement, Marymont Hospital Project, Series A,
                 6.700%, 11/15/15

   1,500,000   Lucas County, Ohio Hospital, Flower Memorial                     12/01 at 102          BBB+       1,721,940
                 Hospital, Series A, 8.125%, 12/01/11
                 (Pre-refunded to 12/01/01)

               Mahoning Valley, Ohio Sanitation District:
     500,000     7.900%, 12/15/15                                               12/01 at 102           N/R         542,790
   1,600,000     7.900%, 12/15/16                                               12/01 at 102           N/R       1,736,928

   3,500,000   Miami County, Ohio Hospital Facilities, Revenue                   5/06 at 102           BBB       3,528,560
                 Refunding and Improvement, Upper Valley Medical
                 Center, Series A, 6.375%, 5/15/26

   2,750,000   Ohio State Air Quality Development Authority, Revenue             9/05 at 102            A+       2,806,788
                 Refunding, Dayton Power and Light Company Project,
                 6.100%, 9/01/30

   1,750,000   Ohio State Higher Educational Facility Commission,               12/03 at 102           AAA       1,894,200
                 University of Dayton Project, 6.600%, 12/01/17

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



   Principal                                                                  Optional Call                                   Market
      Amount   Description                                                      Provisions*         Ratings**                  Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$  3,500,000   Shelby County, Ohio Hospital Facilities, Revenue Refunding       9/02 at 102               BBB            $ 3,781,890
                 and Improvement, Memorial Hospital Association,
                 7.700%, 9/01/18
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 1.0%

   2,750,000   Tulsa, Oklahoma Municipal Airport, Revenue Refunding,            6/05 at 102               Baa2           2,765,730
                 American Airlines Project, 6.250%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 4.8%

   2,500,000   Allegheny County, Pennsylvania Higher Education Building         2/06 at 102               Baa2             2,430,875
                 Authority, Robert Morris College, Series A,
                 6.400%, 2/15/14

   1,500,000   Clarion County, Pennsylvania Hospital Authority,                 7/99 at 102               BBB-             1,584,105
                 Revenue Refunding, Clarion Hospital Project,
                 8.100%, 7/01/12

   1,000,000   Delaware County, Pennsylvania Industrial Development             4/01 at 102               AAA              1,089,730
                 Authority, Pollution Control, Philadelphia
                 Electric Company Project, 7.375%, 4/01/21

     500,000   Falls Township, Pennsylvania Hospital Authority,                 8/02 at 102               AAA                533,595
                 Revenue Refunding, Delaware Valley Medical Center
                 Project, 7.000%, 8/01/22

   1,000,000   Latrobe, Pennsylvania Industrial Development Authority,          5/04 at 102              Baa1              1,046,980
                 Saint Vincent College Project, 6.750%, 5/01/24

   1,700,000   Philadelphia, Pennsylvania Gas Works, Fourteenth                 7/03 at 102              Baa1              1,726,809
                 Series A Refunding, 6.375%, 7/01/26

   4,500,000   Philadelphia, Pennsylvania, Hospitals and Higher Education      11/03 at 102                A-              4,656,825
                 Facilities Authority, Temple University Hospital,
                 Series A Refunding, 6.625%, 11/15/23
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.6%

   1,600,000   Rhode Island Housing and Mortgage Finance Corporation,          10/00 at 102               AA+              1,686,832
                 Homeownership Opportunity, Series 3A,
                 7.850%, 10/01/16
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 2.8%

   1,975,000   Berkeley County, South Carolina School District,                 2/04 at 102               AAA              2,065,949
                 Certificates of Participation, Berkeley School Facilities
                 Group Inc, 6.300%, 2/01/16

   1,770,000   Georgetown County, South Carolina Water and Sewer                6/05 at 102               N/R              1,719,891
                 District, Revenue Refunding and Improvement,
                 6.500%, 6/01/25

          Portfolio of Investments

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               South Carolina -- continued

$  1,000,000   South Carolina State Housing Finance and Development              6/05 at 102          BBB+    $  1,030,930
                 Authority, Multifamily Revenue, Hunting Ridge
                 Apartments, 6.750%, 6/01/25

   1,000,000   South Carolina State Housing Finance and Development             11/05 at 102           AA-       1,001,860
                 Authority, Multifamily Revenue Refunding, Runaway
                 Bay Apartments Project, 6.125%, 12/01/15

   1,750,000   York County, South Carolina Water and Sewer,                     12/03 at 102           N/R       1,700,160
                 6.500%, 12/01/25
--------------------------------------------------------------------------------------------------------------------------
               Tennessee -- 2.0%

   1,085,000   Shelby County, Tennessee Health Educational and Housing           8/07 at 105           N/R       1,274,170
                 Facilities, Open Arms Development CTRS, Series A,
                 9.750%, 8/01/19

   1,100,000   Shelby County, Tennessee Health Educational and Housing           8/07 at 105           N/R       1,295,733
                 Facilities, Open Arms Development CTRS, Series C,
                 9.750%, 8/01/19

   1,380,000   South Fulton, Tennessee Industrial Development Board,            10/05 at 102            A3       1,411,353
                 Tyson Foods Inc. Project, 6.350%, 10/01/15

   1,500,000   Wilson County, Tennessee, Certificates of Participation,          6/04 at 102             A       1,533,944
                 Educational Facilities, 6.250%, 6/30/15
--------------------------------------------------------------------------------------------------------------------------
               Texas -- 5.2%

   7,000,000   Alliance Airport Authority, Inc., Texas Special Facilities,       4/06 at 102           BBB       7,062,510
                 Federal Express Corporation Project, 6.375%, 4/01/21

   2,000,000   Dallas - Fort Worth Texas International Airport Facility,        11/02 at 102          Baa2       2,141,480
                 Improvement Corporation, American Airlines Inc,
                 7.250%, 11/01/30

   2,000,000   North Central Texas Health Facility, Development                  2/06 at 102           BBB       2,010,300
                 Corporation, Revenue Refunding, CC Young Memorial
                 Home Project, 6.375%, 2/15/20

   2,895,000   Port of Bay City Authority, Texas Matagorda County,               5/06 at 102            A+       3,019,831
                 Hoechst, Celanese Corporation Project,
                 6.500%, 5/01/26
--------------------------------------------------------------------------------------------------------------------------
               Utah -- 0.8%

   2,000,000   Carbon County, Utah Solid Waste Disposal, Revenue                 2/05 at 102          BBB+       2,200,720
                 Refunding, Laidlaw Inc/Ecdc Project, Series A,
                 7.500%, 2/01/10



     Principal                                                                      Optional Call                            Market
        Amount     Description                                                        Provisions*        Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Virginia - 3.0%
 $   3,000,000     Fairfax County, Virginia  Redevelopment and Housing               3/05 at 102               AAA    $  3,131,250
                     Authority, Multi-Family Housing Revenue Refunding,
                     Mt. Vernon Apartments, Series A, 6.625%, 9/20/20

     2,000,000     Hanover County Virginia Industrial Development Authority,        No Opt. Call               AAA       2,171,540
                     Memorial Regional Medical Center Project,
                     6.375%, 8/15/18

     2,750,000     Southeastern Public Service Authority, Regional Solid             7/03 at 102                A-       2,748,322
                     Waste System, 6.000%, 7/01/13
----------------------------------------------------------------------------------------------------------------------------------
                   West Virginia- 0.2%

       500,000     Mason County, West Virginia Pollution Control, Appalachian        1/00 at 102              Baa1         525,764
                    Power Company, Series G, 7.400%, 1/01/14
----------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin - 0.4%

       855,000     Fall Creek, Wisconsin, Municipal Nursing Home Mortgage            7/99 at 100               N/R         906,624
                     Revenue, 9.875%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
 $ 274,449,276     Total Investments - (cost $256,401,015) - 98.7%                                                     268,825,821
==============--------------------------------------------------------------------------------------------------------------------
                   Other Assets Less                                                                                     3,493,400
                   ---------------------------------------------------------------------------------------------------------------
                   Liabilities - 1.3%
                   Net Assets - 100%                                                                                  $272,319,221
                   ===============================================================================================================
                   *    Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                   **   Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or
                        Moody's rating.

                   N/R - Investment is not rated.

                   (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                                                                                See accompanying notes to financial statements.

                                                                              23


                              Portfolio Holdings by State
                              Nuveen Flagship Intermediate

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------

               Arizona -1.2%

$   525,000    Pima County, Arizona Industrial Development                       5/07 at 102           AAA      $  526,748
                 Authority, Single Family Mortgage
                 Revenue Refunding,
                 Series B, 5.850%, 5/01/09
--------------------------------------------------------------------------------------------------------------------------
               California - 2.4%

  1,000,000    Sacramento California Cogeneration Authority,                     7/05 at 102          BBB-       1,037,400
                 Procter and Gamble Cogeneration Project,
                 6.200%, 7/01/06
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 8.8%

  2,300,000    Arapahoe County, Colorado Capital                            8/05 at 95 29/32           Baa       1,339,129
                 Improvement Tollroad Fund, Highway
                 Revenue E-470, Series C,
                 0.000%, 8/31/06

    500,000    Colorado Health Facilities                                       12/05 at 102          BBB+         510,470
                 Authority, Covenant Retirement
                 Community Project, 6.200%, 12/01/07

  1,000,000    Denver Colorado City and County, Airport                         11/05 at 102           AAA       1,003,520
                 Revenue, Series B, 5.400%, 11/15/06

  1,000,000    Eagle County, Colorado Air Term                                  No Opt. Call           N/R       1,026,210
                 Corporation, Airport Terminal Project,
                 6.750%, 5/01/06
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 3.0%

  1,000,000    Connecticut State Health and                                     No Opt. Call          BBB-         996,570
                 Educational Facilities Authority,
                 Quinnipiac College, Series D,
                 5.625%, 7/01/03

    335,000    Eastern Connecticut Resource                                      1/03 at 102          BBB+         330,558
                 Recovery Authority, Solid Waste,
                 Wheelabrator Lisbon Project,
                 Series A, 5.150%, 1/01/05
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia -0.5%

    205,000    District of Columbia, American University,                       10/06 at 101           AAA         205,250
                 5.375%, 10/01/08
--------------------------------------------------------------------------------------------------------------------------
               Florida - 5.6%

    275,000    Florida State Broward County                                     No Opt. Call           AA+         387,203
                 Expressway Authority,
                 9.875%, 7/01/09

  1,000,000    Palm Beach County, Florida                                       No Opt. Call           AAA       1,049,630
                 School Board, Certificates
                 of Participation, Series A,
                 5.800%, 8/01/04

  1,000,000    Sanford Florida Airport Authority,                               No Opt. Call           N/R       1,016,780
                 Industrial Development, Central Florida
                 Terminals Inc. Project, Series A,
                 7.500%, 5/01/06

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Guam - 0.6%

$   275,000    Guam Government, Series A, 4.900%, 11/15/04                      11/03 at 102           BBB     $   260,079
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.3%

  1,000,000    Illinois Health Facilities Authority,                            No Opt. Call            A-       1,020,200
                 Mercy Hospital and Medical Center, 6.000%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Indiana - 1.1%

    500,000    Indiana Bond Special Program, Hendricks                           2/07 at 102           AA-         503,135
                 Redevelopment, Series B, 5.750%, 2/01/08 (WI)
--------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.0%

    420,000    Lenexa, Kansas, Multifamily Housing Revenue                       2/03 at 102            AA         434,830
                 Refunding, Barrington Park Apartments
                 Project, Series A, 6.200%, 2/01/08
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 7.5%

  1,165,000    Kentucky Infrastructure Authority, Revenue                        8/05 at 102             A       1,197,923
                 Refunding Governmental Agencies Program,
                 Series H, 5.600%, 8/01/06

  1,000,000    Louisville and Jefferson County, Kentucky,                       No Opt. Call           AAA       1,027,830
                 Regional Airport Authority, Series A, 5.750%, 7/01/01

  1,000,000    McCracken County, Kentucky, Revenue                              No Opt. Call           AAA       1,063,620
                 Refunding, Mercy Health System, Series A,
                 6.100%, 11/01/04
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.8%

    345,000    Louisiana Public Facilities Authority,                           No Opt. Call           Aaa         361,381
                 Revenue Refunding, Student Loan Senior, Series A-2,
                 6.600%, 3/01/03
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.1%

    500,000    Maryland State Health and Higher                                  1/07 at 102            A-         505,520
                 Educational Facilities Authority, Revenue Refunding,
                 Pickersgill Issue, Series A, 5.750%, 1/01/08
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 5.4%

               Massachusetts State Health and Educational Facilities
               Authority, Dana Farber Cancer Project, Series G - 1:
    500,000      6.500%, 12/01/05                                               No Opt. Call            A1         538,785
    750,000      6.500%, 12/01/06                                               12/05 at 102            A1         817,215

  1,000,000    Massachusetts State Water Pollution Abatement,                    2/04 at 102           AA+       1,038,260
                 Tollroad Water Pollution Abatement Revenue
                 Loan Program, Series A, 5.700%, 2/01/05

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 8.4%
$   750,000    Michigan Municipal Bond Authority, State                         No Opt. Call           Aa1     $   842,730
                 Revolving Fund, 7.000%, 10/01/04
    750,000    Michigan State Hospital Finance Authority,                        8/04 at 102           AAA         740,498
                 Revenue Refunding, Detroit Medical Center,
                 Series B, 5.100%, 8/15/07
  1,000,000    Michigan State Hospital Finance Authority,                       No Opt. Call           BBB       1,023,000
                 Revenue Refunding, Gratiot Community Hospital,
                 6.100%, 10/01/07
  1,000,000    Monroe County, Michigan, Pollution Control,                      No Opt. Call           AAA       1,071,280
                 Detroit Edison Company Project, Series A,
                 6.350%, 12/01/04
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 3.8%
  1,000,000    Branson, Missouri, Tax Increment Allocation,                     No Opt. Call           N/R         993,860
                 Branson Meadows Project, Series A,
                 6.400%, 11/01/05
    350,000    St. Louis County, Missouri, Industrial  Development              12/02 at 102           N/R         372,747
                 Authority, Revenue Refunding, Kiel Center
                 Multipurpose Arena, 7.625%, 12/01/09
    300,000    St. Louis, Missouri, Airport Revenue  Refunding,                  7/02 at 102           AAA         311,898
                 Lambert, St. Louis International, 5.900%, 7/01/03
--------------------------------------------------------------------------------------------------------------------------
               Nevada - 2.3%
  1,000,000    Las Vegas, Nevada, Downtown Redevelopment                         6/05 at 101           AAA       1,001,380
                 Agency, Tax Increment Revenue Refunding, Parity
                 Lien, Series A, 5.300%, 6/01/06
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 2.2%
  1,000,000    New Hampshire State Turnpike System Revenue,                      2/04 at 102             A         956,640
                 4.800%, 2/01/07
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.2%
    500,000    New Jersey Economic Development Authority,                       No Opt. Call           AAA         512,715
                 Educational Testing Service,  Series B,
                 5.500%, 5/15/05
--------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.2%
    100,000    New Mexico Educational Assistance  Foundation,                   No Opt. Call           Aaa         105,021
                 Student Loan, Series One - A, 6.300%, 12/01/02

Nuveen Flagship Municipal Bond Funds
April 30, 1997 Annual Report


  Principal                                                                      Option Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 12.7%
$   500,000    Albany New York Housing Authority, Limited                       10/05 at 102          Baa1     $   499,035
                 Obligation Refunding, 5.700%, 10/01/06
    700,000    New York City, Series F, 6.375%, 2/15/06                          2/05 at 101          BBB+         733,726
    200,000    New York City, Series G, 5.750%, 2/01/06                                               BBB+         201,072
    500,000    New York City, New York, Series B, 5.700%, 8/15/07            8/06 at 101 1/2          BBB+         498,030
    250,000    New York State Energy Resh and Development                       No Opt. Call          Baa1         248,405
                 Authority, State Service Contract, Western New
                 York Nuclear Service Center, Series B,
                 5.500%, 4/01/05
    750,000    New York State Housing Finance Agency, Revenue                   No Opt. Call          BBB+         761,190
                 Refunding, Health Facilities, New York City,
                 Series A, 6.000%, 5/01/06
    500,000    New York State Tollway Authority, Service Contract                4/05 at 102          Baa1         506,935
                 Revenue, Local Highway and Bridge, 5.750%, 4/01/06
  1,000,000    Port Authority of New York and New Jersey, Special               No Opt. Call           N/R       1,079,560
                 Obligation Revenue, 3rd Installment,
                 Special Project - Kiac-4, 7.000%, 10/01/07
  1,000,000    Port Authority of New York and New Jersey, Special               No Opt. Call           AAA       1,073,040
                 Obligation Revenue, JFK International Air Terminal
                 1st Installment, 6.250%, 12/01/10 (WI)
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 13.4%
               Cleveland - Cuyahoga County Ohio Port Authority,
               Revenue Refunding, Rock and Roll Hall of Fame:
    360,000      5.750%, 12/01/07                                               No Opt. Call           N/R         359,132
    425,000      5.850%, 12/01/08                                               No Opt. Call           N/R         424,269
  1,000,000    Franklin County, Ohio Hospital, Revenue Refunding                11/06 at 101            Aa       1,028,050
                and Improvement, Children's Hospital Project,
                Series A, 5.550%, 11/01/07
  1,000,000    Hamilton County, Ohio, Hospital Facilities, Revenue              No Opt. Call           AAA         994,410
                Refunding, Children's Hospital Medical Center,
                Series F, 5.200%, 5/15/09
    900,000    Miami County Ohio Hospital Facilities, Revenue                   No Opt. Call           BBB         927,234
                 Refunding and Improvement, Upper Valley
                 Medical Center, Series C, 6.000%, 5/15/06
  1,000,000    Ohio State Building Authority, State Facilities,                 10/04 at 102           AAA       1,039,650
                 Administration Building Fund, Series A,
                 5.650%, 10/01/05

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$ 1,000,000    Ohio State Public Facilities Commission, Higher Education        No Opt. Call           AAA     $ 1,045,490
                 Capital Facilities, Series B, 5.750%, 11/01/04
--------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 7.7%

  1,010,000    Lehigh County, Pennsylvania, General Purpose Authority,           7/05 at 102           AAA       1,023,039
                 Revenues Refunding, Lehigh Valley Hospital Inc., Series A,
                 5.400%, 7/01/06

  1,000,000    Philadelphia, Pennsylvania, 4.900%, 5/15/06                      No Opt. Call           AAA         975,530

    500,000    Philadelphia, Pennsylvania Gas Works, Revenue Refunding,         No Opt. Call          Baa1         535,385
                 Fourteenth Series A, Refunding, 7.000%, 7/01/02

  1,500,000    Westmoreland County Pennsylvania Municipal Authority,            No Opt. Call           AAA         868,560
                 Municipal Service Revenue Refunding, Series A,
                 0.000%, 8/15/07
--------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.6%

    240,000    Myrtle Beach South Carolina, Certificates of Participation,      No Opt. Call          BBB+         252,216
                 Myrtle Beach Convention Center Project, 6.750%, 7/01/02
--------------------------------------------------------------------------------------------------------------------------
               South Dakota - 1.3%

    550,000    South Dakota Student Loan Finance Corporation, Series A,         No Opt. Call            A+         562,881
                 Refunding, 5.850%, 8/01/00
--------------------------------------------------------------------------------------------------------------------------
               Tennessee - 2.3%

    500,000    Clarksville, Tennessee, Hospital, Revenue Refunding and          No Opt. Call          Baa1         502,760
                 Improvement, Clarksville Memorial Project, 6.000%, 7/01/03

    500,000    Metro Government Nashville and Davidson County Tennessee         No Opt. Call          BBB+         509,515
                 Industrial Development Board, Revenue Refunding and
                 Improvement, Osco Treatment Inc., 6.000%, 5/01/03
--------------------------------------------------------------------------------------------------------------------------
               Texas - 5.7%

    400,000    Brazos Texas Higher Education Authority Inc., Student Loan       No Opt. Call           Aaa         418,172
                 Revenue Refunding, Series A - 1, 6.200%, 12/01/02

  3,000,000    Goose Creek Texas Independent School District Refunding,         No Opt. Call           AAA       1,567,770
                 0.000%, 2/15/09

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Texas - continued

$   535,000    Texas State Department Housing and Community                     No Opt. Call             A     $   542,586
                 Affairs, Multi-Family Revenue Housing, NHP
                 Foundation, Asmara Project, Series A, 5.800%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.5%

    200,000    Wyoming State Farm Loan Board, Capital Facilities                10/02 at 102           AA-         210,073
                 Revenue Refunding, 6.100%, 10/01/06
--------------------------------------------------------------------------------------------------------------------------
$47,365,000    Total Investments - (cost $44,139,584) - 103.6%                                                  45,517,730
===============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (3.6%)                                                           (1,602,245)
               -----------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                               $43,915,485
               ===========================================================================================================

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

               N/R - Investment is not rated.

               (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                                 See accompanying notes to financial statements.

               Portfolio Holdings by State
               Nuveen Flagship Limited Term

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.2%

$   945,000    Alaska Industrial Development and Exposition                     No Opt. Call            A2    $    961,934
                 Authority, Revolving Fund, Series A,
                 5.700%, 4/01/99
--------------------------------------------------------------------------------------------------------------------------
               Arizona - 0.5%

    250,000    Arizona Educational Loan Marketing Corporation,                  No Opt. Call            Aa         258,870
                 Educational Loan, Senior Series,
                 6.125%, 9/01/02

  2,000,000    Tucson Arizona Refunding, 5.375%, 7/01/05                        No Opt. Call           AAA       2,047,620
--------------------------------------------------------------------------------------------------------------------------
               California - 2.2%

  1,250,000    Long Beach, California, Aquarium of The Pacific,                 No Opt. Call           BBB       1,245,063
                 Series A, 5.750%, 7/01/05

               Sacramento, California Cogeneration Authority,
               Procter and Gamble Cogeneration Project:
  1,000,000      5.900%, 7/01/02                                                No Opt. Call          BBB-       1,024,470
    500,000      6.000%, 7/01/03                                                No Opt. Call          BBB-         513,935
    500,000      7.000%, 7/01/04                                                No Opt. Call          BBB-         541,125

  4,800,000    Southern California Public Power Authority, Revenue              No Opt. Call           AAA       4,980,192
                 Refunding, Palo Verde Project, Series A,
                 5.500%, 7/01/05

  1,500,000    Taft California Public Financing Authority, Lease                No Opt. Call          BBB+       1,487,655
                 Revenue, Community Correctional Facility Project,
                 Series A, 5.500%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 5.9%

  9,000,000    Arapahoe County, Colorado Capital Improvement,               8/05 at 95 29/32           Baa       5,240,070
                 Tollroad Fund Highway Revenue E - 470, Series C,
                 0.000%, 8/31/06

               Arvada, Colorado, Limited Sales and Use Tax:
    500,000      6.200%, 6/01/98                                                No Opt. Call           N/R         511,475
    500,000      6.300%, 6/01/99                                                No Opt. Call           N/R         517,355
    400,000      6.400%, 6/01/00                                                No Opt. Call           N/R         418,428

  3,135,000    Colorado Health Facilities Authority, Covenant                   No Opt. Call          BBB+       3,150,173
                 Retirement Communities Project,
                 5.650%, 12/01/04

  1,515,000    Colorado Housing Finance Authority, Single Family                No Opt. Call           Aa1       1,177,549
                 Housing, Series A, 0.000%, 11/01/01

  3,515,000    Colorado Housing Finance Authority, Single Family                No Opt. Call           Aa1       2,562,751
                 Housing, Series A, 0.000%, 11/01/02

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Colorado - continued
$  2,120,000   Colorado Student Obligation Bond Authority, Student               No Opt. Call         A       $  2,195,260
                 Loan Revenue, Series A, 6.625%, 6/01/99

   6,475,000   Denver, Colorado City and County Airport,                         No Opt. Call       AAA          6,690,618
                 Series B, 5.750%, 11/15/04

     415,000   Denver, Colorado City and County, Industrial                      No Opt. Call      BBB+            424,047
                 Development Revenue, University of Denver
                 Project, 6.800%, 3/01/98

   1,600,000   Eagle County, Colorado Air Term Corporation,                      No Opt. Call       N/R          1,641,936
                 Airport Terminal Project, 6.750%, 5/01/06

     535,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            537,600
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 4.750%, 12/15/97

     500,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            504,710
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 5.000%, 12/15/98

     500,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            507,865
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 5.400%, 12/15/00

     200,000   University of Colorado, Certificates of Participation,            12/98 at 102        A2            212,442
                 Series D, Colorado Association of
                 School Boards Lease Purchase Finance Program,
                 7.100%, 12/01/00 (Pre-refunded to 12/01/98)
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 2.6%

               Bridgeport, Connecticut Refunding, Series A:
   4,650,000     5.250%, 9/01/04                                                 No Opt. Call       AAA          4,716,077
   1,000,000     6.000%, 9/01/05                                                 No Opt. Call       AAA          1,062,860

   2,800,000   Connecticut State Health and Educational Facilities               No Opt. Call      BBB-          2,790,396
                 Authority, Quinnipiac College, Series D,
                 5.625%, 7/01/03

   1,025,000   New Haven, Connecticut, Series A, 9.250%, 3/01/02                 No Opt. Call       AAA          1,146,698

     625,000   New Haven, Connecticut, Series B, 5.900%, 12/01/98                No Opt. Call       AAA            635,944
               Stratford, Connecticut:
     610,000     6.750%, 3/01/98                                                 No Opt. Call       N/R            624,048
     650,000     6.900%, 3/01/99                                                 No Opt. Call       N/R            677,287

31


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                        Provisons*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.2%

               District of Columbia Redevelopment Agency,
               Washington D.C. Sports Arena Special Tax:
$    500,000     4.850%, 11/01/97                                               No Opt. Call           Baa      $  500,885
     500,000     5.300%, 11/01/99                                               No Opt. Call           Baa         503,370
--------------------------------------------------------------------------------------------------------------------------
               Florida - 1.1%

   1,000,000   Dade County, Florida Aviation, Series U,                         No Opt. Call           Aa3       1,028,660
                 6.400%, 10/01/98

     455,000   Florida School State Boards Association Inc.,                    No Opt. Call           N/R         457,862
                 Certificates of Participation, Florida School Districts
                 Financing Program, Series 5, 7.500%, 7/01/97

     100,000   Jacksonville, Florida Electric Authority, Revenue                 4/03 at 101           Aa1          99,904
                 Refunding, St. John Issue 2, Series 10,
                 5.000%, 10/01/04

     540,000   North Springs Improvement District, Florida Water                No Opt. Call           N/R         571,563
                 and Sewer Revenue, 7.900%, 10/01/01

     100,000   Ocoee, Florida, Water and Sewer System Revenue,                  10/06 at 102           AAA          99,100
                 5.100%, 10/01/08

   2,625,000   Sanford, Florida Airport Authority, Industrial                   No Opt. Call           N/R       2,657,445
                 Development Revenue, Central Florida Terminals
                 Inc. Project, Series A, 7.300%, 5/01/04
--------------------------------------------------------------------------------------------------------------------------
               Georgia 0.7%

   3,000,000   Atlanta, Georgia Airport Facilities, Revenue                     No Opt. Call           AAA       3,287,760
                 Refunding, 6.500%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.3%

     450,000   De Kalb, Illinois, Single Family Mortgage,                       No Opt. Call           Aaa         463,019
                 Series A, 6.700%, 12/01/99

     275,000   Evergreen Park, Illinois, Hospital Facility, Revenue             No Opt. Call           AAA         276,488
                 Refunding, Little Company Mary Hospital,
                 5.750%, 8/15/97

     970,000   Illinois Health Facilities Authority, Revenue                    No Opt. Call            AA         982,009
                 Refunding, Galesburg Cottage Hospital,
                 5.400%, 5/01/00

   1,500,000   Illinois Health Facilities Authority, Revenue                    No Opt. Call            A-       1,482,390
                 Refunding, Sarah Bush Lincoln Health Center,
                 Series B, 5.500%, 2/15/06


                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Illinois - continued
$  1,550,000   Illinois Health Facilities Authority, Servantor,                  8/99 at 102           N/R    $  1,674,310
                    Series B, 7.500%, 8/15/01

     895,000   Illinois Health Facilities Authority, Mercy Hospital             No Opt. Call            A-         903,332
                    and Medical Center, 5.600%, 1/01/02

     325,000   Illinois Health Facilities Authority, Carle                      No Opt. Call           AAA         336,281
                    Foundation, Series C, 6.700%, 1/01/99

   3,000,000   Illinois St. Refunding, 6.200%, 10/01/04                         10/02 at 102           AA-       3,200,070

   1,975,000   Romeoville, Illinois, Refunding, Series B, Alternate             No Opt. Call           N/R       2,072,328
                    Revenue Source, 7.850%, 1/01/01
--------------------------------------------------------------------------------------------------------------------------
               Indiana - 2.4%

               Indiana Bond Special Program, Hendricks
               Redevelopment, Series B:
   1,525,000        5.250%, 2/01/03 (WI)                                        No Opt. Call           AA-       1,521,127
   1,075,000        5.400%, 2/01/04 (WI)                                        No Opt. Call           AA-       1,077,311

               Indianapolis Indiana Economic Development,
               Multifamily Housing Revenue Castle Dore
               Project, Series A:
     160,000        5.125%, 10/01/02                                             4/98 at 100           N/R         159,990
     330,000        5.125%, 10/01/07                                             4/98 at 100           N/R         329,980
     435,000        5.125%, 10/01/12                                             4/98 at 100           N/R         434,974
     590,000        5.125%, 10/01/17                                             4/98 at 100           N/R         589,965
   5,370,000        5.125%,  4/01/37                                            No Opt. Call           N/R       5,369,678

   1,250,000   Valparaiso, Indiana, Multi - Schools Building                    No Opt. Call           AAA       1,311,174
                    Corporation First Mortgage, 6.100%, 7/01/01
--------------------------------------------------------------------------------------------------------------------------
               Iowa - 1.4%

               Iowa State, Certificates of Participation,
               Series A:
   2,145,000        5.750%, 7/01/98                                             No Opt. Call            AAA       2,184,103
   1,775,000        6.000%, 7/01/99                                             No Opt. Call            AAA       1,825,250

               Iowa Student Loan Liquidity Corporation, Student
               Loan Revenue, Iowa Partnership:
     600,000        5.850%, 7/01/99                                             No Opt. Call              A         612,540
     325,000        6.000%, 7/01/00                                             No Opt. Call              A         334,064
     600,000        6.100%, 7/01/01                                             No Opt. Call              A         620,862
     650,000        6.200%, 7/01/02                                             No Opt. Call              A         674,902


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 9.5%
$  3,180,000   Christian County, Kentucky, Hospital Revenue                     No Opt. Call            A-    $  3,195,646
                 Refunding, Jennie Stuart Medical Center,
                 Series A, 5.500%, 7/01/06

               Jeffersontown, Kentucky, Certificates of Participation,
               Kentucky Public Projects:
     335,000     4.650%, 11/01/02                                               No Opt. Call             A         331,017
     520,000     4.750%, 11/01/03                                               No Opt. Call             A         512,715
     355,000     4.850%, 11/01/04                                               No Opt. Call             A         351,070

      50,000   Kenton County, Kentucky, Water District No. 1,                   No Opt. Call           AAA          52,112
                 Waterworks Revenue, Series A, 5.700%, 2/01/04

               Kenton County, Kentucky, Water District No. 1,
               Waterworks Revenue, Series B:
     475,000     5.600%, 2/01/03                                                No Opt. Call           AAA         491,093
     500,000     5.600%, 2/01/04                                                No Opt. Call           AAA         517,985
     500,000     5.600%, 2/01/05                                                No Opt. Call           AAA         518,555

               Kentucky Development Finance Authority, Revenue
               Refunding, Sisters Of Charity Health, Nazareth
               Health Corporation:
   1,280,000     5.750%, 11/01/98                                               No Opt. Call            A+       1,303,539
   1,330,000     6.000%, 11/01/01                                               No Opt. Call            A+       1,375,885
   2,720,000     6.600%, 11/01/06                                               11/01 at 102            A+       2,908,061

   1,460,000   Kentucky Higher Education Student Loan Corporation               No Opt. Call           Aaa       1,569,909
                 Insured Student Loan Revenue Insured,
                 Series B, 6.800%, 6/01/03

               Kentucky Infrastructure Authority, Revenue
               Refunding, Wastewater Revolving Fund Program,
               Series C:
     180,000     5.300%, 6/01/03                                                No Opt. Call             A         182,749
     220,000     5.400%, 6/01/04                                                No Opt. Call             A         224,464
     200,000     5.500%, 6/01/05                                                No Opt. Call             A         205,170

               Kentucky Infrastructure Authority, Revenue
               Refunding, Governmental Agencies Program,
               Series H:
   1,945,000     5.300%, 8/01/03                                                No Opt. Call             A       1,972,716
     675,000     5.400%, 8/01/04                                                No Opt. Call             A         687,913
   1,000,000     5.500%, 8/01/05                                                No Opt. Call             A       1,024,550

     500,000   Kentucky State Property and Buildings Commission                 No Opt. Call            A+         530,555
                 Revenues Refunding, Project No. 59,
                 6.000%, 11/01/05

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*        Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - continued

               Kentucky State Authority, Economic Development
               Revenue Refunding, Revitalization Projects:
  $   60,000     5.400%, 7/01/05                                               No Opt. Call            AAA      $   61,367
  $5,000,000     5.000%, 7/01/02                                               No Opt. Call            AAA       5,041,550
   1,000,000   Kentucky State Authority, Resource Recovery                     No Opt. Call             A+       1,256,690
                 Refunding Revenue, 0.000%, 7/01/05

     165,000   Lexington - Fayette Urban County Kentucky,                      No Opt. Call            AAA         167,021
                 Government Public Facilities Company
                 Mortgage Revenue, 5.000%, 11/01/01
               Louisville and Jefferson County, Kentucky, Regional
               Airport Authority, System Revenue, Series A:
   1,030,000     5.750%, 7/01/98                                               No Opt. Call            AAA       1,048,983
   1,300,000     5.750%, 7/01/99                                               No Opt. Call            AAA       1,329,900
   1,375,000     5.750%, 7/01/00                                               No Opt. Call            AAA       1,412,923
     455,000     5.750%, 7/01/01                                               No Opt. Call            AAA         467,663
   1,535,000     5.750%, 7/01/02                                               No Opt. Call            AAA       1,582,524

   1,030,000   Louisville and Jefferson County, Kentucky, Regional             No Opt. Call            AAA       1,006,578
                 Airport Authority, System Revenue, Louisville
                 International Airport, Series A, 4.900%, 7/01/04

   3,225,000   Mt. Sterling, Kentucky, Lease Revenue Kentucky                  No Opt. Call             Aa       3,265,474
                 League Cities, Series A, 5.625%, 3/01/03

  10,800,000   Owensboro, Kentucky, Electric Light and Power                   No Opt. Call            AAA       7,784,424
                 Revenue, Series A, 0.000%, 1/01/04

     100,000   University of Kentucky, University Revenue                      No Opt. Call            AAA         100,231
                 Construction Educational Buildings, Series O,
                 5.000%, 5/01/03
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 5.0%

   6,000,000   East Baton Rouge Parish Louisiana, Industrial                   No Opt. Call             A+       6,182,580
                 Pollution and Pollution Control Revenue
                 Refunding, Hoechst Celanese Corporation
                 Project, 5.400%, 12/01/02

   3,000,000   Jefferson, Louisiana, Sales Tax District, Special               No Opt. Call            AAA       3,039,570
                 Sales Tax Revenue Refunding, Series A,
                6.125%, 12/01/97

               Louisiana Public Facilities Authority, Hospital
               Revenue, Our Lady Of Lourdes Regional Medical:
   1,285,000     4.700%, 2/01/99                                              No Opt. Call             AAA       1,289,883
   1,215,000     4.900%, 2/01/00                                              No Opt. Call             AAA       1,221,087

               Portfolio Holdings by State


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - continued
  $1,170,000   Louisiana Public Facilities Authority, Hospital                 No Opt. Call             A3      $1,220,989
                 Revenue, Womans Hospital Foundation Project,
                 6.750%, 10/01/02
   3,080,000   Louisiana Public Facilities Authority, Hospital                 No Opt. Call            AAA       3,264,615
                 Revenue Refunding, Southern Baptist Hospital
                 Project, 6.200%, 5/15/02
   2,500,000   Louisiana State Offshore Term Authority, Deepwater              No Opt. Call              A       2,598,750
                 Port Revenue Refunding, 1st Stage, Series B,
                 6.100%, 9/01/02
               Office Facilities Corporation, Capital Facilities:
     400,000     7.250%, 12/01/99                                              No Opt. Call           BBB+         423,992
     770,000     7.350%, 12/01/00                                              No Opt. Call           BBB+         828,659

               Ouachita Parish Louisiana Hospital Service, District
               No. 1, Glenwood Regional Medical Center:
     405,000     6.800%, 7/01/97                                               No Opt. Call              A         406,985
     440,000     7.000%, 7/01/98                                               No Opt. Call              A         454,344

     425,000     7.000%, 7/01/99                                               No Opt. Call              A         445,749

     300,000     7.250%, 7/01/00                                               No Opt. Call              A         321,390
--------------------------------------------------------------------------------------------------------------------------
               Maine - 0.1%

     260,000   Maine Educational Loan Marketing Corporation,                   No Opt. Call              A         263,112
                 Student Loan Revenue Refunding, Series 1991,
                 6.500%, 11/01/97
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.3%

               Maryland State Energy Financing Administration,
               Solid Waste Disposal Revenue Limited Obligation,
               Wheelabrator Water Projects:
   2,280,000     5.650%, 12/01/03                                              No Opt. Call             A-         2,307,337
   1,000,000     5.850%, 12/01/05                                              No Opt. Call             A-         1,019,530

   2,400,000   Northeast Maryland Waste Disposal Authority,                    No Opt. Call            AAA         2,669,832
                 Resource Recovery Revenue Refunding,
                 Southwest Resource Recovery Facility,
                 7.150%, 1/01/04
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 6.0%

     265,000   Brockton, Massachusetts, 5.350%, 6/15/00                        No Opt. Call             A-           268,578

               Massachusetts Education Loan Authority Education
               Loan Revenue Refunding, Issue E, Series B:
   1,000,000     5.500%, 7/01/01                                               No Opt. Call            AAA         1,024,960
   3,075,000     5.700%, 7/01/04                                               No Opt. Call            AAA         3,186,992

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - continued

               Massachusetts Educational Financing Authority, Education
               Loan Revenue Refunding, Issue E:
$  1,970,000     5.250%, 7/01/06                                                No Opt. Call           AAA    $  1,951,502
   2,775,000     5.350%, 7/01/07                                                 7/06 at 102           AAA       2,757,185

   2,635,000   Massachusetts Municipal Wholesale Electric Company, Power        No Opt. Call           AAA       2,759,188
                 Supply System Revenue, Series A, 6.300%, 7/01/00

   3,800,000   Massachusetts Municipal Wholesale Electric Company Power         No Opt. Call           AAA       3,979,094
                 Supply System Revenue Refunding, Series B, 6.300%, 7/01/00

   1,000,000   Massachusetts State Refunding, Series A, 6.100%, 8/01/99         No Opt. Call            A+       1,033,510

               Massachusetts State Cons Loan, Series C:
   1,000,000     7.000%, 12/01/97                                               No Opt. Call            A+       1,018,000
     975,000     7.000%, 12/01/98                                               No Opt. Call            A+       1,015,463

   1,000,000   Massachusetts State Convention Center Authority, Refunding,      No Opt. Call            A1       1,022,330
                 Hynes Convention Center, 5.900%, 9/01/98

   1,100,000   Massachusetts State Industrial Finance Agency, Resource          No Opt. Call           AAA       1,114,982
                 Recovery Revenue Refunding, Refusetech Inc. Project,
                 Series A, 5.250%, 7/01/99

               New Bedford, Massachusetts:
     600,000     5.250%, 3/01/00                                                No Opt. Call          Baa3         603,828
     600,000     5.400%, 3/01/01                                                No Opt. Call          Baa3         604,080
     600,000     5.500%, 3/01/02                                                No Opt. Call          Baa3         604,248

   2,500,000   New England Education Loan Marketing Corporation                 No Opt. Call            A1       2,525,475
                 Massachusetts Refunding, Student Loan, Series F,
                 5.625%, 7/01/04

     415,000   Springfield, Massachusetts, Refunding, Series A,                 No Opt. Call            A-         423,669
                 5.800%, 9/01/99

               Springfield, Massachusetts, School Project Loan, Series B:
     815,000     5.800%, 9/01/99                                                No Opt. Call           Baa         827,527
     250,000     6.100%, 9/01/02                                                No Opt. Call           Baa         258,348


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 6.9%

$  3,315,000   Detroit, Michigan, Economic Development Corporation Resource     No Opt. Call           AAA    $  3,448,561
                 Recovery Revenue, Series A, 6.350%, 5/01/00

   3,000,000   Greater Detroit Resource Recovery Authority, Michigan            No Opt. Call           AAA       3,078,600
                 Revenue Refunding, Series A, 5.500%, 12/13/04

     820,000   Madison Heights, Michigan, Tax Increment Finance Authority       No Opt. Call           N/R         860,869
                 Revenue, 8.500%, 3/15/01

     900,000   Michigan Higher Education Student Loan Authority, Series 7,      No Opt. Call           AAA         936,828
                 6.375%, 10/01/00

   2,000,000   Michigan Higher Education Student Loan Authority, Revenue        No Opt. Call           Aa1       2,022,320
                 Refunding, Senior Series XV, Series A, 5.400%, 9/01/00

   2,700,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           AAA       2,758,590
                 Refunding, St. John, Series A, 5.400%, 5/15/00

   3,075,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           BBB       3,052,184
                 Refunding, Gratiot Community Hospital, 5.300%, 10/01/01

   1,000,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           AA-       1,048,500
                 Refunding, Mercy Health Services, Series T,
                 6.000%, 8/15/06 (WI)

               Michigan State Housing Development Authority, Rental Housing
                 Revenue, Series B:
   3,085,000     5.450%,   4/01/05                                              No Opt. Call           AAA       3,113,074
   3,325,000     5.450%,  10/01/05                                               6/05 at 102           AAA       3,356,787

   4,095,000   Pontiac, Michigan, Hospital Finance Authority, Hospital           8/00 at 100          BBB-       4,073,010
                 Revenue Refunding, Nomc Obligation Group, 5.800%, 8/01/03

   3,000,000   Wayne Charter County, Michigan, Airport Revenue Refunding,       No Opt. Call           AAA       3,039,210
                 Detroit Metropolitan Airport, Series A, 5.150%, 12/01/00
--------------------------------------------------------------------------------------------------------------------------
               Minnesota - 0.4%

     615,000   Brainerd, Minnesota, Health Care Facilities Revenue              No Opt. Call           AAA         619,699
                 Benedictine Health, St. Joseph, Series D, 5.000%, 2/15/00

   1,045,000   Duluth, Minnesota, Economic Development Authority, Health        No Opt. Call           AAA       1,051,625
                 Care Facilities Revenue Benedictine Health System, St.
                 Mary, Series C, 5.000%, 2/15/00

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 0.7%

               Branson, Missouri, Tax Increment Allocation
               Revenue, Branson Meadows Project, Series A:
$  1,740,000     5.850%, 11/01/01                                               No Opt. Call           N/R     $ 1,730,500
     810,000     6.400%, 11/01/05                                               No Opt. Call           N/R         805,027

     655,000     St. Louis, Missouri, Regional Convention and Sports            No Opt. Call           N/R         687,409
                 Complex Authority, Series C, 7.750%, 8/15/01
--------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.9%

   1,155,000   Hinds County, Mississippi, Revenue Refunding,                    No Opt. Call           AAA       1,161,433
                 Mississippi Methodist Hospital and
                 Rehabilitation, 4.900%, 5/01/00

               Mississippi Hospital Equipment and Facilities
               Authority, Revenue Refunding, Mississippi Baptist
               Medical Center:
   1,690,000     5.350%, 5/01/03                                                No Opt. Call           AAA       1,717,716
   1,000,000     5.400%, 5/01/04                                                No Opt. Call           AAA       1,018,660
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.8%

     505,000   New Hampshire Higher Educational and Health                      No Opt. Call          BBB+         534,260
                 Facilities Authority, Revenue Hospital,
                 St. Joseph Hospital, 7.250%, 1/01/01

               New Hampshire State Housing Finance Authority,
               Single Family Residental Mortgage, Series D:
     280,000     6.050%, 1/01/98                                                No Opt. Call            Aa         282,691
     360,000     6.200%, 1/01/99                                                No Opt. Call            Aa         367,639
     355,000     6.350%, 1/01/00                                                No Opt. Call            Aa         366,665
     360,000     6.450%, 1/01/01                                                No Opt. Call            Aa         375,070

               New Hampshire State Housing Finance Authority,
               Multi Family Housing, Series 1:
     865,000     6.300%, 1/01/98                                                No Opt. Call            A1         873,659
     890,000     6.300%, 7/01/98                                                No Opt. Call            A1         905,442
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 5.7%

   1,800,000   Atlantic City, New Jersey, 5.650%, 8/15/99                       No Opt. Call            A-       1,832,688

   4,035,000   New Jersey Economic Development Authority,                       No Opt. Call           N/R       4,112,754
                 Electric Energy Facility Revenue, Vineland
                 Cogeneration Project, 6.750%, 6/01/99

     570,000   New Jersey Economic Development Authority,                        6/99 at 102           Aa3         593,798
                 Economic Development Revenue, Series R - 1,
                 5.800%, 6/01/01

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - continued
$    100,000   New Jersey Economic Development Authority,                       No Opt. Call            A1    $    101,491
                 Economic Development Revenue Refunding,
                 Burlington Coat Factory, 5.400%, 9/01/03
               New Jersey Health Care Facilities Financing
               Authority, Revenue Bayonne Hospital Obligation
               Group Issue:
     860,000     5.750%, 7/01/00                                                No Opt. Call           AAA         886,368
   1,000,000     5.800%, 7/01/01                                                No Opt. Call           AAA       1,037,120
   1,000,000     5.900%, 7/01/02                                                No Opt. Call           AAA       1,044,870
   4,300,000   New Jersey Economic Development Authority,                       No Opt. Call           AAA       4,409,349
                 Revenue Educational Testing Service, Series B,
                 5.500%, 5/15/05
               New Jersey State Educational Facilities Authority,
               Revenue Stevens Institution of Technology,
               Series A:
   1,155,000     6.000%, 7/01/99                                                No Opt. Call            A-       1,186,982
   1,275,000     6.100%, 7/01/00                                                No Opt. Call            A-       1,320,479
     995,000     6.200%, 7/01/01                                                No Opt. Call            A-       1,038,969
   1,165,000     6.300%, 7/01/02                                                No Opt. Call            A-       1,227,188
               New Jersey State Educational Facilities Authority,
               Revenue Higher Educational, St. Peters College,
               Series B:
     295,000     6.100%, 7/01/00                                                No Opt. Call          BBB+         305,172
     355,000     6.200%, 7/01/01                                                No Opt. Call          BBB+         370,418
     800,000   New Jersey State Transportation Tollroad Fund                    No Opt. Call           Aaa         841,072
                 Authority, Transportation System, Series A,
                 6.000%, 6/15/02
   4,995,000   New Jersey Wastewater Treatment Tollroad Loan,                   No Opt. Call           AAA       5,405,839
                 Revenue Refunding, Series C, 6.250%, 5/15/05
--------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.1%
      90,000   Bernalillo County, New Mexico, Gross Receipts Tax                No Opt. Call            AA          90,647
                 Revenue, Series A, 5.150%, 4/01/04

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 18.0%

               Albany, New York, Housing Authority, Limited Obligation
                 Refunding:
$    250,000     4.900%, 10/01/99                                               No Opt. Call          Baa1    $    251,553
     500,000     5.100%, 10/01/01                                               No Opt. Call          Baa1         502,570
     700,000     5.250%, 10/01/02                                               No Opt. Call          Baa1         705,054
     750,000     5.400%, 10/01/03                                               No Opt. Call          Baa1         756,113
     750,000     5.500%, 10/01/04                                               No Opt. Call          Baa1         752,678
   1,000,000     5.600%, 10/01/05                                               No Opt. Call          Baa1         999,150
     500,000     5.700%, 10/01/06                                               10/05 at 102          Baa1         499,035
     700,000     5.850%, 10/01/07                                               10/05 at 102          Baa1         696,402

               Jamestown, New York, Series A:
     150,000     7.000%, 3/15/04                                                No Opt. Call          Baa2         163,889
     750,000     7.000%, 3/15/05                                                No Opt. Call          Baa2         825,083

   1,000,000   Metropolitan Transportation Authority, New York Service          No Opt. Call          Baa1       1,060,760
                 Contract Transportation Facilities, Series N,
                 6.625%, 7/01/02

               New York City, Series D:
     275,000     7.875%, 8/01/97                                                No Opt. Call           Aaa         277,805
     520,000     7.875%, 8/01/97                                                                      BBB+         524,914

   1,280,000   New York City, Series A, 8.250%, 11/01/99                        No Opt. Call           Aaa       1,394,317

   3,000,000   New York City Refunding, Series A, 5.875%, 8/01/03               No Opt. Call          BBB+       3,072,870

               New York City, Series F:
     575,000     8.000%, 11/15/97                                               No Opt. Call           AAA         587,840
     425,000     8.000%, 11/15/97                                               No Opt. Call          BBB+         433,853

               New York City, Series G:
   3,000,000     5.700%, 2/01/03                                                No Opt. Call          BBB+       3,042,240
     500,000     5.750%, 2/01/06                                                No Opt. Call          BBB+         502,680

   3,000,000   New York, New York, Refunding, Series H, 5.400%, 8/01/04         No Opt. Call          BBB+       2,974,920

               New York, New York, Series F:
   4,000,000     6.100%, 2/15/02                                                No Opt. Call          BBB+       4,183,310

   5,000,000   New York, New York, Series I, 5.625%, 4/15/05                    No Opt. Call          BBB+       5,007,800

   1,000,000   New York State Dormitory Authority, State University              5/00 at 102          BBB+       1,073,590
                 Educational Facilities, Series A, 7.400%, 5/15/01

   4,155,000   New York State Dormitory Authority, Revenue Refunding, City      No Opt. Call          Baa1       4,275,453
                 University, Series U, 5.875%, 7/01/00

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

    Principal                                                                  Optional Call                        Market
       Amount  Description                                                        Provisions      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - continued
$  2,900,000   New York State Dormitory Authority, Revenue                      No Opt. Call          Baa1    $  3,080,786
                  Refunding, Department of Health,
                  6.750%, 7/01/01

               New York State Dormitory Authority, Revenue
               Refunding, State University Educational Facilities,
               Series A:
   7,500,000      5.250%, 5/15/01                                               No Opt. Call          BBB+       7,556,775
   2,000,000      6.500%, 5/15/05                                               No Opt. Call          BBB+       2,131,180
   2,000,000      6.500%, 5/15/06                                               No Opt. Call          BBB+       2,133,580

               New York State Dormitory Authority, State
               University Educational, Series A:
     770,000      7.000%, 5/15/02 (Pre-refunded to 5/15/99)                      5/99 at 102          BBB+         821,582
     230,000      7.000%, 5/15/02                                                5/99 at 102          BBB+         242,011

   1,000,000   New York State Dormitory Authority, Revenue                      No Opt. Call           Baa       1,002,220
                  Refunding, Nyack Hospital, 5.500%, 7/01/00

   1,000,000   New York State Dormitory Authority, Revenue                      No Opt. Call           Baa       1,002,700
                  Refunding, Nyack Hospital, 6.000%, 7/01/06

   3,315,000   New York State Dormitory Authority, Revenue                      No Opt. Call          Baa1       3,427,677
                  Refunding, City University System,
                  General Resource, 6.000%, 7/01/04

   5,000,000   New York State Housing Finance Agency,                           No Opt. Call          BBB+       5,096,150
                  Revenue Refunding, Health Facilities,
                  New York City, Series A, 5.875%, 5/01/04

   4,000,000   New York State Medical Care Facilities Finance                    8/97 at 102          BBB+       4,119,000
                  Agency, Revenue Refunding, Mental Health
                  Services Facilities, Series A, 8.150%, 2/15/98

   1,500,000   New York State Medical Care Facilities Finance                    8/97 at 102          BBB+       1,544,445
                  Agency, Revenue Refunding, Mental Health
                  Services Facilities, Series A, 8.250%, 2/15/99

               New York State Urban Development Corporation,
               Revenue Refunding Project, Center For
               Industrial Innovation:
   2,405,000      5.300%, 1/01/04                                               No Opt. Call          Baa1       2,388,838
   1,265,000      6.250%, 1/01/05                                               No Opt. Call          Baa1       1,325,214

               New York State Urban Development Corporation,
               Correctional Facilities, Series G:
     700,000      7.000%, 1/01/98                                               No Opt. Call          Baa1         713,454
     695,000      6.500%, 1/01/99                                               No Opt. Call          Baa1         716,302


                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York--Continued

$  1,000,000   New York State Urban Development Corporation,                    No Opt. Call          Baa1    $  1,002,380
                 Revenue Refunding, Correctional Facilities,
                 5.250%, 1/01/02

               Onondaga County, New York, Resource Recovery
                 Agency, Revenue Development Costs:
     570,000     5.900%, 5/01/98                                                No Opt. Call          Baa1         571,630
     480,000     6.100%, 5/01/99                                                No Opt. Call          Baa1         485,280
     630,000     6.200%, 5/01/00                                                No Opt. Call          Baa1         639,582

   3,700,000   Port Authority of New York and New Jersey                        No Opt. Call           N/R       3,994,372
                 Special Obligation Revenue 3rd Installment,
                 Special Project, Kiac-4, 7.000%, 10/01/07

   3,035,000   Port Authority of New York and New Jersey                        No Opt. Call           AAA       3,192,699
                 Special Obligation Revenue Special Project,
                 RFK International Air Terminal, 1st Installment,
                 6.000%, 12/01/05 (WI)
--------------------------------------------------------------------------------------------------------------------------
               North Carolina - 1.3%
   5,475,000   North Carolina Municipal Power Agency, No. 1                      1/03 at 102            A-       5,671,607
                 Catawba Electric Revenue Refunding,
                 6.000%, 1/01/05
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 6.9%
               Barberton, Ohio, Hospital Facilities Revenue,
               Barberton Citizens Hospital Company Project:
     500,000     6.250%, 1/01/99                                                No Opt. Call             A         514,575
     750,000     6.400%, 1/01/00                                                No Opt. Call             A         782,820
     500,000     6.550%, 1/01/01                                                No Opt. Call             A         529,855

               Cambridge, Ohio, Hospital Improvement Revenue
               Refunding, Guernsey Memorial Hospital:
     545,000     7.500%, 12/01/98                                               No Opt. Call           BBB         567,367
     680,000     7.650%, 12/01/99                                               No Opt. Call           BBB         742,859
     595,000     7.750%, 12/01/00                                               No Opt. Call           BBB         630,801
     640,000     7.850%, 12/01/01                                               No Opt. Call           BBB         689,133

               Cleveland - Cuyahoga County, Ohio, Port Authority,
               Revenue Refunding, Rock and Roll Hall of Fame:
     500,000     4.900%, 12/01/00                                               No Opt. Call           N/R         497,190
     850,000     5.000%, 12/01/01                                               No Opt. Call           N/R         841,738
   1,000,000     5.100%, 12/01/02                                               No Opt. Call           N/R         987,070
     750,000     5.350%, 12/01/04                                               No Opt. Call           N/R         739,868
     335,000     5.600%, 12/01/06                                               No Opt. Call           N/R         332,534

     990,000   Cleveland, Ohio, Certificates of Participation, Motor            No Opt. Call           BBB         993,406
                 Vehicle, Motorized Equipment, 6.350%, 7/01/97

43

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued
$    650,000   Cleveland, Ohio, City School District Series A,                  No Opt. Call           AAA     $   662,474
                 Library Improvement, 5.200%, 12/01/00

     375,000   Cuyahoga County, Ohio, Health Care Facilities                    No Opt. Call           N/R         402,143
                 Revenue, Altenheim Project, 8.750%, 6/01/99

               Cuyahoga County, Ohio, Hospital Revenue
               Meridia Health System:
     500,000     5.750%, 8/15/00                                                No Opt. Call            A1         513,695
     795,000     5.850%, 8/15/01                                                No Opt. Call            A1         822,261
     735,000     5.950%, 8/15/02                                                No Opt. Call            A1         765,319

      45,000   East Cleveland, Ohio, Revenue Local                              No Opt. Call           N/R          45,838
                 Government Fund, 7.900%, 12/01/97

               Erie County, Ohio, Hospital Improvement Revenue
               Refunding, Firelands Community Hospital Project:
   1,110,000     6.000%, 1/01/98                                                No Opt. Call             A       1,124,030
   1,175,000     6.100%, 1/01/99                                                No Opt. Call             A       1,201,085

     700,000   Lucas County, Ohio, Hospital Revenue, Flower                     No Opt. Call          BBB+         731,290
                 Memorial Hospital, Series A, 7.200%, 12/01/98

               Lucas County, Ohio, Hospital Revenue,
               Flower Hospital:
     685,000     5.500%, 12/01/99                                               No Opt. Call          BBB+         701,604
     370,000     5.800%, 12/01/01                                               No Opt. Call          BBB+         385,129
     790,000     5.900%, 12/01/02                                               No Opt. Call          BBB+         828,355
     435,000     6.000%, 12/01/03                                               No Opt. Call          BBB+         460,256

   5,195,000   Lucas County, Ohio, Hospital Revenue Refunding,
                 Promedica Healthcare Obligation,
                 6.000%, 11/15/05                                               No Opt. Call           AAA       5,509,817

               Mahoning Valley, Ohio, Sanitation District:
     400,000     6.800%, 12/15/98                                               No Opt. Call           N/R         412,448
     400,000     6.950%, 12/15/99                                               No Opt. Call           N/R         417,736
     400,000     7.100%, 12/15/00                                               No Opt. Call           N/R         422,620
     400,000     7.250%, 12/15/01                                               No Opt. Call           N/R         427,672

   1,000,000   Miami County, Ohio, Hospital Facilities Revenue                  No Opt. Call           BBB       1,030,260
                 Refunding and Improvement, Upper Valley
                 Medical Center, Series C, 6.000%, 5/15/06

     905,000   Ohio State Economic Development Revenue                           6/98 at 102            A-         945,110
                 Superior Forge and Steel Corporation,
                 Series 2, 7.250%, 6/01/01


                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                        Provisions      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$  3,825,000   Ohio State Special Obligation Elementary and                        No Opt. Call         AAA     $3,974,175
                 Secondary Capital Facilities, Series A,
                 5.700%, 6/01/02

     435,000   Shelby County, Ohio, Hospital Facilities Revenue                    No Opt. Call         BBB        444,513
                 Refunding and Improvement, Memorial Hospital
                 Association, 6.100%, 9/01/98
--------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 9.0%

               Allegheny County, Pennsylvania, Hospital Development
               Authority Revenue, St. Margaret Memorial Hospital:
     350,000     6.350%, 10/01/97                                                  No Opt. Call        BBB+        353,315
     400,000     6.600%, 10/01/98                                                  No Opt. Call        BBB+        411,636
     400,000     6.700%, 10/01/99                                                  No Opt. Call        BBB+        416,828
     400,000     6.800%, 10/01/00                                                  No Opt. Call        BBB+        421,648

     147,000   Allegheny County, Pennsylvania, Industrial                          No Opt. Call         N/R        151,592
                 Development Authority, Solid Waste Disposal
                 Revenue Conversion System Inc. Project,
                 8.000%, 3/01/98

   4,000,000   Delaware County, Pennsylvania, Industrial                           No Opt. Call           A      4,107,680
                 Development Authority Revenue Refunding,
                 Resource Recovery Facility, Series A,
                 6.000%, 1/01/03

   1,000,000   Monroeville, Pennsylvania, Hospital Authority,                      No Opt. Call          A3      1,005,240
                 Hospital Revenue Refunding, Forbes Health
                 System, 5.750%, 10/01/05

     950,000   Montgomery County, Pennsylvania, Higher Education                   No Opt. Call        BBB+        988,589
                 and Health Authority, Hospital Revenue,
                 Pottstown Memorial Medical Center Project,
                 7.000%, 11/15/99

   2,500,000   Pennsylvania Intergovernmental Coop Authority,                      No Opt. Call         AAA      2,597,325
                 Special Tax Revenue, City of Philadelphia Funding
                 Program, 6.000%, 6/15/00

   3,000,000   Philadelphia, Pennsylvania, Refunding,                              No Opt. Call         AAA      3,015,390
                 Series A, 5.125%, 5/15/03

     500,000   Philadelphia, Pennsylvania, Gas Works Revenue,                      No Opt. Call        Baa1        501,860
                 Thirteenth Series, 7.100%, 6/15/97

               Philadelphia, Pennsylvania, Gas Works Revenue
               Fourteenth, Series A:

   3,600,000     5.600%, 7/01/99                                                   No Opt. Call        Baa1      3,655,440
   3,425,000     5.700%, 7/01/00                                                   No Opt. Call        Baa1      3,488,774


               45


               Portfolio Holdings by State

               Nuveen Flagship Limited Term-continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - continued

$  1,390,000   Philadelphia, Pennsylvania, Hospitals and Higher                 No Opt. Call          BBB+    $  1,403,386
                 Education Facilities Authority, Revenue Refunding,
                 Philadelphia Major Project, 5.300%, 8/01/99

               Philadelphia, Pennsylvania, School District, Series A:
   3,990,000     5.450%, 7/01/04                                                No Opt. Call          AAA        4,075,067
   1,080,000     6.050%, 5/15/99                                                No Opt. Call          AAA        1,114,301

   5,000,000   Philadelphia, Pennsylvania, Water and Wastewater                 No Opt. Call          AAA        4,996,750
                 Revenue Regular Fixed Ars, 5.150%, 6/15/04

               Philadelphia, Pennsylvania, Hospitals and Higher
               Education Facilities Authority, Hospital Revenue
               Refunding, Pennsylvania Hospital:
   3,490,000     5.850%, 7/01/02                                                No Opt. Call          BBB+       3,533,067
   2,020,000     6.050%, 7/01/04                                                No Opt. Call          BBB+       2,058,562
   2,000,000     6.150%, 7/01/05                                                No Opt. Call          BBB+       2,044,840
----------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico - 0.4%

   1,575,000   Puerto Rico Commonwealth Urban Renewal                           No Opt. Call          BBB        1,471,633
                 and Housing Corporation, Commonwealth
                 Appropriation Refunding, 0.000%, 10/01/98

     325,000   Puerto Rico Electric Power Authority, Power Revenue,             7/01 at 102           Aaa          359,440
                 Formerly Puerto Rico Commonwealth
                 Water Resource Authority Power, Series P,
                 7.000%, 7/01/11 (Pre-refunded to 7/01/01)
-----------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.9%

   4,035,000   Rhode Island Housing and Mortgage Finance                        No Opt. Call          AAA        4,080,717
                 Corporation, Multifamily Housing, Series A,
                 5.350%, 7/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.2%

   3,250,000   Metro Government Nashville and Davidson County,                  No Opt. Call          BBB+       3,311,848
                 Tennessee Industrial Development Board Revenue
                 Refunding and Improvement, Osco Treatment Inc,
                 6.000%, 5/01/03

   1,000,000   Tennessee Housing Development Agency, Mortgage                   No Opt. Call            A+       1,011,980
                 Finance Refunding, Series A, 5.100%, 7/01/01

               Tennessee Housing Development Agency, Mortgage
               Finance, Series B:

     605,000     5.300%, 1/01/00                                                No Opt. Call            A+         612,968
     260,000     5.300%, 7/01/00                                                No Opt. Call            A+         264,022



                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Texas - 2.2%
$  1,575,000   Anderson County, Texas, Revenue Refunding,                       No Opt. Call           AAA    $  1,601,318
                 Coffield Prison Farm Project, 5.300%, 3/15/00

               Brazos, Texas, Higher Education Authority, Student
               Loan Revenue Refunding, Series A - 1:
   1,730,000     5.900%, 12/01/00                                               No Opt. Call           Aaa       1,777,592
   1,235,000     6.050%, 12/01/01                                               No Opt. Call           Aaa       1,279,818

   1,325,000   North Central Texas Health Facility Development                   2/01 at 100           BBB       1,325,516
                 Corporation, Revenue Refunding, C C Young
                 Memorial Home Project, 5.700%, 2/15/03

   1,000,000   Pasadena, Texas, Industrial Development Corporation,             10/97 at 100             A       1,006,800
                 Economic Development Revenue University
                 Space, Lunar and Planetary Project,
                 7.050%, 10/01/01

               Texas State Higher Education Coordinating Board,
               College Student Entertainment Loan Revenue,
               Senior Lien:
     680,000     6.900%, 4/01/99                                                No Opt. Call             A         702,070
     665,000     7.000%, 4/01/00                                                No Opt. Call             A         697,000
   1,375,000     7.100%, 4/01/01                                                No Opt. Call             A       1,456,493
--------------------------------------------------------------------------------------------------------------------------
               Utah - 0.1%
     300,000   Carbon County, Utah, Solid Waste Disposal Revenue                No Opt. Call           N/R         301,656
                 Refunding, East Carbon Development
                 Corporation, Series A, 8.000%, 7/01/97
--------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.9%

               Vermont State Student Assistance Corporation,
               Education Loan Revenue Finance Program,
               Series A - 3:
   2,000,000     5.800%, 12/15/99                                               No Opt. Call           AAA       2,048,160
   1,000,000     5.900%, 12/15/00                                               No Opt. Call           AAA       1,028,470
   1,000,000     6.050%, 12/15/01                                               No Opt. Call           AAA       1,039,260
--------------------------------------------------------------------------------------------------------------------------
               Virginia - 1.4%

   2,850,000   Newport News, Virginia Redevelopment and                          5/05 at 102           AAA       2,871,743
                 Housing Authority, Multifamily Housing Revenue
                 Refunding, Fredericksburg, Oxford Project,
                 Series A, 5.550%, 5/01/27

   3,000,000   Virginia State Public Building Authority, Building                8/04 at 101            AA       3,251,220
                 Revenue, Series A, 6.250%, 8/01/15
                 (Pre-refunded to 8/01/04)

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Washington - 0.4%
$  1,670,000   Washington State Health Care Facilities Authority,               No Opt. Call           AAA    $  1,751,580
                 Children's Hospital and Medical Center,
                 6.000%, 10/01/02
--------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.5%
               Wisconsin State Health and Educational Facilities
               Authority, Revenue Refunding, Lutheran Hospital,
               Louisiana Crosse Inc, Series A:

   1,155,000     5.300%, 2/15/01                                                No Opt. Call           AAA       1,172,310
   1,100,000     5.200%, 2/15/10                                                No Opt. Call           AAA       1,112,086
--------------------------------------------------------------------------------------------------------------------------
$446,102,000     Total Investments - (cost $440,735,480) - 100.1%                                              449,536,155
============--------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - (0.1)%                                                           (544,342)
                 ---------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                            $448,991,813
==========================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard and Poor's or Moody's rating.

N/R - Investment is not rated.

(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

                                 See accompanying notes to financial statements.
48

               Statement of Net Assets                                                          Nuveen Flagship Municipal Bond Funds
               April 30, 1997                                                                           April 30, 1997 Annual Report

                                                                                   Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                                                      All-American     Intermediate     Limited Term
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)                         $268,825,821      $45,517,730     $449,536,155
Cash                                                                                             -                -        1,065,692
Receivables:
  Interest                                                                               4,842,532          762,193        7,732,224
  Shares sold                                                                              690,566          280,896          858,729
  Investments sold                                                                       5,927,821                -                -
Other assets                                                                                 7,961            2,419           22,089
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                       280,294,701       46,563,238      459,214,889
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                             978,648          596,800                -
Payables:
  Investments purchased                                                                  4,841,206        1,561,582        6,825,073
  Shares redeemed                                                                          651,035          241,955        1,252,919
Accrued expenses:
  Management fees (note 6)                                                                  82,197            2,331          161,914
  12b-1 distribution and service fees (notes 1 and 6)                                       69,354            8,316           81,138
  Other                                                                                    125,749           55,738          163,152
Dividends payable                                                                        1,227,291          181,031        1,738,880
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                    7,975,480        2,647,753       10,223,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                                   $272,319,221      $43,915,485     $448,991,813
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (note 1)
Net assets                                                                            $216,575,087      $40,906,348     $425,401,062
Shares outstanding                                                                      19,867,542        3,907,686       40,110,006
Net asset value and redemption price per share                                        $      10.90      $     10.47     $      10.61
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20%, 3.00% and 2.50%,
  respectively, of offering price)                                                    $      11.38      $     10.79     $      10.88
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares (note 1)
Net assets                                                                            $    711,042              N/A              N/A
Shares outstanding                                                                          65,186              N/A              N/A
Net asset value, offering and redemption price per share                              $      10.91              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares (note 1)
Net assets                                                                            $ 54,849,750      $ 2,540,357     $ 23,550,772
Shares outstanding                                                                       5,035,475          242,541        2,221,947
Net asset value, offering and redemption price per share                              $      10.89      $     10.47     $      10.60
------------------------------------------------------------------------------------------------------------------------------------
Class R Shares (note 1)
Net assets                                                                            $    183,342      $   468,780     $     39,979
Shares outstanding                                                                          16,810           44,861            3,774
Net asset value, offering and redemption price per share                              $      10.91      $     10.45     $      10.59
------------------------------------------------------------------------------------------------------------------------------------
           N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares.

                                                                                     See accompanying notes to financial statements.


              Statement of Operations
              11 months ended April 30, 1997



                                                               Nuveen Flagship        Nuveen Flagship        Nuveen Flagship
                                                                 All-American*          Intermediate*          Limited Term*
----------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                $15,685,354             $2,452,796            $24,624,689
----------------------------------------------------------------------------------------------------------------------------

Expenses
  Management fees (note 6)                                           1,218,270                217,495              1,481,442
  12b-1 service fees - Class A (notes 1 and 6)                         683,251                145,606              1,482,478
  12b-1 distribution and service fees - Class B (notes 1 and 6)            660                    N/A                    N/A
  12b-1 distribution and service fees - Class C (notes 1 and 6)        421,541                 16,039                120,039
  Shareholders' servicing agent fees and expenses                      133,582                 41,323                282,042
  Custodian's fees and expenses                                         95,650                 49,178                158,736
  Trustees' fees and expenses (note 6)                                   6,193                  1,202                 12,096
  Professional fees                                                     19,313                 12,931                 25,399
  Shareholders' reports - printing and mailing expenses                 20,000                  4,759                 43,347
  Federal and state registration fees                                   44,666                 25,160                 42,741
  Organization expenses (note 1)                                             -                  6,546                      -
  Other expenses                                                         9,905                  2,093                 19,130
----------------------------------------------------------------------------------------------------------------------------
   Total expenses before reimbursement                               2,653,031                522,332              3,667,450
  Expense reimbursement (note 6)                                      (269,587)              (216,714)               (75,003)
----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                      2,383,444                305,618              3,592,447
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                                          13,301,910              2,147,178             21,032,242
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain from Investments

Net realized gain from investment transactions
  (notes 1 and 4)                                                    2,249,650                147,832              1,658,088
Net change in unrealized appreciation or depreciation
  of investments                                                     4,859,517                801,793                116,950
----------------------------------------------------------------------------------------------------------------------------
     Net gain from investments                                       7,109,167                949,625              1,775,038
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $20,411,077             $3,096,803            $22,807,280

              * Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

              N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited
                    Term are not authorized to issue Class B Shares.


                                 See accompanying notes to financial statements.

              Statement of Changes in Net Assets

                                                                         Nuveen Flagship Municipal Bond Funds
                                                                                 April 30, 1997 Annual Report

                                              Nuveen Flagship       Flagship    Nuveen Flagship      Flagship
                                                All-American*   All-American      Intermediate*  Intermediate
                                              ---------------------------------------------------------------
                                              11 months ended     Year ended    11 months ended    Year ended
                                                      4/30/97        5/31/96            4/30/97       5/31/96
-------------------------------------------------------------------------------------------------------------
Operations
Net investment income                           $ 13,301,910    $ 13,630,068      $  2,147,178   $  2,231,236
Net realized gain from investment
 transactions (notes 1 and 4)                      2,249,650       4,802,765           147,832      1,178,381
Net change in unrealized appreciation or
 depreciation of investments                       4,859,517      (8,074,381)          801,793     (1,349,675)
-------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                                       20,411,077      10,358,452         3,096,803      2,059,942
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
 Class A                                         (10,934,899)    (11,330,827)       (2,059,165)    (2,230,105)
 Class B                                              (3,405)            N/A               N/A            N/A
 Class C**                                        (2,349,107)     (2,350,784)          (74,318)       (15,633)
 Class R                                              (1,421)            N/A            (4,137)           N/A
From accumulated net realized gains
 from investment transactions:
 Class A                                          (1,174,852)              -                 -              -
 Class B                                                   -             N/A               N/A            N/A
 Class C**                                          (285,764)              -                 -              -
 Class R                                                   -             N/A                 -            N/A
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                   (14,749,448)    (13,681,611)       (2,137,620)    (2,245,738)
-------------------------------------------------------------------------------------------------------------
Fund ShareTransactions (note 2)
Net proceeds from sale of shares                  45,105,197      64,410,375         7,641,512     16,566,991
Net proceeds from shares issued to
 shareholders due to reinvestment
 of distributions                                  6,771,634       7,107,483         1,250,991      1,433,834
-------------------------------------------------------------------------------------------------------------
                                                  51,876,831      71,517,858         8,892,503     18,000,825
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                          (40,524,782)    (43,626,650)      (13,864,964)   (11,954,767)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                     11,352,049      27,891,208        (4,972,461)     6,046,058
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets             17,013,678      24,568,049        (4,013,278)     5,860,262
-------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period            255,305,543     230,737,494        47,928,763     42,068,501
-------------------------------------------------------------------------------------------------------------
Net assets at the end of period                 $272,319,221    $255,305,543      $ 43,915,485   $ 47,928,763
-------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment
 income at end of period                        $     13,078    $          -      $      9,558   $          -
-------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All -American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

                                 See accompanying notes to financial statements.
51

                                                                   Nuveen Flagship        Flagship
                                                                     Limited Term*    Limited Term
                                                                   -------------------------------
                                                                   11 months ended      Year ended
                                                                           4/30/97         5/31/96
--------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  21,032,242   $  25,355,276
Net realized gain from investment transactions
 (notes 1 and 4)                                                         1,658,088       1,123,864
Net change in unrealized appreciation or depreciation
 of investments                                                            116,950      (5,083,239)
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              22,807,280      21,395,901
--------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
 Class A                                                               (19,952,270)    (24,835,168)
 Class B                                                                       N/A             N/A
 Class C**                                                                (809,432)       (175,819)
 Class R                                                                      (286)            N/A
From accumulated net realized gains from investment transactions:
 Class A                                                                         -               -
 Class B                                                                       N/A             N/A
 Class C**                                                                       -               -
 Class R                                                                         -             N/A
--------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders              (20,761,988)    (25,010,987)
--------------------------------------------------------------------------------------------------
Fund ShareTransactions (note 2)
Net proceeds from the sale of shares                                    55,204,267      90,170,813
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                          12,418,014      16,369,864
--------------------------------------------------------------------------------------------------
                                                                        67,622,281     106,540,677
--------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (125,247,208)   (167,550,003)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                                          (57,624,927)    (61,009,326)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (55,579,635)    (64,624,412)
--------------------------------------------------------------------------------------------------
Net assets at the beginning of period                                  504,571,448     569,195,860
--------------------------------------------------------------------------------------------------
Net assets at the end of period                                      $ 448,991,813   $ 504,571,448
--------------------------------------------------------------------------------------------------
Balance of undistributed net investment income
 at end of period                                                    $   1,014,800   $     744,546
--------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All -American was not authorized to issue Class BShares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

                                 See accompanying notes to financial statements.
52

Notes to Financial Statements               Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report




1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship All-American Municipal Bond Fund ("Nuveen Flagship All-American"), the Nuveen Flagship Intermediate Municipal Bond Fund ("Nuveen Flagship Intermediate") and the Nuveen Flagship Limited Term Municipal Bond Fund ("Nuveen Flagship Limited Term") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, the Flagship All-American Tax Exempt Fund ("Flagship All-American"), the Flagship Intermediate Tax Exempt Fund ("Flagship Intermediate") and the Flagship Limited Term Tax Exempt Fund ("Flagship Limited Term") were reorganized into the Trust. At this time they were renamed Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund, respectively. The Funds had a May 31 fiscal year end prior to being reorganized into the Trust and now have an April 30 fiscal year end.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1997, Nuveen Flagship All-

American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term had such outstanding purchase commitments of $4,841,206, $1,561,582 and $6,825,073, respectively.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities as required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship All-American, Flagship Intermediate and Flagship Limited Term was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the 11 months ended April 30, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, Class C and Class R Shares. Nuveen Flagship All-American Fund also offers Class B Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class B Shares, which were first offered for sale on February 1, 1997, are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held (CDSC declines to 0% at the end of six years). Class C Shares

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares, which were first offered for sale on February 1, 1997, are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the 11 months ended April 30, 1997.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Organizational Expenses

The organizational expenses incurred on behalf of Nuveen Flagship Intermediate (approximately $35,700) will be reimbursed to the Advisor on a straight-line basis over a period of five years. As of April 30, 1997, $20,874 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

                       2. Fund Shares
                       Transactions in Fund shares were as follows:
                          Nuveen Flagship                Flagship                 Nuveen Flagship                Flagship
                           All-American*               All-American                Intermediate*               Intermediate
                     -------------------------------------------------------------------------------------------------------------
                       11 months ended 4/30/97         Year ended 5/31/96      11 months ended 4/30/97        Year ended 5/31/96
                         Shares         Amount       Shares         Amount       Shares         Amount       Shares         Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold
Class A               2,917,181   $ 31,668,207    4,757,928   $ 51,859,159      539,437   $  5,639,771    1,461,305   $ 15,332,025

Class B                  65,162        712,816          N/A            N/A          N/A            N/A          N/A            N/A

Class C **            1,153,656     12,540,237    1,153,142     12,551,216      145,976      1,523,605      117,137      1,234,966

Class R                  16,754        183,937          N/A            N/A       44,829        478,136          N/A            N/A
Shares issued to shareholders due to reinvestment of distributions
Class A                 514,027      5,592,134      529,263      5,744,859      118,796      1,215,858      136,334      1,423,816

Class B                      24            265          N/A            N/A          N/A            N/A          N/A            N/A

Class C **              108,469      1,178,627      125,662      1,362,624        3,777         34,796          957         10,018

Class R                      56            608          N/A            N/A           32            337          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
                      4,775,329     51,876,831    6,565,995     71,517,858      852,847      8,892,503    1,715,733     18,000,825
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed
Class A              (3,061,374)   (33,300,392)  (2,979,351)   (32,444,225)  (1,302,182)   (13,627,224)  (1,134,391)   (11,928,052)

Class B                       -              -          N/A            N/A          N/A            N/A          N/A            N/A

Class C **             (665,228)    (7,224,390)  (1,035,684)   (11,182,425)     (22,717)      (237,740)      (2,589)       (26,715)

Class R                       -              -          N/A            N/A            -              -          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
                     (3,726,602)   (40,524,782)  (4,015,035)   (43,626,650)  (1,324,899)   (13,864,964)  (1,136,980)   (11,954,767)
----------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            1,048,727   $ 11,352,049    2,550,960   $ 27,891,208     (472,052)  $ (4,972,461)     578,753   $  6,046,058
----------------------------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All-American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

** Class C Shares for Flagship Intermediate and Flagship Limited Term commenced operations on December 1, 1995.


                                                                                            Nuveen Flagship Municipal Bond Funds
                                                                                                    April 30, 1997 Annual Report

                                                                             Nuveen Flagship                     Flagship
                                                                              Limited Term*                    Limited Term
                                                                    ------------------------------------------------------------
                                                                         11 months ended 4/30/97            Year ended 5/31/96
                                                                       Shares               Amount        Shares          Amount
              ------------------------------------------------------------------------------------------------------------------
              Shares sold
              Class A                                               4,064,504        $  43,309,184     6,914,835   $  74,019,115

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                            1,111,314           11,854,862     1,505,009      16,151,698

              Class R                                                   3,763               40,221           N/A             N/A
              Shares issued to shareholders
              due to reinvestment of distributions
              Class A                                               1,125,302           11,989,359     1,522,705      16,288,950

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                               40,213              428,533         7,584          80,914

              Class R                                                      11                  122           N/A             N/A
              ------------------------------------------------------------------------------------------------------------------
                                                                    6,345,107           67,622,281     9,950,133     106,540,677
              ------------------------------------------------------------------------------------------------------------------
              Shares redeemed
              Class A                                             (11,367,265)        (121,107,007)  (15,607,722)   (166,978,057)

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                             (388,996)          (4,140,201)      (53,177)       (571,946)

              Class R                                                       -                    -           N/A             N/A
              ------------------------------------------------------------------------------------------------------------------
                                                                  (11,756,261)        (125,247,208)  (15,660,899)   (167,550,003)
              ------------------------------------------------------------------------------------------------------------------
              Net increase (decrease)                              (5,411,154)       $ (57,624,927)   (5,710,766)  $ (61,009,326)
              ------------------------------------------------------------------------------------------------------------------

              * Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

              N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited
                    Term are not authorized to issue Class B Shares. Flagship All-American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

              ** Class C Shares for Flagship Intermediate and Flagship Limited Term commenced operations on December 1, 1995.

3. Distributions to Shareholders

On May 9, 1997, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 1997, to shareholders of record on May 9, 1997, as follows:

                                                Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                  All-American*    Intermediate*    Limited Term*
-------------------------------------------------------------------------------------------------
Dividend per share:
  Class A                                                $.0499           $.0428           $.0415
  Class B                                                 .0430              N/A              N/A
  Class C                                                 .0449            .0380            .0388
  Class R                                                 .0517            .0446            .0433
-------------------------------------------------------------------------------------------------

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares.

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the months ended April 30, 1997, were as follows:

                                                    Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                      All-American*    Intermediate*    Limited Term*
-----------------------------------------------------------------------------------------------------
Purchases
Investments in municipal securities                    $110,088,451      $12,599,350     $139,727,058
Temporary municipal investments                          11,000,000                -                -
Sales
Investments in municipal securities                     102,438,815       16,827,164      199,704,201
Temporary municipal investments                          11,000,000                -                -
-----------------------------------------------------------------------------------------------------

*Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1997, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term had unused capital loss carryforwards of $300,689 and $5,140,875, respectively, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire in the year 2003.

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                             Nuveen Flagship   Nuveen Flagship   Nuveen Flagship
                                                All-American      Intermediate      Limited Term
------------------------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                   $12,537,491        $1,398,812        $9,031,989
  depreciation                                      (112,685)          (20,666)         (231,314)
------------------------------------------------------------------------------------------------
Net unrealized appreciation                      $12,424,806        $1,378,146        $8,800,675
------------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund as follows:

                                                             Nuveen Flagship
                                                 All-American & Intermediate
Average daily net asset value                                 Management Fee
----------------------------------------------------------------------------
For the first $125 million                                       .5000 of 1%

For the next $125 million                                        .4875 of 1

For the next $250 million                                        .4750 of 1

For the next $500 million                                        .4625 of 1

For the next $1 billion                                          .4500 of 1

For net assets over $2 billion                                   .4250 of 1
----------------------------------------------------------------------------
                                                             Nuveen Flagship
                                                                Limited Term
Average daily net asset value                                 Management Fee
----------------------------------------------------------------------------
For the first $125 million                                       .4500 of 1%

For the next $125 million                                        .4375 of 1

For the next $250 million                                        .4250 of 1

For the next $500 million                                        .4125 of 1

For the next $1 billion                                          .4000 of 1

For net assets over $2 billion                                   .3750 of 1
---------------------------------------------------------------------------

Prior to the reorganization (see note 1) Flagship All-American and Flagship Intermediate paid a management fee of .5 of 1% and Flagship Limited Term paid a management fee of .3 of 1%.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the eleven months ended April 30, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                 Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                    All-American     Intermediate     Limited Term
----------------------------------------------------------------------------------
Gross sales charges collected           $456,000          $73,400         $331,800

Paid to authorized dealers              $394,600          $57,700         $265,900

During the period ended April 30, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $177,800 for Nuveen Flagship All-American, $12,800 for Nuveen Flagship Intermediate and $196,400 for Nuveen Flagship Limited Term in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B shares, and all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by the Distributor. During the period ended April 30, 1997, the Distributor and its predecessor collected and retained approximately $4,900 for Nuveen Flagship All-American, $3,400 for Nuveen Flagship Intermediate, and $35,400 for Nuveen Flagship Limited Term of CDSC on share redemptions.

7. Composition of Net Assets
At April 30, 1997, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                Nuveen Flagship  Nuveen Flagship   Nuveen Flagship
                                                                   All-American     Intermediate      Limited Term
------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                    $258,950,046      $42,828,470      $444,374,169
Balance of undistributed net investment income                           13,078            9,558         1,014,800
Accumulated net realized gain (loss) from
 investment transactions                                                931,291         (300,689)       (5,197,831)
Net unrealized appreciation of investments                           12,424,806        1,378,146         8,800,675
------------------------------------------------------------------------------------------------------------------
Net assets                                                         $272,319,221      $43,915,485      $448,991,813
------------------------------------------------------------------------------------------------------------------

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At April 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                          Nuveen Flagship   Nuveen Flagship   Nuveen Flagship
                                             All-American      Intermediate      Limited Term
----------------------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities                                23%               23%               19%
 Pollution Control                                     23                 7                 6
 Transportation                                         4                17                 8
 Lease Rental Facilities                               11                11                14
 Educational Facilities                                 8                 6                10
 Water/Sewer Facilities                                 5                 9                 4
 Electric Utilities                                     5                 3                 8
 Housing Facilities                                     7                 3                 7
 Other                                                  6                 9                 6
General Obligation Bonds                                4                12                13
Escrowed Bonds                                          4                 -                 5
----------------------------------------------------------------------------------------------
                                                      100%              100%              100%
----------------------------------------------------------------------------------------------

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (19% for Nuveen Flagship All-American, 36% for Nuveen Flagship Intermediate and 39% for Nuveen Flagship Limited Term). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

                 Financial Highlights



                 Selected data for a common share outstanding throughout each period is as follows:

                                              Operating Performance          Less Distributions
                                            -------------------------    ---------------------------

NUVEEN FLAGSHIP                                                   Net
ALL-AMERICAN++                       Net                 realized and     Dividends                           Net       Total
                                   asset                   unrealized     from tax-                         asset      return
                                   value           Net    gain (loss)    exempt net    Distributions        value      on net
Year ending                    beginning    investment           from    investment     from capital       end of       asset
April 30,                      of period     income(b)    investments        income            gains       period    value(a)
------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
  1997(e)                         $10.67          $.55          $ .29         $(.55)           $(.06)      $10.90        8.02%
  1996(f)                          10.79           .61           (.12)         (.61)               -        10.67        4.64
  1995(f)                          10.61           .63            .18          (.63)               -        10.79        8.01
  1994(f)                          11.07           .65           (.30)         (.65)            (.16)+++    10.61        2.99
  1993(f)                          10.40           .67            .76          (.67)            (.09)       11.07       14.25
  1992(f)                           9.95           .69            .45          (.69)               -        10.40       11.94
  1991(f)                           9.73           .72            .22          (.72)               -         9.95       10.10
  1990(f)                           9.81           .71           (.06)         (.72)            (.01)        9.73        6.92
  1989(c)                           9.58           .46            .23          (.46)               -         9.81       10.66+
Class B (2/97)
  1997(d)                          10.98           .12           (.06)         (.13)               -        10.91         .54
Class C (6/93)
  1997(e)                          10.66           .50            .29          (.50)            (.06)       10.89        7.48
  1996(f)                          10.78           .55           (.12)         (.55)               -        10.66        4.07
  1995(f)                          10.60           .57            .18          (.57)               -        10.78        7.42
  1994(f)                          11.09           .57           (.32)         (.57)            (.17)+++    10.60        2.16+
Class R (2/97)
  1997(d)                          10.99           .15           (.07)         (.16)               -        10.91         .69
------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship All-American.

+++ The amounts shown include a distribution in excess of capital gains of $.10 per share.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c) From commencement of class operations as noted through May 31.

(d) From commencement of class operations as noted through April 30.

(e) For the 11 months ending April 30.

(f) For the year ending May 31.

                                             Nuveen Flagship Municipal Bond Funds
                                                     April 30, 1997 Annual Report



                                      Ratios/Supplemental Data
---------------------------------------------------------------------------------
                                   Ratio                       Ratio
                                  of net                      of net
                   Ratio of   investment     Ratio of     investment
                   expenses    income to     expenses      income to
                 to average      average   to average        average
                 net assets   net assets   net assets     net assets
    Net assets       before       before        after          after    Portfolio
 end of period   reimburse-   reimburse-   reimburse-     reimburse-     turnover
(in thousands)         ment         ment      ment(b)        ment(b)         rate
---------------------------------------------------------------------------------

      $216,575        .98%+       5.43%+        .87%+         5.54%+          39%
       207,992       1.02         5.41          .83           5.60            79
       185,495       1.06         5.72          .76           6.02            71
       159,867       1.05         5.34          .62           5.77            81
       170,831       1.05         5.84          .65           6.24            72
       129,525       1.05         6.32          .56           6.81            86
        79,557       1.10         6.65          .42           7.33            94
        49,013       1.13         6.58          .42           7.29           132
        25,644       1.38+        5.89+          --           7.27+           57

           711       1.55+        4.83+        1.55+          4.83+           39

        54,850       1.53+        4.88+        1.42+          4.99+           39
        47,314       1.57         4.85         1.37           5.05            79
        45,242       1.61         5.17         1.31           5.47            71
        39,997       1.63+        4.62+        1.09+          5.16+           81

           183        .61+        5.95+         .61+          5.95+           39
---------------------------------------------------------------------------------

              Selected data for a common share outstanding throughout each period is as follows:


                                          Operating Performance                   Less Distributions
                                          ---------------------                   ------------------

NUVEEN FLAGSHIP                                                     Net
INTERMEDIATE++                       Net                   realized and      Dividends                          Net       Total
                                   asset                     unrealized           from                        asset      return
                                   value           Net      gain (loss)     tax-exempt    Distributions       value      on net
Year ending                    beginning    investment             from     investment     from capital      end of       asset
April 30,                      of period     income(b)      investments         income            gains      period   value (a)
-------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 1997(e)                          $10.27          $.47            $ .20          $(.47)         $    --      $10.47      6.64%
 1996(f)                           10.29           .51             (.02)          (.51)              --       10.27      4.84
 1995(f)                           10.16           .51              .13           (.51)              --       10.29      6.63
 1994(f)                           10.35           .52             (.13)          (.52)            (.06)+++   10.16      3.72
 1993(c)                            9.70           .36              .64           (.35)              --       10.35     14.06+
Class C (12/95)
 1997(e)                           10.28           .44              .17           (.42)              --       10.47      6.00
 1996(c)                           10.57           .23             (.30)          (.22)              --       10.28     (1.78)+
Class R (2/97)
 1997(d)                           10.60           .13             (.15)          (.13)              --       10.45      (.15)
-------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Intermediate.

+++ The amount shown reflects a distribution in excess of capital gains of $.01 per share.

(a)  Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c)  From commencement of class operations as noted through May 31.

(d)  From commencement of class operations as noted through April 30.

(e)  For the 11 months ending April 30.

(f)  For the year ending May 31.

                                                                   Nuveen Flagship Municipal Bond Funds
                                                                           April 30, 1997 Annual Report



                           Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
                                              Ratio                              Ratio
                                             of net                             of net
                         Ratio of        investment         Ratio of        investment
                         expenses         income to         expenses         income to
                       to average           average       to average           average
                       net assets        net assets       net assets        net assets
      Net assets           before            before            after             after        Portfolio
   end of period       reimburse-        reimburse-       reimburse-        reimburse-         turnover
  (in thousands)             ment              ment          ment(b)           ment(b)             rate
-------------------------------------------------------------------------------------------------------

         $40,906            1.18%+            4.46%+            .68%+            4.96%+             26%
          46,742            1.17              4.31              .62              4.86               81
          42,069            1.24              4.45              .54              5.15              102
          35,891            1.29              4.04              .40              4.93               69
          18,971            1.59+             3.78+             .39+             4.98+             102

           2,540            1.71+             3.90+            1.23+             4.38+              26
           1,187            1.73+             3.68+            1.13+             4.28+              81

             469             .82+             4.98+             .40+             5.40+              26
-------------------------------------------------------------------------------------------------------

              Selected data for a common share outstanding throughout each period is as follows:

                                       Operating Performance               Less Distributions
NUVEEN FLAGSHIP                    ------------------------------    -------------------------------
LIMITED TERM++        Net asset                      Net realized    Dividends from                                      Total
                          value           Net      and unrealized    tax-exempt net    Distributions    Net asset    return on
Year ending           beginning    investment    gain (loss) from        investment             from    value end    net asset
April 30,             of period     income(b)         investments            income    capital gains    of period    value (a)
-------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
  1997(e)                $10.57          $.46               $ .04             $(.46)           $   -       $10.61         4.78%
  1996(f)                 10.65           .51                (.09)             (.50)               -        10.57         4.03
  1995(f)                 10.60           .51                 .04              (.50)               -        10.65         5.41
  1994(f)                 10.74           .52                (.13)             (.52)            (.01)       10.60         3.58
  1993(f)                 10.29           .55                 .45              (.55)               -        10.74        10.02
  1992(f)                 10.04           .60                 .26              (.60)            (.01)       10.29         9.04
  1991(f)                  9.92           .63                 .13              (.64)               -        10.04         8.08
  1990(f)                  9.91           .64                 .01              (.64)               -         9.92         6.83
  1989(f)                  9.88           .62                 .02              (.61)               -         9.91         6.81
  1988(c)                  9.75           .36                 .13              (.36)               -         9.88         7.44+

Class C (12/95)
  1997(e)                 10.56           .44                 .03              (.43)               -        10.60         4.49
  1996(c)                 10.76           .22                (.19)             (.23)               -        10.56          .46+

Class R (2/97)
  1997(d)                 10.73           .12                (.13)             (.13)               -        10.59         (.09)
--------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Limited Term.

(a)  Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c)  From commencement of class operations as noted through May 31.

(d)  From commencement of class operations through April 30.

(e)  For the 11 months ending April 30.

(f)  For the year ending May 31.

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

                                         Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
                       Ratio of         Ratio of net            Ratio of         Ratio of net
                    expenses to    investment income         expenses to    investment income
    Net assets      average net       to average net         average net       to average net    Portfolio
 end of period    assets before        assets before        assets after         assets after     turnover
(in thousands)    reimbursement        reimbursement    reimbursement(b)     reimbursement(b)         rate
----------------------------------------------------------------------------------------------------------
      $425,401            .82%+               4.74%+               .80%+               4.76%+          29%
       489,157            .84                 4.72                 .79                 4.77            39
       569,196            .82                 4.80                 .74                 4.88            20
       704,627            .79                 4.67                 .70                 4.76            22
       570,518            .82                 4.98                 .70                 5.10            20
       284,479            .93                 5.42                 .47                 5.88            48
        67,471           1.00                 5.88                 .56                 6.32           167
        19,018           1.22                 5.96                 .70                 6.48            38
        13,446           1.38                 5.46                 .56                 6.28            50
         9,835            .41+                5.84+                .40+                5.85+           67

        23,551           1.12+                4.43+               1.11+                4.44+           29
        15,415           1.43+                3.93+               1.19+                4.17+           39

            40            .55+                5.07+                .55+                5.07+           29
----------------------------------------------------------------------------------------------------------

Independent Auditors' Report



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets of Nuveen Flagship Municipal Trust (comprised of Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund, collectively, the "Funds"), including the portfolios of investments, as of April 30, 1997, the related statements of operations for the period then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds at April 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Dayton, Ohio
June 13, 1997

Nuveen Flagship All-American Muni Fund
April 30, 1997 Annual Report

                          Shareholder Meeting Report
                          All-American

                                                   A Shares              C Shares
---------------------------------------------------------------------------------
Advisory Agreement      For                      15,594,647             3,620,629
                        Against                     194,548                47,300
                        Abstain                     312,433                60,662
                        ---------------------------------------------------------
                        Total                    16,101,628             3,728,591
---------------------------------------------------------------------------------
                        Broker Non Votes            794,853               458,304
---------------------------------------------------------------------------------
Reorganization          For                      10,448,220             2,166,651
                        Against                     181,532                49,798
                        Abstain                     338,669                43,608
                        ---------------------------------------------------------
                        Total                    10,968,421             2,260,057
---------------------------------------------------------------------------------
                        Broker Non Votes          5,928,060             1,926,838
---------------------------------------------------------------------------------
Investment Objective    For                      10,348,400             2,091,974
                        Against                     603,408               165,347
                        Abstain                     111,681                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
---------------------------------------------------------------------------------
Investment Assets       For                      10,390,938             2,091,863
                        Against                     558,231               165,458
                        Abstain                     114,321                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,490             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,991             1,921,468
---------------------------------------------------------------------------------
Type Of Securities      For                      10,388,633             2,091,863
                        Against                     604,795               165,458
                        Abstain                      70,061                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
---------------------------------------------------------------------------------
Borrowing               For                      10,423,340             2,087,441
                        Against                     567,356               169,880
                        Abstain                      72,793                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
                        ---------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      All-American - continued

                                                                A Shares                 C Shares
---------------------------------------------------------------------------------------------------
Pledges                         For                           10,362,992                2,087,441
                                Against                          614,144                  169,880
                                Abstain                           86,353                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Senior Securities               For                           10,426,913                2,086,475
                                Against                          556,699                  170,846
                                Abstain                           79,877                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Underwriting                    For                           10,355,856                2,087,441
                                Against                          612,011                  169,880
                                Abstain                           95,622                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Real Estate                     For                           10,324,721                2,091,748
                                Against                          630,043                  165,573
                                Abstain                          108,725                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Commodities                     For                           10,327,184                2,086,053
                                Against                          641,618                  171,268
                                Abstain                           94,687                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Loans                           For                           10,374,246                2,091,863
                                Against                          602,841                  165,458
                                Abstain                           86,402                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases    For                           10,316,150                2,086,053
                                Against                          630,398                  171,268
                                Abstain                          116,941                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
                                -------------------------------------------------------------------

                                Nuveen Flagship All-American Municipal Bond Fund
                                                    April 30, 1997 Annual Report

                                                                  A Shares               C Shares
---------------------------------------------------------------------------------------------------
Put and Call Options                    For                     10,296,902              2,086,053
                                        Against                    667,642                171,268
                                        Abstain                     98,946                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,490              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,991              1,921,468
---------------------------------------------------------------------------------------------------
Industry Concentration                  For                     10,389,311              2,087,441
                                        Against                    605,899                169,880
                                        Abstain                     68,279                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
Affiliate Purchases                     For                     10,358,192              2,091,117
                                        Against                    618,134                165,458
                                        Abstain                     87,163                     52
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,256,627
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,930,268
---------------------------------------------------------------------------------------------------
Investment Companies                    For                     10,288,510              2,091,433
                                        Against                    659,109                165,888
                                        Abstain                    115,870                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
Div vs. Non-Div                         For                     10,403,405              2,086,695
                                        Against                    556,863                169,880
                                        Abstain                    103,221                  8,852
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
12b-1 Fees                              For                     15,170,335              3,538,226
                                        Against                    401,419                 83,581
                                        Abstain                    526,739                106,786
                                        -----------------------------------------------------------
                                        Total                   16,098,493              3,728,593
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes           797,988                458,302
---------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      All-American - continued

                                                               A Shares              C Shares
---------------------------------------------------------------------------------------------------
Directors
---------------------------------------------------------------------------------------------------
Bremner                             For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Brown                               For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Dean                                For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Impellizzeri                        For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Rosenheim                           For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Sawers                              For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Schneider                           For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Schwertfeger                        For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895

Nuveen Flagship Intermediate Municipal Bond Fund
April 30, 1997 Annual Report

                                                      Shareholder Meeting Report
                                                      Intermediate

                                      Quorum                               A Shares                  C Shares
----------------------------------------------------------------------------------------------------------------
Advisory Agreement                    For                                 3,335,185                   116,943
                                      Against                                54,252                    26,586
                                      Abstain                               100,977                         -
                                      --------------------------------------------------------------------------
                                      Total                               3,490,414                   143,529
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                      383,617                         -
----------------------------------------------------------------------------------------------------------------
Reorganization                        For                                 2,304,158                   106,240
                                      Against                                24,053                    12,645
                                      Abstain                               100,131                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Investment Objective                  For                                 2,254,382                   106,240
                                      Against                               156,184                    12,645
                                      Abstain                                17,776                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Investment Assets                     For                                 2,247,296                   106,240
                                      Against                               164,856                    12,645
                                      Abstain                                16,190                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Type Of Securities                    For                                 2,245,988                   106,240
                                      Against                               166,164                    12,645
                                      Abstain                                16,190                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Borrowing                             For                                 2,246,128                   106,240
                                      Against                               166,555                    12,645
                                      Abstain                                15,659                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Pledges                               For                                 2,246,519                   106,240
                                      Against                               166,164                    12,645
                                      Abstain                                15,659                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Intermediate -- continued


                                                                         A Shares                  C Shares
--------------------------------------------------------------------------------------------------------------
Senior Securities                     For                               2,248,953                   106,240
                                      Against                             163,199                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Underwriting                          For                               2,245,988                   106,240
                                      Against                             166,164                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Real Estate                           For                               2,237,615                   106,240
                                      Against                             174,537                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Commodities                           For                               2,242,651                   106,240
                                      Against                             169,500                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,341                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,690                    24,644
--------------------------------------------------------------------------------------------------------------
Loans                                 For                               2,240,269                   106,240
                                      Against                             167,892                    12,645
                                      Abstain                              20,181                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases          For                               2,240,449                   106,240
                                      Against                             172,234                    12,645
                                      Abstain                              15,659                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Put and Call Options                  For                               2,240,840                   106,240
                                      Against                             171,843                    12,645
                                      Abstain                              15,659                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


                                                                    A Shares                       C Shares
--------------------------------------------------------------------------------------------------------------
Industry Concentration                For                          2,255,483                        106,240
                                      Against                        164,536                         12,645
                                      Abstain                          8,323                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
Affiliate Purchases                   For                          2,249,484                        106,240
                                      Against                        163,199                         12,645
                                      Abstain                         15,659                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
Investment Companies                  For                          2,258,692                        106,240
                                      Against                        158,829                         12,645
                                      Abstain                         10,820                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,341                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,690                         24,644
--------------------------------------------------------------------------------------------------------------
Div vs. Non-Div                       For                          2,248,743                        106,240
                                      Against                        163,940                         12,645
                                      Abstain                         15,659                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
12b-1 Fees                            For                          3,129,089                        114,831
                                      Against                        133,033                         26,586
                                      Abstain                        228,291                          2,112
                                      ------------------------------------------------------------------------
                                      Total                        3,490,413                        143,529
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes               383,618                              -
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Intermediate -- continued

                                                                      A Shares                     C Shares
--------------------------------------------------------------------------------------------------------------
Directors
--------------------------------------------------------------------------------------------------------------
Bremner                               For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Brown                                 For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Dean                                  For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Impellizzeri                          For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Rosenheim                             For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Sawers                                For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Schneider                             For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Schwertfeger                          For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529

Nuveen Flagship Limited Term Municipal Bond Fund
April 30, 1997 Annual Report


                                                      Shareholder Meeting Report
                                                      Limited Term


                                                                      A Shares                     C Shares
--------------------------------------------------------------------------------------------------------------
Advisory Agreement                    For                           33,846,892                    1,202,862
                                      Against                          993,167                      108,649
                                      Abstain                          894,792                        4,231
                                      ------------------------------------------------------------------------
                                      Total                         35,734,851                    1,315,742
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes               1,696,372                      161,265
--------------------------------------------------------------------------------------------------------------
Reorg                                 For                           24,962,843                      543,547
                                      Against                          796,991                       33,951
                                      Abstain                          725,580                        7,609
                                      ------------------------------------------------------------------------
                                      Total                         26,485,414                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Investment Objective                  For                           24,350,873                      542,068
                                      Against                        1,998,265                       43,039
                                      Abstain                          136,214                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Investment Assets                     For                           24,395,841                      537,292
                                      Against                        1,939,440                       47,815
                                      Abstain                          150,071                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Type Of Securities                    For                           24,392,720                      537,292
                                      Against                        1,944,310                       47,815
                                      Abstain                          148,322                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Borrowing                             For                           24,333,737                      537,292
                                      Against                        1,956,070                       47,615
                                      Abstain                          195,544                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,351                      584,907
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,872                      892,100
--------------------------------------------------------------------------------------------------------------
Pledges                               For                           24,387,667                      537,292
                                      Against                        1,952,937                       47,815
                                      Abstain                          144,747                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,351                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,872                      891,900
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Limited Term -- continued

                                                                     A Shares                      C Shares
--------------------------------------------------------------------------------------------------------------
Senior Securities                     For                          24,339,444                       537,292
                                      Against                       1,957,319                        47,815
                                      Abstain                         188,588                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Underwriting                          For                          24,376,736                       537,292
                                      Against                       1,954,040                        47,815
                                      Abstain                         154,577                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,353                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,870                       891,900
--------------------------------------------------------------------------------------------------------------
Real Estate                           For                          24,274,837                       537,292
                                      Against                       2,054,111                        47,815
                                      Abstain                         156,404                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------
Commodities                           For                          24,210,523                       537,292
                                      Against                       2,086,787                        47,815
                                      Abstain                         188,041                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Loans                                 For                          24,366,857                       537,292
                                      Against                       1,945,123                        47,815
                                      Abstain                         173,372                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases          For                          24,186,296                       537,292
                                      Against                       2,121,247                        47,815
                                      Abstain                         177,808                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Put and Call Options                  For                          24,189,241                       537,292
                                      Against                       2,127,534                        47,815
                                      Abstain                         168,577                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


                                                                          A Shares                 C Shares
--------------------------------------------------------------------------------------------------------------

Industry Concentration                For                               24,358,103                  537,292
                                      Against                            1,947,971                   47,815
                                      Abstain                              179,278                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,352                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  10,945,871                  891,900
--------------------------------------------------------------------------------------------------------------
Affiliate Purchases                   For                               24,228,946                  537,292
                                      Against                            2,064,704                   47,815
                                      Abstain                              191,702                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,352                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  10,945,871                  891,900
--------------------------------------------------------------------------------------------------------------
Investment Companies                  For                               24,289,644                  542,068
                                      Against                            2,006,185                   43,039
                                      Abstain                              189,524                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,353                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  11,372,780                  891,900
--------------------------------------------------------------------------------------------------------------
Div vs. Non-Div                       For                               23,893,273                  532,598
                                      Against                            1,953,520                   47,815
                                      Abstain                              211,650                    4,694
                                      ------------------------------------------------------------------------
                                      Total                             26,058,443                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  11,372,780                  891,900
--------------------------------------------------------------------------------------------------------------
12b-1 Fees                            For                               32,890,652                1,178,974
                                      Against                            1,425,839                  124,651
                                      Abstain                            1,418,359                   12,118
                                      ------------------------------------------------------------------------
                                      Total                             35,734,850                1,315,743
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                   1,696,373                  161,264
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Limited Term -- continued


                                                                   A Shares                        C Shares
--------------------------------------------------------------------------------------------------------------
Directors
--------------------------------------------------------------------------------------------------------------
Bremner                               For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Brown                                 For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Dean                                  For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Impellizzeri                          For                        35,968,947                       1,433,784
                                      Withhold                    1,462,276                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Rosenheim                             For                        35,974,606                       1,433,784
                                      Withhold                    1,456,617                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Sawers                                For                        35,978,194                       1,433,784
                                      Withhold                    1,456,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,434,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Schneider                             For                        35,970,883                       1,433,784
                                      Withhold                    1,460,340                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Schwertfeger                          For                        35,975,606                       1,433,784
                                      Withhold                    1,455,617                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007

Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama                Michigan
Arizona                Missouri
California             New Jersey
Colorado               New Mexico
Connecticut            New York
Florida                North Carolina
Georgia                Ohio
Kansas                 Pennsylvania
Kentucky               South Carolina
Louisiana              Tennessee
Maryland               Virginia
Massachusetts          Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information



Board of Trustees
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

Fund Manager
Nuveen Advisory Corp.
Dayton, Ohio

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, Massachusetts 02266-8509

(800) 225-8530

Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Deloitte & Touche LLP
Dayton, Ohio

Serving Investors
for Generations

[PAINTING OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.


Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products - including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286

(800) 621-7227
www.nuveen.com